UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2015

Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2015. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2015

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2015 and held until June 30, 2015. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2015” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2015

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2015	Ending Account Value Using Actual Return at June 30, 2015	Expenses Paid During the Six Months Ended June 30, 2015*	Beginning Account Value at January 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2015	Expenses Paid During the Six Months Ended June 30, 2015*	Annualized Expense Ratio*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$998.02	$2.82	$1,000.00	$1,021.97	$2.86	0.57%
Class 2	$1,000.00	$997.37	$3.57	$1,000.00	$1,021.22	$3.61	0.72%
Class 3	$1,000.00	$996.70	$4.06	$1,000.00	$1,020.73	$4.11	0.82%
Asset Allocation Portfolio
Class 1	$1,000.00	$1,019.95	$3.81	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,019.37	$4.56	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,018.24	$5.05	$1,000.00	$1,019.79	$5.06	1.01%
Growth and Income Portfolio
Class 1	$1,000.00	$1,049.68	$3.76	$1,000.00	$1,021.12	$3.71	0.74%
Growth Portfolio
Class 1	$1,000.00	$1,036.67	$3.69	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1,036.03	$4.44	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,035.46	$4.95	$1,000.00	$1,019.93	$4.91	0.98%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,087.17	$3.83	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,086.27	$4.60	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,085.68	$5.12	$1,000.00	$1,019.89	$4.96	0.99%
Natural Resources Portfolio
Class 1	$1,000.00	$973.82	$4.06	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$973.73	$4.80	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$973.07	$5.28	$1,000.00	$1,019.44	$5.41	1.08%
SA BlackRock Multi-Asset Income Portfolio#+
Class 1	$1,000.00	$992.66	$3.01	$1,000.00	$1,021.77	$3.06	0.61%
Class 3	$1,000.00	$991.41	$4.30	$1,000.00	$1,020.48	$4.36	0.87%
Strategic Multi-Asset Portfolio#
Class 1	$1,000.00	$1,039.54	$6.07	$1,000.00	$1,018.84	$6.01	1.20%

*	Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2015” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2015” and the “Annualized Expense Ratio” would have been lower.
+	See Note 1

4

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

United States Treasury Notes	28.3%
Federal National Mtg. Assoc.	23.3
U.S. Government Agencies	12.0
Repurchase Agreements	11.3
Government National Mtg. Assoc.	6.5
Federal Home Loan Mtg. Corp.	6.1
Diversified Financial Services	6.0
United States Treasury Bonds	4.5
Municipal Bonds & Notes	2.4
Diversified Banking Institutions	2.1
Banks-Commercial	1.7
Oil Companies-Integrated	1.6
Medical-Drugs	1.1
Finance-Commercial	0.9
Schools	0.8
Sovereign Agency	0.7
Banks-Super Regional	0.7
Auto-Cars/Light Trucks	0.7
Transport-Services	0.6
Insurance-Life/Health	0.6
Electric-Distribution	0.4
Oil Companies-Exploration & Production	0.4
Retail-Discount	0.4
Cellular Telecom	0.3
Multimedia	0.3
Medical Instruments	0.3
Computers	0.3
Medical Labs & Testing Services	0.3
Banks-Fiduciary	0.3
Electric-Integrated	0.2
Finance-Investment Banker/Broker	0.2
Special Purpose Entities	0.2
Machinery-Construction & Mining	0.2
Sovereign	0.2
Medical-Hospitals	0.2
Property Trust	0.2
Airlines	0.2
Building Societies	0.2
Oil-Field Services	0.2
Computers-Memory Devices	0.1
Brewery	0.1
Insurance-Multi-line	0.1
Electric-Generation	0.1
Food-Wholesale/Distribution	0.1
Diversified Operations	0.1
Medical-HMO	0.1
Insurance-Property/Casualty	0.1

117.7%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	76.9%
Aa	7.9
A	10.6
Baa	1.2
Not Rated@	3.4

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.

5

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 5.1%
Diversified Financial Services — 5.1%
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	$2,995,000	$3,003,092
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	6,885,000	6,914,241
Apidos CLO XXI FRS Series 2015-21A, Class A1 1.71% due 07/18/2027*(1)	3,380,000	3,374,254
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.60% due 03/11/2039,(2)	3,564,235	3,609,465
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.38% due 07/15/2044,(2)	2,213,809	2,215,552
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045,(2)	1,020,000	1,039,120
Commercial Mtg. Pass Trust Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046,(2)	4,022,578	4,117,362
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*,(2)	2,648,467	2,677,524
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	1,795,000	1,794,785
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	2,546,404	2,546,032
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	2,320,000	2,318,255
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,501,384
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	586,392
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(2)	2,250,000	2,235,760
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(2)	3,291,334	3,492,428
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(2)	1,445,924	1,570,606
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(2)	5,097,433	5,428,980
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	826,274
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	2,255,000	2,262,527

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	$910,000	$920,992
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	3,657,000	3,681,944
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2035*(2)	3,400,000	3,252,607
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,463,886
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,071,612
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(3)	1,596,989	1,601,536
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/2048(2)	3,149,261	3,273,820
Westlake Automobile Receivables Trust Series 2014-A2, Class 2A 0.97% due 10/16/2017*	2,192,009	2,191,483
Westlake Automobile Receivables Trust Series 2015-2A, Class B 1.83% due 01/15/2021*	2,025,000	2,024,595

Total Asset Backed Securities (cost $73,455,889)		72,996,508

U.S. CORPORATE BONDS & NOTES — 12.0%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	2,009,562	2,300,948

Auto-Cars/Light Trucks — 0.7%
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,072,940
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,948,480
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	797,726

		9,819,146

Banks-Commercial — 0.1%
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	445,576
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	852,912

		1,298,488

6

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	$2,790,000	$2,760,563
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	1,270,000	1,230,420

		3,990,983

Banks-Super Regional — 0.7%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,043,754
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,102,556
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	512,817
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,430,875
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,405,000	1,397,392
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	560,717

		10,048,111

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,577,150

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	195,322

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,493,555

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,029,396
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,850,817
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	224,683

		4,104,896

Computers-Memory Devices — 0.1%
EMC Corp. Senior Notes 1.88% due 06/01/2018	375,000	375,727
EMC Corp. Senior Notes 2.65% due 06/01/2020	625,000	631,409

Security Description	Principal Amount	Value (Note 2)
Computers-Memory Devices ( continued)
EMC Corp. Senior Notes 3.38% due 06/01/2023	$1,000,000	$1,001,582

		2,008,718

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	3,885,000	3,927,308
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,254,712
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,038,283
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,601,785
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,884,824
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,347,730
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	373,194
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,127,269
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,447,520
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,204,550
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,193,292

		25,400,467

Diversified Financial Services — 0.9%
General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	6,000,000	6,606,018
General Electric Capital Corp. Company Guar. Notes 6.15% due 08/07/2037	2,315,000	2,878,464
General Electric Capital Corp. Company Guar. Notes 6.75% due 03/15/2032	2,320,000	3,011,940
General Electric Capital Corp. Company Guar. Notes 6.88% due 01/10/2039	60,000	80,561

		12,576,983

Diversified Manufacturing Operations — 0.0%
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	634,743

7

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	$565,000	$550,148
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	1,941,976
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	860,767

		3,352,891

Finance-Commercial — 0.9%
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,126,677
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,096,918

		13,223,595

Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 3.00% due 10/02/2021	585,000	590,850
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	335,000	338,350
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	485,000	489,850

		1,419,050

Insurance-Life/Health — 0.6%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,131,940
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	2,055,000	2,095,609

		8,227,549

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 1.90% due 12/15/2017(4)	425,000	426,867
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,025,000	1,063,802

		1,490,669

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,016,405

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,113,512

Security Description	Principal Amount	Value (Note 2)
Machinery-Construction & Mining (continued)
Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	$920,000	$933,993
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	600,000	589,410

		2,636,915

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020*	750,000	751,252
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022*	1,065,000	1,069,771
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	1,700,000	1,694,198
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	435,687
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	165,000	163,734

		4,114,642

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,797,872
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	1,111,000	1,264,271

		4,062,143

Medical-Drugs — 1.1%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	356,259
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,712,369
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	555,000	552,077
Bristol-Myers Squibb Co. Senior Notes 3.25% due 11/01/2023	990,000	1,008,700
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	598,957
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,569,946
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,849,708
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	738,740
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,754,597
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,859,628

		16,000,981

8

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.1%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	$386,000	$390,814
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	763,720

		1,154,534

Medical-Hospitals — 0.2%
Dignity Health Notes 2.64% due 11/01/2019	260,000	262,600
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	553,014
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	510,000	460,535
New York and Presbyterian Hospital Notes 4.02% due 08/01/2045	1,305,000	1,190,431

		2,466,580

Multimedia — 0.3%
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,608,288
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,844,547

		4,452,835

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	255,155

Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	240,000	242,084
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	458,889

		700,973

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	340,000	339,510

Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,322,120

Schools — 0.8%
President and Fellows of Harvard College Notes 6.30% due 10/01/2037	5,000,000	5,212,485
Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,309,560

		11,522,045

Security Description	Principal Amount	Value (Note 2)
Special Purpose Entity — 0.2%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	$2,469,650	$2,993,381

Transport-Services — 0.6%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,456,650	2,840,625
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,373,745

		9,214,370

Total U.S. Corporate Bonds & Notes (cost $165,465,981)		171,415,853

FOREIGN CORPORATE BONDS & NOTES — 5.0%
Banks-Commercial — 1.6%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,544,772
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,014,757
Barclays Bank PLC Senior Notes 3.75% due 05/15/2024	4,000,000	4,017,416
Credit Suisse New York Senior Notes 3.00% due 10/29/2021	860,000	853,294
Credit Suisse New York Senior Notes 3.63% due 09/09/2024	2,200,000	2,186,930
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,506,880
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	632,245
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,388,476

		23,144,770

Building Societies — 0.2%
Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	2,200,000	2,192,298

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	626,516
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	492,190

		1,118,706

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,214,490

9

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	$280,000	$290,435
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	2,923,085

		4,428,010

Diversified Operations — 0.1%
Hutchison Whampoa International 14, Ltd. Company Guar. Notes 3.63% due 10/31/2024*	1,400,000	1,377,268

E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	490,000	484,651

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,020,198

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,464,638

Finance-Investment Banker/Broker — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,172,884

Oil Companies-Exploration & Production — 0.4%
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,574,760

Oil Companies-Integrated — 1.5%
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	925,000	921,318
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,238,588
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	419,128
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,213,809
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,700,000	3,664,032
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,873,776
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	325,978
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	203,346

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	$185,000	$177,039
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	474,381
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,305,262
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,381,279
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	842,353
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	835,000	830,927
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,044,988

		21,916,204

Oil-Field Services — 0.2%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,170,182

Property Trust — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,381,492

Total Foreign Corporate Bonds & Notes (cost $69,462,365)		71,446,061

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Electric-Distribution — 0.3%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,962,430

Sovereign — 0.2%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,520,677

Total Foreign Government Obligations (cost $5,617,125)		6,483,107

MUNICIPAL BONDS & NOTES — 2.4%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	3,615,000	4,240,395
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,102,048
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	80,000	92,148
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	635,000	731,653

10

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	$2,170,000	$2,666,366
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,557,321
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,100,000	1,332,859
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,756,894
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,059,308
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,116,640
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,322,697
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,953,300
University of California Regents Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,599,367
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,141,228
Utility Debt Securitization Authority Revenue Bonds 3.45% due 12/15/2025	1,695,000	1,753,647

Total Municipal Bonds & Notes (cost $29,418,673)		34,425,871

U.S. GOVERNMENT AGENCIES — 36.6%
Federal Home Loan Mtg. Corp. — 6.1%
2.50% due July TBA	8,400,000	8,497,125
3.00% due 03/01/2045	20,809,818	20,708,425
3.00% due July TBA	17,300,000	17,909,825
3.50% due July TBA	24,800,000	25,587,837
4.00% due 09/01/2026	1,535,902	1,623,225
4.00% due 12/01/2040	9,293,506	9,860,264
5.50% due July TBA	2,000,000	2,241,406
6.00% due 12/01/2039	302,425	342,157
7.50% due 05/01/2027	1,826	2,193

		86,772,457

Federal National Mtg. Assoc. — 23.3%
2.00% due July TBA	2,900,000	2,852,551
2.50% due July TBA	1,800,000	1,726,829
2.50% due 03/01/2030	12,726,497	12,892,857
2.82% due 12/01/2024	4,983,506	4,995,715
3.00% due 05/01/2027	1,101,656	1,144,045
3.00% due 06/01/2027	632,374	656,756
3.00% due 08/01/2027	402,506	417,871
3.00% due 04/01/2045	78,066,199	77,859,230
3.00% due July TBA	53,500,000	53,379,895

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.01% due 12/01/2024	$3,967,528	$4,031,969
3.12% due 05/01/2033	2,896,520	2,828,173
3.50% due July TBA	50,850,000	52,580,398
4.00% due 09/01/2026	10,858,507	11,579,552
4.00% due July TBA	8,500,000	9,065,857
4.50% due 11/01/2026	1,582,657	1,650,089
4.50% due 01/01/2027	1,993,663	2,108,755
4.50% due 06/01/2038	82,724	89,636
4.50% due 05/01/2039	70,845	76,731
4.50% due 06/01/2039	268,614	290,402
4.50% due 08/01/2039	13,866	15,029
4.50% due 01/01/2040	95,238	103,198
4.50% due 04/01/2040	93,509	101,109
4.50% due 07/01/2040	270,113	292,021
4.50% due 09/01/2040	18,164,266	19,680,793
4.50% due 11/01/2040	4,236,810	4,591,906
4.50% due 12/01/2040	654,093	709,032
4.50% due 01/01/2041	719,911	779,893
4.50% due 02/01/2041	886,282	960,884
4.50% due 03/01/2041	8,992,901	9,747,844
4.50% due 04/01/2041	1,067,626	1,157,313
4.50% due 05/01/2041	802,517	869,797
4.50% due 06/01/2041	1,215,209	1,317,419
4.50% due 07/01/2041	3,797,544	4,117,054
4.50% due 08/01/2041	2,216,842	2,404,618
4.50% due 09/01/2041	894,621	970,309
4.50% due 04/01/2043	815,135	884,884
4.50% due 06/01/2043	319,205	346,009
4.50% due 10/01/2043	1,081,706	1,172,058
4.50% due 11/01/2043	222,484	240,909
4.50% due 08/01/2044	531,218	575,558
5.00% due July TBA	24,000,000	26,512,500
5.50% due 03/01/2038	1,563,313	1,753,091
5.50% due 06/01/2038	71,854	80,559
5.50% due 08/01/2038	79,000	88,645
5.50% due 09/01/2039	52,032	58,528
5.50% due 05/01/2040	18,230	20,524
5.50% due 06/01/2040	18,912	21,542
5.50% due July TBA	11,700,000	13,140,563
6.50% due 02/01/2038	151,016	174,274
6.50% due 10/01/2039	174,571	200,480

		333,315,654

Government National Mtg. Assoc. — 6.5%
3.00% due July TBA	13,175,000	13,299,545
3.50% due July TBA	35,275,000	36,610,219
4.00% due 02/15/2041	1,475,613	1,578,447
4.00% due 09/15/2041	1,283,435	1,367,266
4.00% due 02/15/2042	129,572	138,035
4.00% due 08/15/2042	167,100	180,688
4.50% due 06/15/2040	2,052,236	2,229,607
4.50% due 05/15/2040	1,346,444	1,462,814
4.50% due 07/15/2040	3,178,355	3,454,179
4.50% due July TBA	3,000,000	3,234,844
4.50% due 05/15/2042	311,810	339,169
5.00% due 07/15/2033	2,121,567	2,366,270
5.00% due 10/15/2033	102,979	115,337
5.00% due 11/15/2033	14,333	15,998
5.00% due 12/15/2033	41,373	46,020
5.00% due 01/15/2034	196,170	219,457
5.00% due 02/15/2034	112,505	124,949
5.00% due 03/15/2034	6,106	6,761
5.00% due 05/15/2034	15,450	17,484

11

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 06/15/2035	$13,371	$14,830
5.00% due 09/15/2035	145,896	164,943
5.00% due 11/15/2035	65,562	72,778
5.00% due 12/15/2035	34,181	37,988
5.00% due 02/15/2036	25,134	28,012
5.00% due 03/15/2036	14,198	15,743
5.00% due 09/15/2036	6,349	7,065
5.00% due 05/15/2038	16,320	18,088
5.00% due 07/15/2038	380,866	422,738
5.00% due 08/15/2038	62,452	69,317
5.00% due 11/15/2038	171,959	190,546
5.00% due 12/15/2038	623,703	691,114
5.00% due 06/15/2039	824,366	914,503
5.00% due 08/15/2039	222,256	246,852
5.00% due 07/15/2040	206,726	228,928
5.00% due 04/15/2041	532,435	590,654
5.50% due 10/15/2032	2,483	2,822
5.50% due 11/15/2032	3,817	4,306
5.50% due 02/15/2033	134,856	152,064
5.50% due 05/15/2033	95,447	110,144
5.50% due 06/15/2033	125,678	144,518
5.50% due 07/15/2033	15,433	17,414
5.50% due 08/15/2033	17,898	20,345
5.50% due 09/15/2033	7,191	8,294
5.50% due 11/15/2033	269,027	310,445
5.50% due 01/15/2034	233,077	263,672
5.50% due 02/15/2034	80,609	92,208
5.50% due 03/15/2034	1,115,017	1,287,102
5.50% due 04/15/2034	35,349	40,794
5.50% due 05/15/2034	75,284	86,881
5.50% due 06/15/2034	27,144	31,060
5.50% due 07/15/2034	44,281	50,671
5.50% due 08/15/2034	27,325	31,153
5.50% due 09/15/2034	522,925	590,013
5.50% due 10/15/2034	304,304	343,450
5.50% due 04/15/2036	49,879	56,554
6.00% due 03/15/2028	8,479	9,608
6.00% due 06/15/2028	16,038	18,343
6.00% due 08/15/2028	52,189	59,972
6.00% due 09/15/2028	37,066	42,031
6.00% due 10/15/2028	12,969	14,696
6.00% due 11/15/2028	3,387	3,838
6.00% due 12/15/2028	72,039	82,397
6.00% due 03/15/2029	386	437
6.00% due 04/15/2029	3,092	3,548
6.00% due 01/15/2032	10,570	12,345
6.00% due 02/15/2032	270	307
6.00% due 07/15/2032	12,046	13,858
6.00% due 09/15/2032	13,456	15,262
6.00% due 10/15/2032	278,599	322,878
6.00% due 11/15/2032	17,740	20,126
6.00% due 01/15/2033	3,976	4,572
6.00% due 02/15/2033	31,876	36,908
6.00% due 03/15/2033	45,522	53,209
6.00% due 04/15/2033	51,000	57,838
6.00% due 05/15/2033	112,204	128,344
6.00% due 12/15/2033	35,375	41,328
6.00% due 08/15/2034	7,618	8,903
6.00% due 09/15/2034	110,047	126,528
6.00% due 10/15/2034	90,903	105,943
6.00% due 05/15/2036	36,960	43,131
6.00% due 06/15/2036	306,256	349,867

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 07/15/2036	$4,249,931	$4,958,279
6.00% due 08/15/2036	162,479	189,616
6.00% due 12/15/2036	309,279	360,198
6.00% due 02/15/2037	92,157	107,459
6.00% due 08/15/2037	114,871	131,284
6.00% due 01/15/2038	468,493	541,955
6.00% due 03/15/2038	203,274	232,307
6.00% due 07/15/2038	192,100	219,463
6.00% due 08/15/2038	547,394	626,223
6.00% due 09/15/2038	1,031,248	1,181,522
6.00% due 10/15/2038	1,336,266	1,532,439
6.00% due 11/15/2038	489,897	559,712
6.00% due 12/15/2038	379,793	433,656
6.00% due 01/15/2039	324,947	374,767
6.00% due 02/15/2039	222,870	254,768
6.00% due 04/15/2039	200,185	231,469
6.00% due 12/15/2039	265,575	303,410
6.00% due 03/15/2040	258,495	293,244
6.00% due 04/15/2040	112,444	128,463
6.00% due 06/15/2041	388,573	444,114
6.50% due 05/15/2023	6,375	7,272
6.50% due 06/15/2023	5,327	6,077
6.50% due 07/15/2023	21,678	24,730
6.50% due 08/15/2023	2,226	2,540
6.50% due 10/15/2023	18,524	21,131
6.50% due 11/15/2023	24,717	28,197
6.50% due 12/15/2023	64,409	73,478
6.50% due 02/15/2027	2,193	2,554
6.50% due 12/15/2027	1,963	2,243
6.50% due 01/15/2028	23,289	26,569
6.50% due 02/15/2028	10,109	11,532
6.50% due 03/15/2028	39,915	46,110
6.50% due 04/15/2028	20,142	23,036
6.50% due 05/15/2028	56,475	64,425
6.50% due 06/15/2028	113,920	130,166
6.50% due 07/15/2028	95,275	108,691
6.50% due 08/15/2028	53,257	61,284
6.50% due 09/15/2028	82,277	93,937
6.50% due 10/15/2028	64,781	73,943
6.50% due 11/15/2028	82,421	94,357
6.50% due 12/15/2028	82,769	94,650
6.50% due 01/15/2029	2,034	2,320
6.50% due 02/15/2029	13,868	15,819
6.50% due 03/15/2029	21,969	25,061
6.50% due 04/15/2029	17,649	20,134
6.50% due 05/15/2029	64,346	73,405
6.50% due 06/15/2029	21,643	24,691
6.50% due 03/15/2031	4,964	5,663
6.50% due 04/15/2031	1,153	1,373
6.50% due 05/15/2031	81,937	93,692
6.50% due 06/15/2031	54,929	62,661
6.50% due 07/15/2031	170,540	195,476
6.50% due 08/15/2031	31,514	35,958
6.50% due 09/15/2031	104,427	119,128
6.50% due 10/15/2031	93,217	107,039
6.50% due 11/15/2031	43,896	50,234
6.50% due 01/15/2032	205,484	234,678
6.50% due 02/15/2032	75,190	86,059
6.50% due 03/15/2032	1,822	2,078
6.50% due 04/15/2032	13,795	15,737
6.50% due 05/15/2032	56,361	64,297
7.00% due 11/15/2031	43,759	50,950
7.00% due 03/15/2032	26,631	31,579

12

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
7.00% due 01/15/2033	$36,451	$43,324
7.00% due 05/15/2033	99,046	119,396
7.00% due 07/15/2033	75,788	90,087
7.00% due 11/15/2033	100,076	119,961
8.00% due 10/15/2029	429	431
8.00% due 12/15/2029	5,367	5,429
8.00% due 01/15/2030	17,619	18,704
8.00% due 03/15/2030	133	134
8.00% due 04/15/2030	24,257	24,651
8.00% due 06/15/2030	1,654	1,718
8.00% due 08/15/2030	1,965	1,965
8.00% due 09/15/2030	23,157	24,028
8.00% due 11/15/2030	2,590	3,029
8.00% due 12/15/2030	4,627	5,030
8.00% due 02/15/2031	39,753	43,579
8.00% due 03/15/2031	12,040	12,249
10.00% due 04/20/2016	284	286
10.00% due 05/20/2016	331	335
10.00% due 08/20/2016	393	398
10.00% due 01/20/2017	1,127	1,141
10.00% due 03/20/2017	1,286	1,302
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	95,995	108,659
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	469,286	549,248
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	175,654	203,832

		92,539,533

Sovereign Agency — 0.7%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,262,640
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	7,840,493

		10,103,133

Total U.S. Government Agencies (cost $518,621,060)		522,730,777

U.S. GOVERNMENT TREASURIES — 32.8%
United States Treasury Bonds — 4.5%
2.88% due 05/15/2043	37,880,000	36,098,466
3.00% due 11/15/2044	9,975,000	9,757,575
3.13% due 08/15/2044	1,435,000	1,437,355
3.38% due 05/15/2044	4,175,000	4,385,382
3.63% due 02/15/2044	11,290,000	12,412,824

		64,091,602

United States Treasury Notes — 28.3%
0.50% due 08/31/2016	121,729,400	121,900,552
0.50% due 01/31/2017	17,400,000	17,394,571
0.50% due 03/31/2017	9,200,000	9,190,653
0.63% due 05/31/2017	16,000,000	15,997,504
0.63% due 08/31/2017	54,000,000	53,907,174
0.75% due 03/31/2018	2,800,000	2,785,782
1.00% due 03/31/2017	16,000,000	16,122,496
1.00% due 09/15/2017	12,000,000	12,069,372
1.00% due 05/31/2018	9,800,000	9,803,058
1.25% due 11/30/2018	6,800,000	6,817,000

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
1.38% due 07/31/2018	$18,200,000	$18,382,000
1.38% due 09/30/2018	23,200,000	23,392,119
1.38% due 03/31/2020	40,750,000	40,348,857
2.00% due 02/15/2025	33,350,000	32,401,593
2.13% due 12/31/2015	1,500,000	1,514,649
2.38% due 08/15/2024	2,725,000	2,739,690
2.75% due 02/15/2024	13,175,000	13,678,324
3.13% due 04/30/2017	4,500,000	4,707,774

		403,153,168

Total U.S. Government Treasuries (cost $462,354,650)		467,244,770

Total Long-Term Investment Securities (cost $1,324,395,743)		1,346,742,947

SHORT-TERM INVESTMENT SECURITIES — 12.0%
U.S. Government Agencies — 12.0%
Federal Home Loan Bank Disc. Notes
0.08% due 07/29/2015	50,500,000	50,499,192
0.09% due 08/05/2015	120,000,000	119,995,320

Total Short-Term Investment Securities (cost $170,486,085)		170,494,512

REPURCHASE AGREEMENTS — 11.3%
Bank of America Securities LLC Joint Repurchase Agreement(5)	34,790,000	34,790,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	30,750,000	30,750,000
BNP Paribas SA Joint Repurchase Agreement(5)	30,750,000	30,750,000
Deutsche Bank AG Joint Repurchase Agreement(5)	34,870,000	34,870,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	30,750,000	30,750,000

Total Repurchase Agreements (cost $161,910,000)		161,910,000

TOTAL INVESTMENTS (cost $1,656,791,828)(6)	117.7%	1,679,147,459
Liabilities in excess of other assets	(17.7)	(252,752,629)

NET ASSETS	100.0%	$1,426,394,830

FORWARD SALES CONTRACTS — (4.0)%
U.S. Government Agencies — (4.0)%
Federal National Mtg. Assoc. — (3.3)%
4.50% due July TBA	$(43,750,000)	(47,297,854)

Government National Mtg. Assoc. — (0.7)%
4.00% due July TBA	(2,000,000)	(2,128,125)
6.00% due July TBA	(6,100,000)	(6,909,055)

		(9,037,180)

Total Forward Sales Contracts (cost $56,312,719)		$(56,335,034)

13

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $88,567,193 representing 6.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2015 and unless noted otherwise, the dates shown are the original maturity date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$72,996,508	$—	$72,996,508
U.S. Corporate Bonds & Notes	—	171,415,853	—	171,415,853
Foreign Corporate Bonds & Notes	—	71,446,061	—	71,446,061
Foreign Government Obligations	—	6,483,107	—	6,483,107
Municipal Bonds & Notes	—	34,425,871	—	34,425,871
U.S. Government Agencies	—	522,730,777	—	522,730,777
U.S. Government Treasuries	—	467,244,770	—	467,244,770
Short-Term Investment Securities	—	170,494,512	—	170,494,512
Repurchase Agreements	—	161,910,000	—	161,910,000

Total Investments at Value	$—	$1,679,147,459	$—	$1,679,147,459

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$56,335,034	$—	$56,335,034

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

14

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Diversified Financial Services	4.6%
Federal National Mtg. Assoc.	4.5
Exchange-Traded Funds	3.8
Real Estate Investment Trusts	3.7
Federal Home Loan Mtg. Corp.	3.2
Medical-Drugs	2.9
Repurchase Agreements	2.8
Electric-Integrated	2.7
Government National Mtg. Assoc.	2.5
Diversified Banking Institutions	2.5
Banks-Super Regional	2.3
Banks-Commercial	2.1
Oil Companies-Exploration & Production	2.1
Oil Companies-Integrated	1.8
Food-Misc./Diversified	1.5
Insurance-Multi-line	1.4
Computers	1.3
Medical Products	1.3
Pipelines	1.2
Oil Refining & Marketing	1.1
Chemicals-Diversified	1.0
Diversified Manufacturing Operations	1.0
Aerospace/Defense	1.0
Electronic Components-Misc.	1.0
Medical Instruments	1.0
Electronic Components-Semiconductors	0.9
Auto/Truck Parts & Equipment-Original	0.9
Oil & Gas Drilling	0.9
Beverages-Non-alcoholic	0.8
Finance-Mortgage Loan/Banker	0.8
Telephone-Integrated	0.8
Airlines	0.8
Machinery-Farming	0.8
Insurance-Property/Casualty	0.8
Medical-Biomedical/Gene	0.8
Oil-Field Services	0.7
Toys	0.7
Data Processing/Management	0.7
Auto-Cars/Light Trucks	0.7
Multimedia	0.7
Food-Retail	0.7
Medical-Hospitals	0.7
Insurance-Reinsurance	0.6
Brewery	0.6
Steel-Producers	0.6
Medical-Generic Drugs	0.6
Investment Management/Advisor Services	0.6
Finance-Investment Banker/Broker	0.6
Chemicals-Specialty	0.6
Semiconductor Components-Integrated Circuits	0.6
Enterprise Software/Service	0.5
Rental Auto/Equipment	0.5
Applications Software	0.5
Instruments-Scientific	0.5
Cosmetics & Toiletries	0.5
Transport-Marine	0.5
Gas-Distribution	0.5
Transport-Services	0.5
Retail-Restaurants	0.5
Diversified Minerals	0.5
Telecom Services	0.5
Medical Labs & Testing Services	0.5

Consumer Products-Misc.	0.5%
Containers-Paper/Plastic	0.5
Computer Services	0.4
Non-Hazardous Waste Disposal	0.4
Electronic Parts Distribution	0.4
Human Resources	0.4
Retail-Discount	0.4
Internet Telephone	0.4
Finance-Other Services	0.4
Auto-Heavy Duty Trucks	0.4
Web Portals/ISP	0.4
Semiconductor Equipment	0.4
SupraNational Banks	0.4
Savings & Loans/Thrifts	0.4
Rubber-Tires	0.4
Physical Therapy/Rehabilitation Centers	0.4
Steel-Specialty	0.4
Electric-Transmission	0.4
Gambling (Non-Hotel)	0.4
Coatings/Paint	0.3
Advertising Services	0.3
Athletic Footwear	0.3
Office Furnishings-Original	0.3
United States Treasury Bonds	0.3
Transport-Rail	0.3
Medical-Wholesale Drug Distribution	0.3
Insurance Brokers	0.3
Computers-Memory Devices	0.3
Electronic Forms	0.3
Machine Tools & Related Products	0.3
E-Commerce/Products	0.3
Security Services	0.3
Housewares	0.3
Hotels/Motels	0.3
Retail-Drug Store	0.3
Finance-Credit Card	0.3
Retail-Apparel/Shoe	0.3
Satellite Telecom	0.3
Independent Power Producers	0.3
Retail-Major Department Stores	0.3
Storage/Warehousing	0.2
Alternative Waste Technology	0.2
Special Purpose Entities	0.2
Finance-Auto Loans	0.2
Food-Flour & Grain	0.2
Cellular Telecom	0.2
Office Automation & Equipment	0.2
Apparel Manufacturers	0.2
Cruise Lines	0.2
Auction Houses/Art Dealers	0.2
Tobacco	0.2
Industrial Gases	0.2
Investment Companies	0.2
Private Equity	0.2
Distribution/Wholesale	0.2
Agricultural Chemicals	0.2
Retail-Building Products	0.2
Cable/Satellite TV	0.2
Computer Software	0.2
Tools-Hand Held	0.2
Retail-Jewelry	0.2

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited) — (continued)

Non-Ferrous Metals	0.2%
Dialysis Centers	0.2
Machinery-General Industrial	0.1
Batteries/Battery Systems	0.1
Networking Products	0.1
Casino Hotels	0.1
Casino Services	0.1
Trucking/Leasing	0.1
Instruments-Controls	0.1
Insurance-Mutual	0.1
Internet Security	0.1
Miscellaneous Manufacturing	0.1
Finance-Commercial	0.1
Retail-Automobile	0.1
Electric Products-Misc.	0.1
Motorcycle/Motor Scooter	0.1
Electronic Measurement Instruments	0.1
Building Products-Doors & Windows	0.1
Metal Processors & Fabrication	0.1
Insurance-Life/Health	0.1
Electric-Generation	0.1
Beverages-Wine/Spirits	0.1
Television	0.1
Veterinary Diagnostics	0.1
Computer Aided Design	0.1
Filtration/Separation Products	0.1
Airport Development/Maintenance	0.1
Medical Sterilization Products	0.1
Diversified Operations	0.1
Banks-Fiduciary	0.1
Coal	0.1
Water	0.1
Aerospace/Defense-Equipment	0.1
United States Treasury Notes	0.1

100.2%

*	Calculated as a percentage of net assets

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 58.9%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	431	$8,305
Omnicom Group, Inc.	152	10,563

		18,868

Advertising Services — 0.3%
Aimia, Inc.	38,895	422,400
Publicis Groupe ADR	16,315	302,806

		725,206

Aerospace/Defense — 0.9%
Boeing Co.	4,419	613,004
Lockheed Martin Corp.	1,782	331,274
Northrop Grumman Corp.	2,362	374,684
Raytheon Co.	3,161	302,444
Rockwell Collins, Inc.	115	10,620
Teledyne Technologies, Inc.†	2,237	236,026

		1,868,052

Aerospace/Defense-Equipment — 0.1%
Harris Corp.	1,406	108,135

Agricultural Chemicals — 0.2%
Incitec Pivot, Ltd. ADR	121,708	371,209
Monsanto Co.	233	24,836

		396,045

Airlines — 0.6%
Alaska Air Group, Inc.	10,221	658,539
American Airlines Group, Inc.	354	14,137
Copa Holdings SA, Class A	6,740	556,657
Southwest Airlines Co.	322	10,655
United Continental Holdings, Inc.†	198	10,496

		1,250,484

Airport Development/Maintenance — 0.1%
TAV Havalimanlari Holding AS ADR	4,100	137,596

Apparel Manufacturers — 0.2%
Michael Kors Holdings, Ltd.†	120	5,051
Ralph Lauren Corp.	486	64,327
Under Armour, Inc., Class A†	102	8,511
VF Corp.	5,899	411,396

		489,285

Applications Software — 0.5%
Citrix Systems, Inc.†	128	8,981
Intuit, Inc.	146	14,712
Microsoft Corp.	23,068	1,018,452
Red Hat, Inc.†	144	10,934
salesforce.com, Inc.†	298	20,750
ServiceNow, Inc.†	108	8,025

		1,081,854

Athletic Footwear — 0.3%
NIKE, Inc., Class B	6,633	716,497

Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	15,814	441,527

Audio/Video Products — 0.0%
Harman International Industries, Inc.	64	7,612

Auto-Cars/Light Trucks — 0.4%
Nissan Motor Co., Ltd. ADR	42,300	884,493
Tesla Motors, Inc.†	48	12,877

		897,370

Security Description	Shares	Value (Note 2)

Auto-Heavy Duty Trucks — 0.4%
New Flyer Industries, Inc.	5,834	$72,306
PACCAR, Inc.	12,100	772,101

		844,407

Auto/Truck Parts & Equipment-Original — 0.7%
Autoliv, Inc.	6,224	726,652
BorgWarner, Inc.	191	10,856
Johnson Controls, Inc.	14,741	730,122
WABCO Holdings, Inc.†	82	10,145

		1,477,775

Banks-Commercial — 1.9%
Australia & New Zealand Banking Group, Ltd. ADR	3,149	77,969
Banco Bilbao Vizcaya Argentaria SA ADR	79,771	787,340
Bank of Nova Scotia	4,653	240,234
City Holding Co.	638	31,422
Cullen/Frost Bankers, Inc.	11,108	872,867
East West Bancorp, Inc.	5,190	232,616
FirstMerit Corp.	5,759	119,960
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	8,230	75,304
ING Groep NV ADR	49,669	823,512
M&T Bank Corp.	1,946	243,114
PacWest Bancorp	3,929	183,720
SVB Financial Group†	1,725	248,365
Umpqua Holdings Corp.	5,930	106,681
Washington Trust Bancorp, Inc.	2,112	83,382

		4,126,486

Banks-Fiduciary — 0.1%
State Street Corp.	1,644	126,588

Banks-Super Regional — 1.5%
PNC Financial Services Group, Inc.	11,194	1,070,706
US Bancorp	17,150	744,310
Wells Fargo & Co.	23,335	1,312,361

		3,127,377

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,245	295,330

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	13,323	522,661
Coca-Cola Enterprises, Inc.	197	8,558
Coca-Cola Femsa SAB de CV, ADR	5,257	417,669
Dr Pepper Snapple Group, Inc.	2,499	182,177
Monster Beverage Corp.†	70	9,381
PepsiCo, Inc.	2,159	201,521

		1,341,967

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,812	181,526
Constellation Brands, Inc., Class A	106	12,298

		193,824

Brewery — 0.4%
Ambev SA ADR	150,696	919,246

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	298	9,911

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	192	8,797

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	75	$10,613

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	4,110	216,350

Building Products-Wood — 0.0%
Masco Corp.	357	9,521

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	844	29,970
SBA Communications Corp., Class A†	78	8,968

		38,938

Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A†	62	10,618
Comcast Corp., Class A	989	59,478
DIRECTV†	213	19,764
DISH Network Corp., Class A†	118	7,990
Time Warner Cable, Inc.	137	24,409

		122,259

Casino Hotels — 0.0%
Las Vegas Sands Corp.	220	11,565

Cellular Telecom — 0.2%
China Mobile, Ltd. ADR	317	20,317
MTN Group, Ltd. ADR	25,457	477,064

		497,381

Chemicals-Diversified — 0.8%
Akzo Nobel NV ADR	25,600	622,592
E.I. du Pont de Nemours & Co.	8,811	563,464
Eastman Chemical Co.	70	5,727
FMC Corp.	1,886	99,109
Huntsman Corp.	6,744	148,840
LyondellBasell Industries NV, Class A	204	21,118
PPG Industries, Inc.	2,372	272,116

		1,732,966

Chemicals-Specialty — 0.6%
Albemarle Corp.	2,285	126,292
Cabot Corp.	9,581	357,276
Ecolab, Inc.	132	14,925
H.B. Fuller Co.	12,208	495,889
International Flavors & Fragrances, Inc.	2,307	252,132

		1,246,514

Coal — 0.1%
Alliance Resource Partners LP	4,997	124,725

Coatings/Paint — 0.3%
RPM International, Inc.	1,657	81,143
Sherwin-Williams Co.	39	10,726
Valspar Corp.	7,800	638,196

		730,065

Coffee — 0.0%
Keurig Green Mountain, Inc.	67	5,134

Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc.	230	18,453
FleetCor Technologies, Inc.†	55	8,583
MasterCard, Inc., Class A	415	38,794
McGraw Hill Financial, Inc.	133	13,360
Moody’s Corp.	110	11,876

		91,066

Security Description	Shares	Value (Note 2)

Computer Aided Design — 0.1%
Autodesk, Inc.†	3,444	$172,458

Computer Services — 0.3%
Accenture PLC, Class A	901	87,199
Cognizant Technology Solutions Corp., Class A†	307	18,754
International Business Machines Corp.	3,001	488,143
Teradata Corp.†	2,829	104,673

		698,769

Computer Software — 0.2%
Akamai Technologies, Inc.†	127	8,867
Kudelski SA (BR)(1)	25,500	361,383

		370,250

Computers — 1.1%
Apple, Inc.	19,217	2,410,292

Computers-Integrated Systems — 0.0%
MTS Systems Corp.	791	54,539

Computers-Memory Devices — 0.3%
EMC Corp.	24,897	657,032

Consulting Services — 0.0%
Verisk Analytics, Inc.†	117	8,513

Consumer Products-Misc. — 0.5%
Kimberly-Clark Corp.	1,518	160,863
Tumi Holdings, Inc.†	28,327	581,270
WD-40 Co.	2,615	227,923

		970,056

Containers-Metal/Glass — 0.0%
Ball Corp.	122	8,558

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,508	94,235
Sealed Air Corp.	199	10,225

		104,460

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	335	21,913
Estee Lauder Cos., Inc., Class A	133	11,526
Procter & Gamble Co.	3,393	265,468
Unilever NV	18,030	754,375

		1,053,282

Cruise Lines — 0.1%
Carnival Corp.	4,216	208,228
Norwegian Cruise Line Holdings, Ltd.†	98	5,492

		213,720

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	1,486	74,315
Fair Isaac Corp.	11,307	1,026,450
Fidelity National Information Services, Inc.	7,293	450,707
Fiserv, Inc.†	140	11,596
Paychex, Inc.	164	7,688

		1,570,756

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	3,922	311,681

Distribution/Wholesale — 0.2%
Fastenal Co.	178	7,508

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Genuine Parts Co.	2,387	$213,708
Pool Corp.	2,662	186,819

		408,035

Diversified Banking Institutions — 1.1%
BNP Paribas SA ADR	26,100	795,267
Goldman Sachs Group, Inc.	970	202,526
HSBC Holdings PLC ADR	3,184	142,675
JPMorgan Chase & Co.	16,422	1,112,755

		2,253,223

Diversified Manufacturing Operations — 1.0%
3M Co.	1,259	194,264
Crane Co.	4,383	257,414
Dover Corp.	89	6,246
General Electric Co.	13,179	350,166
Illinois Tool Works, Inc.	163	14,962
Parker-Hannifin Corp.	3,601	418,904
Siemens AG ADR	5,713	580,041
Vesuvius PLC†	45,600	304,508

		2,126,505

Diversified Minerals — 0.1%
BHP Billiton, Ltd. ADR	5,590	227,569

Diversified Operations — 0.1%
China Merchants Holdings International Co., Ltd. ADR	3,000	127,770

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	1,054	457,531
eBay, Inc.†	2,701	162,708

		620,239

E-Commerce/Services — 0.0%
Netflix, Inc.†	30	19,708
Priceline Group, Inc.†	23	26,482

		46,190

Electric Products-Misc. — 0.1%
AMETEK, Inc.	189	10,353
Emerson Electric Co.	2,692	149,218
Littelfuse, Inc.	757	71,832

		231,403

Electric-Integrated — 1.5%
ALLETE, Inc.	2,001	92,826
Alliant Energy Corp.	2,333	134,661
Duke Energy Corp.	3,564	251,690
Eversource Energy	18,215	827,143
Great Plains Energy, Inc.	2,898	70,016
NextEra Energy, Inc.	2,634	258,211
PNM Resources, Inc.	3,095	76,137
WEC Energy Group Inc	19,517	877,679
Xcel Energy, Inc.	17,131	551,276

		3,139,639

Electric-Transmission — 0.1%
ITC Holdings Corp.	3,121	100,434

Electronic Components-Misc. — 0.9%
Corning, Inc.	8,052	158,866
Garmin, Ltd.	22,634	994,312
TE Connectivity, Ltd.	10,500	675,150

		1,828,328

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 0.9%
Avago Technologies, Ltd.	1,092	$145,160
Intel Corp.	7,378	224,402
Microchip Technology, Inc.	32,772	1,554,212
Micron Technology, Inc.†	240	4,522
Qorvo, Inc.†	65	5,217
Skyworks Solutions, Inc.	124	12,908
Texas Instruments, Inc.	471	24,261
Xilinx, Inc.	182	8,037

		1,978,719

Electronic Connectors — 0.0%
Amphenol Corp., Class A	211	12,232

Electronic Forms — 0.3%
Adobe Systems, Inc.†	7,757	628,395

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.	2,250	69,345
Trimble Navigation, Ltd.†	6,389	149,886

		219,231

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	13,700	764,460
Avnet, Inc.	3,465	142,446

		906,906

Electronic Security Devices — 0.0%
Tyco International PLC	224	8,620

Engines-Internal Combustion — 0.0%
Cummins, Inc.	107	14,037

Enterprise Software/Service — 0.4%
Omnicell, Inc.†	3,666	138,245
Oracle Corp.	13,470	542,841
Tyler Technologies, Inc.†	1,539	199,116

		880,202

Entertainment Software — 0.0%
Electronic Arts, Inc.†	158	10,507

Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	893	43,319

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	3,996	143,057
Pall Corp.	92	11,449

		154,506

Finance-Credit Card — 0.3%
Alliance Data Systems Corp.†	32	9,342
American Express Co.	133	10,337
Discover Financial Services	8,083	465,742
Visa, Inc., Class A	792	53,183

		538,604

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	13,324	435,028
LPL Financial Holdings, Inc.	181	8,415
TD Ameritrade Holding Corp.	250	9,205

		452,648

Finance-Leasing Companies — 0.0%
Fly Leasing, Ltd. ADR	1,716	26,941

Finance-Mortgage Loan/Banker — 0.8%
FNF Group	48,186	1,782,400

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance-Other Services — 0.4%
Deutsche Boerse AG ADR	102,650	$849,942

Food-Misc./Diversified — 1.1%
B&G Foods, Inc.	20,084	572,997
Danone SA ADR	54,761	709,155
General Mills, Inc.	4,598	256,201
Ingredion, Inc.	1,126	89,866
Kellogg Co.	126	7,900
Kraft Foods Group, Inc.	2,546	216,766
McCormick & Co., Inc.	3,236	261,954
Orkla ASA ADR	24,078	191,119

		2,305,958

Food-Retail — 0.7%
Dairy Farm International Holdings, Ltd. ADR	4,908	211,191
Kroger Co.	11,041	800,583
Tesco PLC ADR	21,300	213,106
Whole Foods Market, Inc.	4,758	187,656

		1,412,536

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR(1)	46,300	185,200

Gas-Distribution — 0.5%
ONE Gas, Inc.	1,526	64,946
Sempra Energy	9,066	896,990
Vectren Corp.	2,164	83,271

		1,045,207

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	459	61,465

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	1,773	72,888

Hotels/Motels — 0.0%
Marriott International, Inc., Class A	132	9,820
Wyndham Worldwide Corp.	122	9,993

		19,813

Housewares — 0.3%
Tupperware Brands Corp.	8,836	570,275

Human Resources — 0.4%
Adecco SA ADR	14,600	592,760
Robert Half International, Inc.	2,550	141,525
TrueBlue, Inc.†	5,319	159,038

		893,323

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	104	12,963

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,230	168,301
Airgas, Inc.	68	7,193
Praxair, Inc.	118	14,107

		189,601

Instruments-Controls — 0.1%
Honeywell International, Inc.	2,513	256,251

Instruments-Scientific — 0.5%
FEI Co.	1,832	151,928
Thermo Fisher Scientific, Inc.	3,419	443,649
Waters Corp.†	3,648	468,330

		1,063,907

Security Description	Shares	Value (Note 2)

Insurance Brokers — 0.3%
Aon PLC	102	$10,168
Arthur J. Gallagher & Co.	1,961	92,755
Marsh & McLennan Cos., Inc.	149	8,448
Willis Group Holdings PLC	12,100	567,490

		678,861

Insurance-Multi-line — 1.4%
ACE, Ltd.	13,067	1,328,653
Allstate Corp.	3,763	244,106
MetLife, Inc.	14,150	792,258
XL Group PLC	16,731	622,393

		2,987,410

Insurance-Property/Casualty — 0.5%
AmTrust Financial Services, Inc.	2,098	137,440
Chubb Corp.	4,167	396,448
Markel Corp.†	767	614,122

		1,148,010

Insurance-Reinsurance — 0.4%
Swiss Re AG ADR	36,192	804,548
Validus Holdings, Ltd.	3,275	144,067

		948,615

Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	832	71,356
Twitter, Inc.†	235	8,512

		79,868

Internet Content-Information/News — 0.0%
LinkedIn Corp., Class A†	342	70,667

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	68	8,184

Internet Telephone — 0.4%
j2 Global, Inc.	12,713	863,721

Investment Companies — 0.2%
Ares Capital Corp.	10,792	177,636
Hercules Technology Growth Capital, Inc.	7,146	82,536
Oaktree Capital Group LLC	2,217	117,900
Triangle Capital Corp.	1,938	45,427

		423,499

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	50	10,930
Ameriprise Financial, Inc.	1,531	191,268
BlackRock, Inc.	1,526	527,965
Eaton Vance Corp.	196	7,669
Franklin Resources, Inc.	7,684	376,747
T. Rowe Price Group, Inc.	2,341	181,966

		1,296,545

Machine Tools & Related Products — 0.3%
Lincoln Electric Holdings, Inc.	10,296	626,923

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	793	67,262

Machinery-Farming — 0.8%
AG Growth International, Inc.	14,700	552,867
Deere & Co.	11,717	1,137,135

		1,690,002

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	3,209	$127,237
IDEX Corp.	1,531	120,306
Tennant Co.	636	41,556
Wabtec Corp.	91	8,576

		297,675

Machinery-Pumps — 0.0%
Flowserve Corp.	115	6,056
Graco, Inc.	111	7,884

		13,940

Medical Information Systems — 0.0%
Cerner Corp.†	149	10,290

Medical Instruments — 0.6%
Bio-Techne Corp.	2,140	210,726
Edwards Lifesciences Corp.†	4,198	597,921
Intuitive Surgical, Inc.†	18	8,721
Medtronic PLC	6,443	477,426
St. Jude Medical, Inc.	135	9,865

		1,304,659

Medical Products — 1.3%
Baxter International, Inc.	242	16,923
Becton Dickinson and Co.	3,753	531,612
Halyard Health Inc†	3,885	157,342
Henry Schein, Inc.†	60	8,527
Sonova Holding AG ADR	28,745	777,840
Stryker Corp.	108	10,322
Teleflex, Inc.	6,346	859,566
Varian Medical Systems, Inc.†	4,210	355,029

		2,717,161

Medical Sterilization Products — 0.1%
STERIS Corp.	2,048	131,973

Medical-Biomedical/Gene — 0.3%
Alexion Pharmaceuticals, Inc.†	97	17,535
Amgen, Inc.	312	47,898
Biogen, Inc.†	104	42,010
BioMarin Pharmaceutical, Inc.†	109	14,909
Celgene Corp.†	362	41,896
Gilead Sciences, Inc.	3,329	389,759
Illumina, Inc.†	66	14,412
Incyte Corp.†	98	10,212
Regeneron Pharmaceuticals, Inc.†	38	19,385
Vertex Pharmaceuticals, Inc.†	114	14,077

		612,093

Medical-Drugs — 2.8%
Abbott Laboratories	17,184	843,391
AbbVie, Inc.	5,667	380,766
Bristol-Myers Squibb Co.	4,998	332,567
Endo International PLC†	107	8,523
Furiex Pharmaceuticals CVR†(2)(3)	17	0
GlaxoSmithKline PLC ADR	16,112	671,065
Johnson & Johnson	7,950	774,807
Merck & Co., Inc.	9,325	530,872
Novartis AG ADR	9,091	894,009
Novo Nordisk A/S ADR	10,500	574,980
Pfizer, Inc.	14,918	500,200
Roche Holding AG ADR	12,728	446,371
Zoetis, Inc.	270	13,019

		5,970,570

Security Description	Shares	Value (Note 2)

Medical-Generic Drugs — 0.5%
Allergan PLC†	1,455	$441,534
Mylan NV†	203	13,775
Perrigo Co. PLC	673	124,391
Teva Pharmaceutical Industries, Ltd. ADR	8,128	480,365

		1,060,065

Medical-HMO — 0.0%
Centene Corp.†	78	6,271
Cigna Corp.	81	13,122
Humana, Inc.	62	11,860
UnitedHealth Group, Inc.	322	39,284

		70,537

Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	5,603	796,186

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	108	11,485
McKesson Corp.	3,055	686,794

		698,279

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,071	214,061

Metal-Diversified — 0.0%
South32, Ltd. ADR†	2,236	15,004

Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	3,888	247,938

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	4,085	230,190

Multimedia — 0.7%
Twenty-First Century Fox, Inc., Class A	624	20,308
Viacom, Inc., Class B	4,622	298,766
Vivendi SA ADR	10,700	270,603
Walt Disney Co.	7,215	823,520

		1,413,197

Networking Products — 0.1%
Cisco Systems, Inc.	6,949	190,820
Palo Alto Networks, Inc.†	35	6,114
Polycom, Inc.†	7,333	83,890

		280,824

Non-Ferrous Metals — 0.2%
Cameco Corp.	22,803	325,627

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	9,045	354,293
Waste Connections, Inc.	5,829	274,662

		628,955

Office Furnishings-Original — 0.3%
HNI Corp.	13,911	711,548

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	5,682	126,538
Helmerich & Payne, Inc.	2,887	203,303

		329,841

Oil Companies-Exploration & Production — 1.4%
Apache Corp.	2,883	166,147
BG Group PLC ADR	12,759	214,096
Cabot Oil & Gas Corp.	235	7,412
California Resources Corp.	1	6

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Cimarex Energy Co.	7,181	$792,136
Crescent Point Energy Corp.	13,919	285,624
Devon Energy Corp.	6,165	366,756
Energen Corp.	3,148	215,008
Occidental Petroleum Corp.	11,072	861,070
Vermilion Energy, Inc.	2,895	125,048

		3,033,303

Oil Companies-Integrated — 1.4%
Chevron Corp.	8,901	858,680
Exxon Mobil Corp.	11,950	994,240
Marathon Oil Corp.	9,436	250,431
Royal Dutch Shell PLC ADR, Class B	14,541	833,926

		2,937,277

Oil Field Machinery & Equipment — 0.0%
FMC Technologies, Inc.†	110	4,564
Natural Gas Services Group, Inc.†	3,950	90,139

		94,703

Oil Refining & Marketing — 0.7%
Cheniere Energy, Inc.†	72	4,987
HollyFrontier Corp.	21,693	926,074
Marathon Petroleum Corp.	9,879	516,770
Suburban Propane Partners LP	1,900	75,772

		1,523,603

Oil-Field Services — 0.3%
Core Laboratories NV	3,285	374,621
Schlumberger, Ltd.	3,037	261,759

		636,380

Paper & Related Products — 0.0%
International Paper Co.	159	7,567

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	318	28,283

Pipelines — 0.5%
EnLink Midstream Partners LP	4,995	109,740
Enterprise Products Partners LP	10,889	325,472
Kinder Morgan, Inc.	13,427	515,463
Targa Resources Partners LP	4,045	156,137
Williams Cos., Inc.	333	19,111

		1,125,923

Poultry — 0.0%
Sanderson Farms, Inc.	1,204	90,493

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	673	72,872

Private Equity — 0.2%
KKR & Co. LP	17,997	411,231

Real Estate Investment Trusts — 2.7%
Agree Realty Corp.	2,107	61,461
Alexandria Real Estate Equities, Inc.	7,369	644,493
American Capital Agency Corp.	13,101	240,665
American Tower Corp.	147	13,714
Annaly Capital Management, Inc.	28,870	265,315
BioMed Realty Trust, Inc.	7,047	136,289
Capstead Mtg. Corp.	9,472	105,139
Colony Capital, Inc, Class A.	7,186	162,763
Crown Castle International Corp.	157	12,607
CYS Investments, Inc.	10,562	81,644

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Digital Realty Trust, Inc.	18,688	$1,246,116
EastGroup Properties, Inc.	487	27,384
EPR Properties	2,479	135,800
Equinix, Inc.	40	10,160
Equity LifeStyle Properties, Inc.	203	10,674
Essex Property Trust, Inc.	712	151,300
Hatteras Financial Corp.	6,944	113,187
HCP, Inc.	2,079	75,821
Health Care REIT, Inc.	117	7,679
Medical Properties Trust, Inc.	13,236	173,524
Omega Healthcare Investors, Inc.	20,334	698,066
Plum Creek Timber Co., Inc.	8,065	327,197
Sabra Health Care REIT, Inc.	4,911	126,409
Simon Property Group, Inc.	86	14,880
Tanger Factory Outlet Centers, Inc.	17,200	545,240
Ventas, Inc.	3,709	230,292
Weyerhaeuser Co.	1,812	57,078

		5,674,897

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	359	13,283

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	21,102	764,103
Hertz Global Holdings, Inc.†	360	6,523
McGrath RentCorp	1,976	60,130
United Rentals, Inc.†	83	7,273

		838,029

Respiratory Products — 0.0%
ResMed, Inc.	148	8,343

Retail-Apparel/Shoe — 0.3%
Coach, Inc.	181	6,264
Gap, Inc.	216	8,245
lululemon athletica, Inc.†	7,700	502,810
PVH Corp.	43	4,954
Ross Stores, Inc.	236	11,472

		533,745

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	14	9,337
O’Reilly Automotive, Inc.†	46	10,395

		19,732

Retail-Automobile — 0.1%
CarMax, Inc.†	107	7,084
Copart, Inc.†	6,504	230,762

		237,846

Retail-Building Products — 0.2%
Home Depot, Inc.	3,270	363,395
Lowe’s Cos., Inc.	447	29,936

		393,331

Retail-Catalog Shopping — 0.0%
Liberty Interactive Corp., Class A†	268	7,437

Retail-Discount — 0.4%
Costco Wholesale Corp.	6,261	845,611
Dollar General Corp.	119	9,251
Dollar Tree, Inc.†	116	9,163

		864,025

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Drug Store — 0.3%
CVS Health Corp.	5,171	$542,335
Walgreens Boots Alliance, Inc.	157	13,257

		555,592

Retail-Gardening Products — 0.0%
Tractor Supply Co.	86	7,735

Retail-Jewelry — 0.2%
Tiffany & Co.	3,703	339,935

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	6,771	504,440
TJX Cos., Inc.	312	20,645

		525,085

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	156	10,525

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	13	7,865
Dunkin’ Brands Group, Inc.	185	10,175
McDonald’s Corp.	349	33,179
Starbucks Corp.	17,837	956,331
Yum! Brands, Inc.	206	18,557

		1,026,107

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	212	7,356

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	41,600	769,184

Satellite Telecom — 0.3%
Inmarsat PLC ADR	38,000	533,140

Savings & Loans/Thrifts — 0.4%
Washington Federal, Inc.	33,042	771,531

Security Services — 0.3%
Secom Co., Ltd. ADR	36,741	596,674

Semiconductor Components-Integrated Circuits — 0.6%
Linear Technology Corp.	173	7,652
Maxim Integrated Products, Inc.	10,364	358,335
QUALCOMM, Inc.	3,113	194,967
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,128	684,207

		1,245,161

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	28,530	548,347
KLA-Tencor Corp.	117	6,576
Lam Research Corp.	2,900	235,915

		790,838

Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	3,669	221,901
Schnitzer Steel Industries, Inc., Class A	4,329	75,628

		297,529

SupraNational Banks — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	24,328	782,875

Telecom Services — 0.2%
BCE, Inc.	8,779	373,108
Consolidated Communications Holdings, Inc.	2,746	57,693

Security Description	Shares	Value (Note 2)

Telecom Services (continued)
Level 3 Communications, Inc.†	152	$8,006

		438,807

Telephone-Integrated — 0.6%
Telstra Corp., Ltd. ADR	11,100	261,738
Verizon Communications, Inc.	21,866	1,019,174

		1,280,912

Television — 0.1%
CBS Corp., Class B	273	15,151
Sinclair Broadcast Group, Inc., Class A	5,803	161,962

		177,113

Tobacco — 0.2%
Altria Group, Inc.	760	37,172
Imperial Tobacco Group PLC ADR	3,800	366,700
Philip Morris International, Inc.	403	32,308
Reynolds American, Inc.	58	4,330

		440,510

Tools-Hand Held — 0.2%
Snap-on, Inc.	2,229	354,968

Toys — 0.7%
Hasbro, Inc.	21,178	1,583,903

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	1,037	48,583
TAL International Group, Inc.	1,161	36,688

		85,271

Transport-Marine — 0.3%
Kirby Corp.†	8,044	616,653

Transport-Rail — 0.3%
Norfolk Southern Corp.	2,403	209,926
Union Pacific Corp.	5,180	494,017

		703,943

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	17,844	822,698
FedEx Corp.	63	10,735
TNT Express NV ADR	2,981	25,160
United Parcel Service, Inc., Class B	1,873	181,512

		1,040,105

Veterinary Diagnostics — 0.1%
VCA, Inc.†	3,194	173,770

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	116	10,466

Water — 0.1%
California Water Service Group	5,399	123,367

Web Portals/ISP — 0.4%
Google, Inc., Class A†	1,047	565,422
Google, Inc., Class C†	475	247,242

		812,664

Total Common Stocks (cost $102,115,711)		125,381,835

EXCHANGE-TRADED FUNDS — 3.8%
iShares MSCI Emerging Markets Index ETF	111,700	4,425,554

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS (continued)
Vanguard Global ex-U.S. Real Estate ETF	64,800	$3,593,808

Total Exchange-Traded Funds (cost $7,884,291)		8,019,362

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(4)	$250,000	276,875
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(4)	250,000	270,937

		547,812

Diversified Banking Institutions — 0.5%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(4)	500,000	530,625
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	500,000	528,875

		1,059,500

Total Preferred Securities/Capital Securities (cost $1,499,486)		1,607,312

ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.87% due 05/25/2035	111,014	110,675
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*(5)	200,000	194,145
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*(5)	161,163	160,553
AmeriCredit Automobile Receivables Trust Series 2014-2, Class A2A 0.54% due 10/10/2017	108,405	108,351
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 6.12% due 09/11/2042(6)	300,000	320,780
Cabela’s Credit Card Master Note Trust FRS Series 2014-2, Class A 0.64% due 07/15/2022	250,000	249,500
Capital Auto Receivables Asset Trust Series 2013-1, Class A4 0.97% due 01/22/2018	200,000	200,148
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.53% due 10/25/2035*(7)	11,438	11,446
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.47% due 02/25/2036*(7)	400,000	357,703
Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 2.72% due 07/25/2036*(7)	82,115	82,429
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(7)	179,072	183,118

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(7)	2,234	$2,261
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	101,322	101,363
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.15% due 05/25/2034(7)	16,304	15,779
Credit Suisse Mtg. Capital Certs. VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(7)	170,795	166,631
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(6)	300,000	339,108
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.48% due 08/10/2044*(6)	300,000	309,995
GSMSC Pass-Through Trust FRS Series 2009-4R, Class 2A1 0.63% due 12/26/2036*(7)	70,873	69,988
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.57% due 12/26/2037*(7)	174,893	174,099
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2013-C16, Class B 5.11% due 12/15/2046(6)	200,000	218,231
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 0.59% due 09/27/2035	250,000	243,005
MASTR Alternative Loan Trust Series 2005-1, Class 2A1 6.00% due 02/25/2035(7)	94,663	103,113
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.55% due 07/26/2035*(7)	300,000	284,175
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.67% due 07/25/2035	107,575	107,127
New Residential Mortgage Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(7)	229,576	239,505
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	210,000	211,176
PFS Financing Corp. FRS Series 2013-AA, Class A 0.74% due 02/15/2018*	100,000	99,905
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(7)	49,493	50,127
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	32,107	32,384
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.54% due 07/17/2017	74,582	74,552

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(7)	$199,714	$193,091
Sequoia Mtg. Trust VRS Series 2012-5, Class A 2.50% due 11/25/2042(7)	269,443	256,844
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.66% due 02/25/2043(7)	95,665	96,802
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.84% due 12/16/2030	188,165	185,628
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 0.79% due 08/15/2022*	54,492	54,542
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.60% due 11/25/2035	37,967	37,547
Springleaf Funding Trust Series 2013-AA, Class A 2.58% due 09/15/2021*	146,506	147,054
Springleaf Mtg. Loan Trust VRS Series 2012-2A, Class A 2.22% due 10/25/2057*(7)	68,352	68,521
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(7)	200,000	201,236
Structured Asset Securities Corp. VRS Pass Through Certs. Series 2004-3, Class 4A1 5.67% due 03/25/2034(7)	70,844	73,766
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(6)	200,000	200,589
Volkswagen Credit Auto Master Trust FRS Series 2014-1A, Class A1 0.54% due 07/22/2019*	342,000	341,453
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.90% due 05/15/2043(6)	300,000	309,317
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.61% due 10/25/2034	15,785	15,367
Westlake Automobile Receivables Trust Series 2015-2A, Class A2A 1.28% due 07/16/2018*	250,000	249,975
WF-RBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.13% due 06/15/2046*(6)	300,000	276,788
WF-RBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(6)	300,000	298,778
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class A4 4.38% due 03/15/2044*(6)	415,000	449,667
WF-RBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(6)	300,000	302,339

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-C23, Class B 4.52% due 10/15/2057(6)	$300,000	$311,913

Total Asset Backed Securities (cost $8,753,529)		8,892,589

CONVERTIBLE BONDS & NOTES — 0.2%
Auto/Truck Parts & Equipment-Original — 0.2%
Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026(5) (cost $244,726)	250,000	395,000

U.S. CORPORATE BONDS & NOTES — 16.3%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	236,223

Airlines — 0.2%
US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	448,839	483,624

Alternative Waste Technology — 0.2%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	517,500

Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	266,166
General Motors Co. Senior Notes 4.88% due 10/02/2023	250,000	263,568

		529,734

Banks-Super Regional — 0.6%
Bank of America NA FRS Sub. Notes 0.59% due 06/15/2017	250,000	248,114
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	272,588
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	252,080
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	251,318
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	275,386

		1,299,486

Beverages-Non-alcoholic — 0.2%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	500,000	520,000

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	500,000	480,838

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.1%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	$250,000	$260,256

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	256,250

Casino Services — 0.1%
Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	260,313

Chemicals-Diversified — 0.2%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	250,000	241,250
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	250,000	242,500

		483,750

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	251,025

Computers — 0.2%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	500,000	478,310

Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	502,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	252,500

		755,000

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	259,919
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	250,000	278,977
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	555,259
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	248,187
Morgan Stanley FRS Senior Notes 1.13% due 01/24/2019	250,000	249,907
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	299,696

		1,891,945

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services — 0.4%
General Electric Capital Corp. Company Guar. Notes 2.30% due 01/14/2019	$225,000	$228,118
General Electric Capital Corp. Company Guar. Notes 5.30% due 02/11/2021	500,000	562,216

		790,334

Electric-Generation — 0.1%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	181,913	208,291

Electric-Integrated — 1.0%
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	297,400
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	556,492
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	917,500
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	290,919

		2,062,311

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	615,141

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	255,971

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	250,638

Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	511,686

Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	245,625

Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	252,103
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	265,471
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	296,788

		814,362

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Flour & Grain — 0.2%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	$500,000	$508,750

Food-Misc./Diversified — 0.4%
Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	251,628
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	500,000	502,772

		754,400

Gambling (Non-Hotel) — 0.3%
Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	525,000

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	541,875

Independent Power Producers — 0.3%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	250,000	254,375
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	274,062

		528,437

Industrial Gases — 0.1%
Airgas Inc Senior Notes 1.65% due 02/15/2018	250,000	248,641

Insurance-Life/Health — 0.1%
Prudential Covered Trust, Series 2012-1, Class A Sec. Notes 3.00% due 09/30/2015*	210,000	211,099

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.45% due 12/15/2017*	250,000	249,852

Insurance-Property/Casualty — 0.3%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	541,129

Insurance-Reinsurance — 0.2%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 0.58% due 01/12/2018	500,000	500,621

Internet Security — 0.1%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025*	250,000	249,375

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020*	250,000	250,418

Security Description	Principal Amount	Value (Note 2)

Medical Instruments (continued)
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	$500,000	$496,162

		746,580

Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. FRS Company Guar. Notes 0.62% due 09/30/2019*	500,000	499,727
Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	500,000	487,500

		987,227

Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	249,289
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	262,175
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	250,364
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	273,042

		1,034,870

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	242,075

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	531,250

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	280,167

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	495,000

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	496,612
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	248,306

		744,918

Oil Companies-Exploration & Production — 0.7%
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	500,000	403,750

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	$750,000	$520,312
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	246,000
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	250,000	253,125

		1,423,187

Oil Refining & Marketing — 0.4%
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	256,969
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	262,366
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	253,750

		773,085

Oil-Field Services — 0.2%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	482,500

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	765,937

Pipelines — 0.6%
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020*	250,000	250,975
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045*	250,000	246,365
El Paso Natural Gas Co. LLC Senior Notes 7.50% due 11/15/2026	500,000	606,031
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	246,675

		1,350,046

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	263,359
BioMed Realty LP Company Guar. Notes 2.63% due 05/01/2019	250,000	248,943
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	268,891
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	276,831
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	249,428

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	$250,000	$260,233
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	268,519
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	241,453

		2,077,657

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	269,904

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 1/15/2013†(2)(3)	125,000	13

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	252,545
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(5)	250,000	262,607

		515,152

Steel-Specialty — 0.4%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	253,125
Allegheny Technologies, Inc. Senior Notes 6.38% due 08/15/2023	500,000	509,375

		762,500

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	500,000	523,750

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	551,875

Telephone-Integrated — 0.2%
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	255,000
Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	219,949

		474,949

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	258,653

Total U.S. Corporate Bonds & Notes (cost $34,066,838)		34,609,087

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 2.4%
Banks-Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 0.83% due 05/15/2018	$250,000	$250,421
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	259,759

		510,180

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	250,000	275,000

Diversified Minerals — 0.4%
Glencore Finance Canada ,Ltd. Company Guar. Notes 2.70% due 10/25/2017*(5)	250,000	252,592
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	525,076

		777,668

Electric-Integrated — 0.2%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	248,111
TransAlta Corp. Senior Notes 6.65% due 05/15/2018	200,000	221,025

		469,136

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	237,693

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	820,621

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	500,000	469,533

Pipelines — 0.1%
Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	117,200	124,310

Steel-Producers — 0.5%
ArcelorMittal Senior Notes 6.25% due 03/01/2021(5)	1,000,000	1,047,500

Transport-Marine — 0.2%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	500,000	433,125

Total Foreign Corporate Bonds & Notes (cost $5,089,516)		5,164,766

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 10.2%
Federal Home Loan Mtg. Corp. — 3.2%
1.38% due 05/01/2020	$500,000	$492,895
2.00% due 03/01/2028	270,934	269,510
2.00% due 06/01/2028	79,322	78,905
2.50% due 02/01/2028	216,354	221,034
3.00% due 01/01/2027	233,071	241,779
3.00% due 04/01/2035	79,327	80,683
3.00% due 10/01/2042	287,381	286,592
3.00% due 01/01/2043	257,207	256,500
3.50% due 02/01/2042	252,924	260,780
3.50% due 07/01/2042	157,346	162,402
3.50% due 09/01/2042	109,984	113,420
3.50% due 10/01/2042	166,688	172,045
3.50% due 08/01/2043	267,606	276,215
3.50% due 02/01/2044	240,063	247,799
4.00% due 12/01/2040	342,016	363,143
4.50% due 07/01/2039	406,288	443,301
4.50% due 11/01/2043	169,677	186,885
5.00% due 04/01/2035	94,607	105,040
5.50% due 11/01/2017	14,555	15,172
5.50% due 01/01/2018	12,013	12,336
5.50% due 05/01/2031	37,917	42,506
5.50% due 01/01/2036	65,798	73,627
6.00% due 04/01/2017	8,023	8,274
6.00% due 05/01/2017	13,548	13,970
6.00% due 05/01/2031	19,153	21,869
6.00% due 09/01/2032	9,376	10,613
6.50% due 01/01/2032	95,630	113,397
7.00% due 03/01/2016	2,981	3,002
7.00% due 01/01/2032	6,377	6,650
7.50% due 12/01/2030	28,397	31,034
7.50% due 01/01/2031	30,113	34,069
7.50% due 02/01/2031	2,793	3,069
Federal Home Loan Mtg. Corp. REMIC
Series 4350, Class AS
1.92% due 12/15/2037 VRS(7)(8)	1,617,817	129,081
Series 4127, Class EJ
2.50% due 11/15/2032(7)	167,319	163,818
Series 4033, Class ED
2.50% due 10/15/2036(7)	287,280	291,736
Series 4097, Class HI
3.00% due 08/15/2027(7)(8)	1,302,401	159,814
Series 4206, Class NY
3.00% due 05/15/2033(7)	300,000	292,257
Series 4390, Class NY
3.00% due 06/15/2040(7)	93,372	95,698
Series 4343, Class DI
3.50% due 08/15/2040(7)(8)	552,432	84,018
Series 4121, Class UI
3.50% due 10/15/2042(7)(8)	649,301	142,144
Series 3924, Class LB
4.00% due 05/15/2039(7)	200,000	208,756
Series 4135, Class DI
4.00% due 11/15/2042(7)(8)	423,172	82,498
Federal Home Loan Mtg. Corp. STRIPS VRS 1.87% due 10/15/2037(7)(8)	3,368,425	251,855
Federal Home Loan Mtg. Corp. STRIPS VRS 1.92% due 02/15/2038(7)(8)	3,377,931	259,330

		6,809,521

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 4.5%
1.75% due 09/12/2019	$500,000	$504,006
2.00% due 10/01/2027	286,642	284,866
2.50% due 06/01/2027	408,202	416,230
2.50% due 07/01/2028	256,762	258,164
3.00% due 04/01/2027	68,636	71,283
3.00% due 05/01/2029	86,974	90,442
3.00% due 10/01/2042	163,094	163,363
3.00% due 11/01/2042	264,937	265,375
3.00% due 12/01/2042	166,482	166,757
3.00% due 02/01/2043	392,786	393,374
3.00% due 04/01/2043	223,599	223,691
3.50% due 08/01/2033	248,031	259,639
3.50% due 03/01/2042	220,257	227,735
3.50% due 07/01/2042	125,348	129,604
3.50% due 09/01/2042	180,563	186,749
3.50% due 11/01/2042	243,584	252,052
3.50% due 02/01/2043	83,412	86,486
3.50% due 11/01/2044	193,372	200,548
3.50% due 03/01/2045	196,858	203,896
4.00% due 09/01/2040	249,682	265,931
4.00% due 12/01/2040	183,267	195,241
4.00% due 01/01/2041	267,285	284,823
4.00% due 02/01/2041	143,568	152,951
4.00% due 11/01/2041	166,043	176,394
4.00% due 08/01/2043	440,035	471,478
4.00% due 10/01/2043	87,050	93,057
4.00% due 04/01/2044	91,626	98,209
4.00% due 08/01/2044	187,520	200,992
4.00% due 10/01/2044	272,991	289,724
4.50% due 10/01/2039	249,125	273,916
4.50% due 09/01/2043	518,202	571,383
4.50% due 05/01/2044	190,727	206,630
4.50% due 07/01/2044	91,276	99,768
5.00% due 05/01/2033	79,421	89,387
5.00% due 02/01/2040	223,506	252,759
5.00% due 07/01/2041	372,293	419,592
6.00% due 08/01/2018	1,794	2,033
6.00% due 05/01/2031	9,828	11,262
6.00% due 08/01/2031	82,015	93,875
6.00% due 04/01/2032	26,709	30,653
6.50% due 06/01/2019	6,596	7,575
6.50% due 09/01/2024	21,432	24,613
6.50% due 09/01/2025	3,716	4,268
6.50% due 11/01/2025	6,932	7,961
6.50% due 05/01/2026	12,101	13,897
6.50% due 11/01/2027	488	560
6.50% due 01/01/2032	3,490	4,008
7.00% due 12/01/2015	61	62
7.00% due 04/01/2016	1,531	1,541
7.00% due 05/01/2029	6,871	8,127
7.00% due 09/01/2029	6,964	7,251
7.00% due 12/01/2029	1,013	1,017
7.00% due 01/01/2031	3,934	4,450
7.50% due 01/01/2031	14,459	16,211
7.50% due 02/01/2031	1,513	1,575
8.00% due 01/01/2016	2,244	2,259
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(7)	78,938	78,044

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2013-2, Class BI
2.50% due 02/25/2028(7)(8)	$723,529	$63,712
Series 2012-16, Class GC
2.50% due 11/25/2041(7)	133,702	133,537
Series 2012-141, Class PB
2.50% due 12/25/2042(7)	200,000	179,589
Series 2012-149, Class IC
3.50% due 01/25/2028(7)(8)	593,850	72,486
Series 2012-125, Class IG
3.50% due 11/25/2042(7)(8)	580,355	126,987
Series 2002-16, Class TM
7.00% due 04/25/2032(7)	137,620	158,024

		9,582,072

Government National Mtg. Assoc. — 2.5%
0.67% due 05/16/2054 VRS(6)(8)	1,885,584	106,971
3.00% due 11/15/2042	288,802	292,531
3.00% due 02/15/2043	260,938	265,527
3.50% due 09/15/2042	218,326	227,007
3.50% due 01/15/2044	146,443	153,099
4.00% due 08/15/2041	135,050	146,047
4.00% due 10/20/2044	241,591	258,351
4.50% due 05/15/2039	77,180	83,924
4.50% due 10/15/2039	154,830	169,853
5.00% due 02/15/2040	111,604	123,876
5.50% due 07/20/2033	141,759	161,468
6.00% due 05/20/2032	35,873	41,178
6.00% due 07/20/2033	92,121	106,860
6.50% due 12/15/2023	20,292	23,149
6.50% due 03/20/2027	1,118	1,275
6.50% due 04/20/2027	9,660	11,016
7.00% due 12/15/2022	3,318	3,359
7.00% due 05/15/2023	626	634
7.00% due 06/15/2023	1,455	1,474
7.00% due 12/15/2023	4,067	4,644
7.00% due 04/15/2028	11,266	11,737
7.50% due 08/15/2030	13,917	14,324
7.50% due 09/15/2030	4,485	4,733
7.50% due 11/15/2030	18,671	20,079
7.50% due 01/15/2031	12,189	14,040
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO
0.68% due 05/16/2053 VRS(6)(8)	1,156,968	69,681
Series 2012-44, Class IO
0.70% due 03/16/2049 VRS(6)(8)	1,069,328	47,849
Series 2013-74, Class IO
0.77% due 12/16/2053 VRS(6)(8)	2,049,235	121,042
Series 2012-125, Class IO
0.78% due 02/16/2053 VRS(6)(8)	1,792,441	106,684
Series 2013-57, Class IO
0.78% due 06/16/2054 VRS(6)(8)	2,844,219	137,802
Series 2013-101, Class IO
0.86% due 10/16/2054 VRS(6)(8)	2,799,119	145,602
Series 2012-139, Class IO
0.88% due 02/16/2053 VRS(6)(8)	2,384,936	163,931
Series 2012-131, Class IO
0.88% due 02/16/2053 VRS(6)(8)	1,794,555	130,635
Series 2013-80, Class IO
0.89% due 03/16/2052 VRS(6)(8)	1,897,568	146,934
Series 2015-33, Class IO
0.93% due 02/16/2056 VRS(6)(8)	1,994,396	156,879
Series 2013-13, Class IO
0.95% due 07/16/2047 VRS(6)(8)	1,432,297	100,218

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2013-68, Class IO
0.96% due 02/16/2046 VRS(6)(8)	$1,337,161	$86,397
Series 2015-7, Class IO
0.96% due 01/16/2057 VRS(6)(8)	1,076,605	89,541
Series 2013-30, Class IO
0.98% due 09/16/2053 VRS(6)(8)	1,871,422	125,507
Series 2013-40, Class IO
1.06% due 06/16/2054 VRS(6)(8)	2,198,536	139,688
Series 2014-70, Class IO
1.29% due 03/16/2049 VRS(6)(8)	2,700,203	174,798
Series 2014-92, Class AB
1.78% due 06/16/2040(6)	92,412	94,175
Series 2014-13, Class A
2.60% due 09/16/2042(6)	158,055	164,029
Series 2015-32, Class HG
3.00% due 09/16/2049 VRS(6)	121,608	111,588
Series 2015-63, Class ZB
3.25% due 05/20/2045(7)	80,599	81,502
Series 2011-27, Class CB
3.48% due 07/16/2045 VRS(6)	247,034	256,863
Series 2012-3, Class LA
3.50% due 03/20/2038(7)	246,506	261,950
Series 2015-20, Class LZ
3.50% due 04/16/2044(7)	232,552	225,851
Series 2011-128, Class BI
4.00% due 09/16/2026(7)(8)	16,063	2,081
Series 2002-70, Class PA
4.50% due 08/20/2032(7)	7,912	8,153

		5,396,536

Total U.S. Government Agencies (cost $21,696,249)		21,788,129

U.S. GOVERNMENT TREASURIES — 0.4%
United States Treasury Bonds — 0.3%
3.00% due 11/15/2044	250,000	244,551
4.25% due 11/15/2040	170,000	205,726
5.25% due 11/15/2028	200,000	260,688

		710,965

United States Treasury Notes — 0.1%
3.13% due 05/15/2021	100,000	106,961

Total U.S. Government Treasuries (cost $871,863)		817,926

LOANS (9)(10)(12) — 0.3%
Oil & Gas Drilling — 0.3%
Drillships Financing Holding, Inc. FRS Tranche B-1 6.00% due 03/31/2021	248,734	201,848
Drillships Ocean Ventures, Inc. FRS BTL-B 5.50% due 07/25/2021	496,250	420,075

Total Loans (cost $692,721)		621,923

Total Long-Term Investment Securities (cost $182,914,930)		207,297,929

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 06/30/2015, to be repurchased 07/01/2015 in the amount of $5,996,000 and collateralized by $5,840,000 of United States Treasury Bonds, bearing interest at 2.63% due 11/15/2020 and having an approximate value of $6,117,400 (cost $5,996,000)	$5,996,000	$5,996,000

TOTAL INVESTMENTS (cost $188,910,930)(11)	100.2%	213,293,929
Liabilities in excess of other assets	(0.2)	(449,369)

NET ASSETS	100.0%	$212,844,560

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $13,111,652 representing 6.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2
(3)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $13 representing 0.0% of net assets.
(4)	Perpetual maturity—maturity date reflects the next call date.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2015.
(6)	Commercial Mortgage Backed Security
(7)	Collateralized Mortgage Obligation
(8)	Interest Only
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	See Note 6 for cost of investments on a tax basis.
(12)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

ADR — American Depository Receipt

BR — Bearer Shares

BTL — Bank Term Loan

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) — (continued)

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$8,867	$361,383	$—	$370,250
Gambling (non-hotel)	—	185,200	—	185,200
Medical-Drugs	5,970,570	—	0	5,970,570
Other Industries	118,855,815	—	—	118,855,815
Exchange-Traded Funds	8,019,362	—	—	8,019,362
Preferred Securities/Capital Securities	—	1,607,312	—	1,607,312
Asset Backed Securities	—	8,892,589	—	8,892,589
Convertible Bonds & Notes	—	395,000	—	395,000
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries	—	34,609,074	—	34,609,074
Foreign Corporate Bonds & Notes	—	5,164,766	—	5,164,766
U.S. Government Agencies	—	21,788,129	—	21,788,129
U.S. Government Treasuries	—	817,926	—	817,926
Loans	—	621,923	—	621,923
Repurchase Agreements	—	5,996,000	—	5,996,000

Total Investments at Value	$132,854,614	$80,439,302	$13	$213,293,929

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

32

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	5.5%
Diversified Banking Institutions	4.3
Computers	4.3
Commercial Services-Finance	3.9
Applications Software	3.6
Retail-Drug Store	3.5
Insurance-Multi-line	3.2
Medical-Biomedical/Gene	3.0
Medical-HMO	3.0
Retail-Restaurants	2.8
Computer Services	2.6
Oil Companies-Exploration & Production	2.3
Retail-Discount	2.2
Cosmetics & Toiletries	2.1
Medical-Generic Drugs	2.0
Exchange-Traded Funds	2.0
Coatings/Paint	2.0
Food-Misc./Diversified	1.9
Investment Management/Advisor Services	1.8
Web Portals/ISP	1.8
Repurchase Agreements	1.8
Oil Companies-Integrated	1.8
E-Commerce/Products	1.7
Diversified Manufacturing Operations	1.7
Retail-Building Products	1.7
Banks-Super Regional	1.7
Electric-Integrated	1.6
Electronic Components-Semiconductors	1.6
Retail-Apparel/Shoe	1.5
Medical-Wholesale Drug Distribution	1.4
Beverages-Non-alcoholic	1.4
Multimedia	1.3
E-Commerce/Services	1.3
Hotels/Motels	1.2
Tobacco	1.2
Networking Products	1.2
Instruments-Controls	1.2
Chemicals-Diversified	1.1
Telephone-Integrated	1.1
Containers-Metal/Glass	1.0
Insurance-Life/Health	1.0
Oil-Field Services	1.0
Machinery-General Industrial	0.9
Computer Software	0.9
Retail-Arts & Crafts	0.9
Medical Information Systems	0.8
Entertainment Software	0.8
Publishing-Periodicals	0.8
Medical Products	0.7
Computers-Integrated Systems	0.7
Human Resources	0.7
Aerospace/Defense	0.7
Electric Products-Misc.	0.7
Consulting Services	0.7
Oil Refining & Marketing	0.6
Rental Auto/Equipment	0.6
Enterprise Software/Service	0.6
Real Estate Investment Trusts	0.5

99.9%

*	Calculated as a percentage of net assets

33

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.1%
Aerospace/Defense — 0.7%
TransDigm Group, Inc.†	6,345	$1,425,531

Applications Software — 3.6%
Intuit, Inc.	16,278	1,640,334
Microsoft Corp.	85,351	3,768,246
PTC, Inc.†	15,400	631,708
salesforce.com, Inc.†	15,890	1,106,421

		7,146,709

Banks-Super Regional — 1.7%
PNC Financial Services Group, Inc.	33,980	3,250,187

Beverages-Non-alcoholic — 1.4%
Monster Beverage Corp.†	20,005	2,681,070

Chemicals-Diversified — 1.1%
Dow Chemical Co.	41,015	2,098,738

Coatings/Paint — 2.0%
Sherwin-Williams Co.	8,425	2,317,043
Valspar Corp.	19,380	1,585,672

		3,902,715

Commercial Services-Finance — 3.9%
Automatic Data Processing, Inc.	25,850	2,073,945
Equifax, Inc.	22,630	2,197,147
MasterCard, Inc., Class A	22,860	2,136,953
McGraw Hill Financial, Inc.	13,510	1,357,079

		7,765,124

Computer Services — 2.6%
Accenture PLC, Class A	23,490	2,273,362
Cognizant Technology Solutions Corp., Class A†	25,203	1,539,651
Genpact, Ltd.†	63,610	1,356,802

		5,169,815

Computer Software — 0.9%
Akamai Technologies, Inc.†	24,670	1,722,459

Computers — 4.3%
Apple, Inc.	67,550	8,472,459

Computers-Integrated Systems — 0.7%
Jack Henry & Associates, Inc.	22,255	1,439,899

Consulting Services — 0.7%
Verisk Analytics, Inc.†	18,330	1,333,691

Containers-Metal/Glass — 1.0%
Crown Holdings, Inc.†	37,700	1,994,707

Cosmetics & Toiletries — 2.1%
Coty, Inc., Class A	38,890	1,243,313
Estee Lauder Cos., Inc., Class A	34,210	2,964,639

		4,207,952

Diversified Banking Institutions — 4.3%
Citigroup, Inc.	61,725	3,409,689
JPMorgan Chase & Co.	75,395	5,108,765

		8,518,454

Diversified Manufacturing Operations — 1.7%
Eaton Corp. PLC	20,430	1,378,821
Illinois Tool Works, Inc.	21,655	1,987,712

		3,366,533

E-Commerce/Products — 1.7%
Amazon.com, Inc.†	7,890	3,424,970

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 1.3%
Priceline Group, Inc.†	2,300	$2,648,151

Electric Products-Misc. — 0.7%
AMETEK, Inc.	24,755	1,356,079

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	28,935	1,532,687
NextEra Energy, Inc.	12,840	1,258,705
Pinnacle West Capital Corp.	7,880	448,293

		3,239,685

Electronic Components-Semiconductors — 1.6%
Freescale Semiconductor, Ltd.†	31,355	1,253,259
Intel Corp.	64,130	1,950,514

		3,203,773

Enterprise Software/Service — 0.6%
Workday, Inc., Class A†	14,090	1,076,335

Entertainment Software — 0.8%
Activision Blizzard, Inc.	67,420	1,632,238

Food-Misc./Diversified — 1.9%
Mondelez International, Inc., Class A	92,030	3,786,114

Hotels/Motels — 1.2%
Hilton Worldwide Holdings, Inc.†	89,070	2,453,879

Human Resources — 0.7%
Team Health Holdings, Inc.†	21,840	1,426,807

Instruments-Controls — 1.2%
Honeywell International, Inc.	22,480	2,292,286

Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	22,595	1,977,514

Insurance-Multi-line — 3.2%
ACE, Ltd.	13,130	1,335,058
Hartford Financial Services Group, Inc.	37,290	1,550,145
MetLife, Inc.	36,725	2,056,233
XL Group PLC	37,800	1,406,160

		6,347,596

Investment Management/Advisor Services — 1.8%
Ameriprise Financial, Inc.	17,770	2,220,006
BlackRock, Inc.	4,000	1,383,920

		3,603,926

Machinery-General Industrial — 0.9%
Middleby Corp.†	15,780	1,770,989

Medical Information Systems — 0.8%
Cerner Corp.†	24,050	1,660,893

Medical Products — 0.7%
Zimmer Holdings, Inc.	13,345	1,457,674

Medical-Biomedical/Gene — 3.0%
Biogen, Inc.†	4,595	1,856,104
Celgene Corp.†	11,010	1,274,242
Gilead Sciences, Inc.	9,188	1,075,731
Regeneron Pharmaceuticals, Inc.†	3,521	1,796,168

		6,002,245

Medical-Drugs — 5.5%
Alkermes PLC†	13,180	848,001
Bristol-Myers Squibb Co.	55,310	3,680,328
Eli Lilly & Co.	32,760	2,735,132
Merck & Co., Inc.	62,120	3,536,492

		10,799,953

34

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Generic Drugs — 2.0%
Allergan PLC†	13,300	$4,036,018

Medical-HMO — 3.0%
Aetna, Inc.	21,300	2,714,898
UnitedHealth Group, Inc.	26,175	3,193,350

		5,908,248

Medical-Wholesale Drug Distribution — 1.4%
McKesson Corp.	12,065	2,712,333

Multimedia — 1.3%
Twenty-First Century Fox, Inc., Class A	81,370	2,648,187

Networking Products — 1.2%
Cisco Systems, Inc.	85,841	2,357,194

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	20,105	1,569,396
EOG Resources, Inc.	15,600	1,365,780
Pioneer Natural Resources Co.	7,496	1,039,620
Southwestern Energy Co.†	24,649	560,272

		4,535,068

Oil Companies-Integrated — 1.8%
Chevron Corp.	24,350	2,349,045
Exxon Mobil Corp.	13,600	1,131,520

		3,480,565

Oil Refining & Marketing — 0.6%
Phillips 66	15,360	1,237,402

Oil-Field Services — 1.0%
Halliburton Co.	45,439	1,957,058

Publishing-Periodicals — 0.8%
Nielsen NV	33,880	1,516,808

Real Estate Investment Trusts — 0.5%
American Capital Agency Corp.	48,020	882,127

Rental Auto/Equipment — 0.6%
Hertz Global Holdings, Inc.†	67,785	1,228,264

Retail-Apparel/Shoe — 1.5%
PVH Corp.	5,027	579,110
Ross Stores, Inc.	47,728	2,320,058

		2,899,168

Retail-Arts & Crafts — 0.9%
Michaels Cos., Inc.†	63,180	1,700,174

Retail-Building Products — 1.7%
Lowe’s Cos., Inc.	50,240	3,364,573

Retail-Discount — 2.2%
Costco Wholesale Corp.	21,405	2,890,959
Dollar Tree, Inc.†	17,440	1,377,586

		4,268,545

Retail-Drug Store — 3.5%
CVS Health Corp.	39,275	4,119,162
Walgreens Boots Alliance, Inc.	32,809	2,770,392

		6,889,554

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Restaurants — 2.8%
Chipotle Mexican Grill, Inc.†	3,123	$1,889,384
Starbucks Corp.	68,160	3,654,398

		5,543,782

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	0

Telephone-Integrated — 1.1%
AT&T, Inc.	58,430	2,075,434

Tobacco — 1.2%
Altria Group, Inc.	49,624	2,427,110

Web Portals/ISP — 1.8%
Google, Inc., Class A†	3,400	1,836,136
Google, Inc., Class C†	3,358	1,747,873

		3,584,009

Total Common Stocks (cost $161,159,613)		189,908,771

EXCHANGE-TRADED FUNDS — 2.0%
SPDR S&P 500 ETF Trust (cost $4,030,534)	19,190	3,950,262

Total Long-Term Investment Securities (cost $165,190,147)		193,859,033

REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$760,000	760,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	670,000	670,000
BNP Paribas SA Joint Repurchase Agreement(1)	670,000	670,000
Deutsche Bank AG Joint Repurchase Agreement(1)	775,000	775,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	670,000	670,000

Total Repurchase Agreements (cost $3,545,000)		3,545,000

TOTAL INVESTMENTS (cost $168,735,147)(2)	99.9%	197,404,033
Other assets less liabilities	0.1	204,477

NET ASSETS	100.0%	$197,608,510

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$189,908,771	$—	$—	$189,908,771
Exchange-Traded Funds	3,950,262	—	—	3,950,262
Repurchase Agreements	—	3,545,000	—	3,545,000

Total Investments at Value	$193,859,033	$3,545,000	$—	$197,404,033

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

36

Anchor Series Trust Growth Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	6.9%
Medical-Biomedical/Gene	5.6
Diversified Banking Institutions	3.7
Oil Companies-Exploration & Production	2.3
Insurance-Life/Health	2.2
Applications Software	2.2
Computer Services	2.1
Insurance-Multi-line	2.0
Investment Management/Advisor Services	1.9
Transport-Services	1.9
Beverages-Non-alcoholic	1.8
E-Commerce/Services	1.7
Networking Products	1.7
Repurchase Agreements	1.6
Medical-Generic Drugs	1.6
Medical-HMO	1.6
Banks-Super Regional	1.5
Wire & Cable Products	1.4
Schools	1.4
Real Estate Investment Trusts	1.4
Retail-Auto Parts	1.4
Aerospace/Defense	1.3
Web Portals/ISP	1.3
Diversified Manufacturing Operations	1.3
Insurance Brokers	1.3
Retail-Building Products	1.2
Web Hosting/Design	1.2
Insurance-Property/Casualty	1.2
Audio/Video Products	1.1
Commercial Services-Finance	1.1
Casino Hotels	1.1
Medical Information Systems	1.1
Computers	1.0
Oil-Field Services	1.0
Retail-Major Department Stores	1.0
Building-Residential/Commercial	1.0
Medical Labs & Testing Services	1.0
Banks-Commercial	0.9
Entertainment Software	0.9
Industrial Gases	0.9
Electric-Integrated	0.9
Oil Companies-Integrated	0.9
E-Services/Consulting	0.8
Electronic Connectors	0.8
Retail-Restaurants	0.8
Medical Products	0.7
Computer Software	0.7
Retail-Arts & Crafts	0.7
Aerospace/Defense-Equipment	0.7
Retail-Automobile	0.7
Chemicals-Diversified	0.7
Finance-Consumer Loans	0.7
Internet Infrastructure Software	0.7
Medical-Hospitals	0.7
Medical-Wholesale Drug Distribution	0.7
Retail-Apparel/Shoe	0.7
Airlines	0.7
Decision Support Software	0.7
Television	0.6
Internet Security	0.6
Electric-Distribution	0.6

Telecommunication Equipment	0.6%
Medical Instruments	0.6
Steel-Producers	0.6
Motorcycle/Motor Scooter	0.6
Electronic Forms	0.6
Brewery	0.6
Distribution/Wholesale	0.6
Enterprise Software/Service	0.6
Internet Content-Entertainment	0.5
Multimedia	0.5
Office Furnishings-Original	0.5
Retail-Discount	0.5
Oil & Gas Drilling	0.5
Electronic Measurement Instruments	0.5
Telephone-Integrated	0.5
Building-Mobile Home/Manufactured Housing	0.5
Finance-Investment Banker/Broker	0.5
Human Resources	0.4
Transport-Rail	0.4
Finance-Credit Card	0.4
Banks-Fiduciary	0.4
Tobacco	0.4
Exchange-Traded Funds	0.4
Pharmacy Services	0.3
Semiconductor Components-Integrated Circuits	0.3
Electronic Components-Semiconductors	0.3
Appliances	0.3
Computers-Memory Devices	0.3
Oil Refining & Marketing	0.3
Retail-Vitamins & Nutrition Supplements	0.3
Cable/Satellite TV	0.3
Oil Field Machinery & Equipment	0.3
Financial Guarantee Insurance	0.2
Cellular Telecom	0.2
Consulting Services	0.2
Metal-Diversified	0.2
Power Converter/Supply Equipment	0.2
Building Products-Wood	0.2
Containers-Paper/Plastic	0.2
Diversified Financial Services	0.2
Chemicals-Specialty	0.2
Apparel Manufacturers	0.1
Non-Ferrous Metals	0.1
Metal-Aluminum	0.1

100.4%

*	Calculated as a percentage of net assets

37

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Aerospace/Defense — 1.3%
Lockheed Martin Corp.	21,702	$4,034,402
Northrop Grumman Corp.	23,819	3,778,408
Raytheon Co.	13,036	1,247,284

		9,060,094

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	43,924	4,872,489

Airlines — 0.7%
American Airlines Group, Inc.	59,700	2,384,119
United Continental Holdings, Inc.†	41,054	2,176,273

		4,560,392

Apparel Manufacturers — 0.1%
Global Brands Group Holding, Ltd.†	4,508,000	936,313

Appliances — 0.3%
Electrolux AB, Series B	71,342	2,235,825

Applications Software — 2.2%
Microsoft Corp.	125,922	5,559,456
salesforce.com, Inc.†	61,135	4,256,830
Verint Systems, Inc.†	78,700	4,780,632

		14,596,918

Audio/Video Products — 1.1%
Harman International Industries, Inc.	65,000	7,731,100

Banks-Commercial — 0.9%
M&T Bank Corp.	39,360	4,917,245
South State Corp.	19,612	1,490,316

		6,407,561

Banks-Fiduciary — 0.4%
Northern Trust Corp.	31,902	2,439,227

Banks-Super Regional — 1.5%
PNC Financial Services Group, Inc.	103,263	9,877,106

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	169,819	6,661,999
Monster Beverage Corp.†	39,423	5,283,471

		11,945,470

Brewery — 0.6%
Anheuser-Busch InBev NV ADR	31,017	3,742,821

Building Products-Wood — 0.2%
Norbord, Inc.	61,600	1,292,663

Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	58,800	3,309,264

Building-Residential/Commercial — 1.0%
D.R. Horton, Inc.	250,445	6,852,175

Cable/Satellite TV — 0.3%
Sky PLC	109,117	1,777,937

Casino Hotels — 1.1%
Las Vegas Sands Corp.	112,337	5,905,556
Melco Crown Entertainment, Ltd. ADR	43,873	861,227
Sands China, Ltd.	202,400	678,884

		7,445,667

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	39,364	1,526,142

Security Description	Shares	Value (Note 2)

Chemicals-Diversified — 0.7%
Celanese Corp., Series A	47,273	$3,397,983
Huntsman Corp.	63,215	1,395,155

		4,793,138

Chemicals-Specialty — 0.2%
Cabot Corp.	23,061	859,945
Platform Specialty Products Corp.†	6,000	153,480

		1,013,425

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	32,538	2,610,524
Equifax, Inc.	52,171	5,065,282

		7,675,806

Computer Services — 2.1%
Accenture PLC, Class A	57,253	5,540,945
Cognizant Technology Solutions Corp., Class A†	66,295	4,049,962
Genpact, Ltd.†	222,840	4,753,177

		14,344,084

Computer Software — 0.7%
Akamai Technologies, Inc.†	70,851	4,946,817

Computers — 1.0%
Apple, Inc.	56,070	7,032,580

Computers-Memory Devices — 0.3%
Western Digital Corp.	27,165	2,130,279

Consulting Services — 0.2%
Verisk Analytics, Inc.†	20,857	1,517,555

Containers-Paper/Plastic — 0.2%
Bemis Co., Inc.	25,400	1,143,254

Decision Support Software — 0.7%
MSCI, Inc.	73,482	4,522,817

Distribution/Wholesale — 0.6%
Rexel SA	60,701	978,544
WESCO International, Inc.†	39,843	2,734,824

		3,713,368

Diversified Banking Institutions — 3.7%
Bank of America Corp.	187,850	3,197,207
Citigroup, Inc.	175,206	9,678,380
Goldman Sachs Group, Inc.	8,594	1,794,341
JPMorgan Chase & Co.	155,684	10,549,148

		25,219,076

Diversified Financial Services — 0.2%
Julius Baer Group, Ltd.	20,012	1,122,658

Diversified Manufacturing Operations — 1.3%
Eaton Corp. PLC	39,319	2,653,639
General Electric Co.	196,062	5,209,367
Sulzer AG	9,262	952,502

		8,815,508

E-Commerce/Services — 1.7%
Netflix, Inc.†	5,791	3,804,340
Priceline Group, Inc.†	3,100	3,569,247
TripAdvisor, Inc.†	50,544	4,404,404

		11,777,991

38

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Services/Consulting — 0.8%
CDW Corp.	166,359	$5,702,787

Electric-Distribution — 0.6%
PG&E Corp.	86,236	4,234,188

Electric-Integrated — 0.9%
Exelon Corp.	109,155	3,429,650
Xcel Energy, Inc.	77,819	2,504,216

		5,933,866

Electronic Components-Semiconductors — 0.3%
Microsemi Corp.†	64,983	2,271,156

Electronic Connectors — 0.8%
Amphenol Corp., Class A	89,340	5,179,040

Electronic Forms — 0.6%
Adobe Systems, Inc.†	46,755	3,787,623

Electronic Measurement Instruments — 0.5%
Trimble Navigation, Ltd.†	142,444	3,341,736

Enterprise Software/Service — 0.6%
Workday, Inc., Class A†	48,569	3,710,186

Entertainment Software — 0.9%
Activision Blizzard, Inc.	260,706	6,311,692

Finance-Consumer Loans — 0.7%
PRA Group, Inc.†	76,800	4,785,408

Finance-Credit Card — 0.4%
Blackhawk Network Holdings, Inc.†	60,100	2,476,120

Finance-Investment Banker/Broker — 0.5%
Raymond James Financial, Inc.	53,419	3,182,704

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	66,708	1,600,325

Human Resources — 0.4%
ManpowerGroup, Inc.	30,600	2,735,028

Industrial Gases — 0.9%
Praxair, Inc.	50,916	6,087,008

Insurance Brokers — 1.3%
Arthur J. Gallagher & Co.	82,333	3,894,351
Marsh & McLennan Cos., Inc.	82,907	4,700,827

		8,595,178

Insurance-Life/Health — 2.2%
Lincoln National Corp.	76,990	4,559,347
Principal Financial Group, Inc.	86,520	4,437,611
Torchmark Corp.	47,231	2,749,789
Unum Group	83,900	2,999,425

		14,746,172

Insurance-Multi-line — 2.0%
ACE, Ltd.	51,950	5,282,276
MetLife, Inc.	148,393	8,308,524

		13,590,800

Insurance-Property/Casualty — 1.2%
Fairfax Financial Holdings, Ltd.	6,764	3,335,318
Markel Corp.†	6,145	4,920,179

		8,255,497

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	43,095	3,696,043

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	39,308	$4,730,718

Internet Security — 0.6%
VeriSign, Inc.†	69,138	4,267,197

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	29,445	3,678,564
BlackRock, Inc.	13,312	4,605,686
Waddell & Reed Financial, Inc., Class A	103,769	4,909,311

		13,193,561

Medical Information Systems — 1.1%
Everyday Health, Inc.†	154,600	1,975,788
IMS Health Holdings, Inc.†	172,371	5,283,171

		7,258,959

Medical Instruments — 0.6%
Medtronic PLC	54,202	4,016,368

Medical Labs & Testing Services — 1.0%
ICON PLC†	98,000	6,595,400
Teladoc, Inc.†	1,300	24,700

		6,620,100

Medical Products — 0.7%
Becton Dickinson and Co.	27,962	3,960,817
Zimmer Holdings, Inc.	9,200	1,004,916

		4,965,733

Medical-Biomedical/Gene — 5.6%
Amgen, Inc.	24,860	3,816,507
Biogen, Inc.†	17,084	6,900,911
BioMarin Pharmaceutical, Inc.†	31,369	4,290,652
Celgene Corp.†	35,400	4,097,019
Gilead Sciences, Inc.	56,495	6,614,435
Incyte Corp.†	36,286	3,781,364
Regeneron Pharmaceuticals, Inc.†	8,288	4,227,957
Vertex Pharmaceuticals, Inc.†	33,039	4,079,656

		37,808,501

Medical-Drugs — 6.9%
Alkermes PLC†	67,546	4,345,910
AstraZeneca PLC ADR	24,360	1,551,976
Bristol-Myers Squibb Co.	224,150	14,914,941
Johnson & Johnson	41,606	4,054,921
Mallinckrodt PLC†	20,000	2,354,400
Merck & Co., Inc.	267,007	15,200,708
Roche Holding AG	12,885	3,610,749
TESARO, Inc.†	16,301	958,336

		46,991,941

Medical-Generic Drugs — 1.6%
Allergan PLC†	25,990	7,886,926
Mylan NV†	44,927	3,048,746

		10,935,672

Medical-HMO — 1.6%
Aetna, Inc.	12,623	1,608,927
Anthem, Inc.	21,570	3,540,500
UnitedHealth Group, Inc.	46,915	5,723,630

		10,873,057

Medical-Hospitals — 0.7%
HCA Holdings, Inc.†	17,285	1,568,095
Universal Health Services, Inc., Class B	22,230	3,158,883

		4,726,978

39

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	55,196	$4,617,145

Metal-Aluminum — 0.1%
Constellium NV, Class A†	73,423	868,594

Metal-Diversified — 0.2%
Rio Tinto PLC ADR	36,396	1,499,879

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	67,868	3,824,362

Multimedia — 0.5%
Markit, Ltd.†	64,900	1,659,493
Quebecor, Inc., Class B	77,600	1,939,689

		3,599,182

Networking Products — 1.7%
Cisco Systems, Inc.	416,293	11,431,406

Non-Ferrous Metals — 0.1%
Cameco Corp.	63,100	902,800

Office Furnishings-Original — 0.5%
Herman Miller, Inc.	93,925	2,717,250
Knoll, Inc.	35,174	880,405

		3,597,655

Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.	94,523	2,499,188
Helmerich & Payne, Inc.	13,278	935,037

		3,434,225

Oil Companies-Exploration & Production — 2.3%
Canadian Natural Resources, Ltd.	90,939	2,469,903
Cobalt International Energy, Inc.†	135,652	1,317,181
Laredo Petroleum, Inc.†	105,580	1,328,197
Pioneer Natural Resources Co.	40,839	5,663,961
QEP Resources, Inc.	42,910	794,264
Southwestern Energy Co.†	186,536	4,239,963

		15,813,469

Oil Companies-Integrated — 0.9%
Imperial Oil, Ltd.	149,051	5,756,350

Oil Field Machinery & Equipment — 0.3%
National Oilwell Varco, Inc.	35,216	1,700,228

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	49,874	2,129,121

Oil-Field Services — 1.0%
Halliburton Co.	153,273	6,601,468
Trican Well Service, Ltd.	129,500	430,284

		7,031,752

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	26,400	2,348,016

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	33,293	1,323,397

Real Estate Investment Trusts — 1.4%
American Tower Corp.	32,177	3,001,792
AvalonBay Communities, Inc.	16,951	2,709,956
Columbia Property Trust, Inc.	87,270	2,142,479
Weyerhaeuser Co.	42,521	1,339,412

		9,193,639

Security Description	Shares	Value (Note 2)

Retail-Apparel/Shoe — 0.7%
L Brands, Inc.	44,568	$3,820,815
Vera Bradley, Inc.†	66,435	748,722

		4,569,537

Retail-Arts & Crafts — 0.7%
Michaels Cos., Inc.†	183,000	4,924,530

Retail-Auto Parts — 1.4%
Advance Auto Parts, Inc.	57,715	9,193,422

Retail-Automobile — 0.7%
CarMax, Inc.†	72,419	4,794,862

Retail-Building Products — 1.2%
Home Depot, Inc.	40,260	4,474,094
Lowe’s Cos., Inc.	58,943	3,947,413

		8,421,507

Retail-Discount — 0.5%
Dollar Tree, Inc.†	45,175	3,568,373

Retail-Major Department Stores — 1.0%
TJX Cos., Inc.	105,185	6,960,091

Retail-Restaurants — 0.8%
McDonald’s Corp.	53,931	5,127,220

Retail-Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	42,948	1,910,327

Schools — 1.4%
American Public Education, Inc.†	149,425	3,843,211
Grand Canyon Education, Inc.†	131,824	5,589,338

		9,432,549

Security Services — 0.0%
LifeLock, Inc.†	13,000	213,200

Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	67,162	2,322,126

Steel-Producers — 0.6%
Reliance Steel & Aluminum Co.	63,738	3,854,874

Telecommunication Equipment — 0.6%
ARRIS Group, Inc.†	131,450	4,022,370

Telephone-Integrated — 0.5%
Verizon Communications, Inc.	71,281	3,322,407

Television — 0.6%
CBS Corp., Class B	78,145	4,337,048

Tobacco — 0.4%
Imperial Tobacco Group PLC	50,287	2,423,342

Transport-Rail — 0.4%
Canadian National Railway Co.	46,900	2,705,856

Transport-Services — 1.9%
FedEx Corp.	21,050	3,586,920
United Parcel Service, Inc., Class B	94,523	9,160,224

		12,747,144

Web Hosting/Design — 1.2%
Web.com Group, Inc.†	346,047	8,381,258

Web Portals/ISP — 1.3%
Google, Inc., Class A†	6,687	3,611,247
Google, Inc., Class C†	10,113	5,263,918

		8,875,165

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wire & Cable Products — 1.4%
Belden, Inc.	117,252	$9,524,380

Total Common Stocks (cost $630,776,648)		667,691,670

EXCHANGE-TRADED FUNDS — 0.4%
Vanguard S&P 500 ETF (cost $2,280,054)	11,934	2,253,617

Total Long-Term Investment Securities (cost $633,056,702)		669,945,287

REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$2,370,000	2,370,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	2,095,000	2,095,000
BNP Paribas SA Joint Repurchase Agreement(1)	2,095,000	2,095,000
Deutsche Bank AG Joint Repurchase Agreement(1)	2,390,000	2,390,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	2,095,000	2,095,000

Total Repurchase Agreements (cost $11,045,000)		11,045,000

TOTAL INVESTMENTS (cost $644,101,702)(2)	100.4%	680,990,287
Liabilities in excess of other assets	(0.4)	(2,658,861)

NET ASSETS	100.0%	$678,331,426

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$667,691,670	$—	$—	$667,691,670
Exchange-Traded Funds	2,253,617	—	—	2,253,617
Repurchase Agreements	—	11,045,000	—	11,045,000

Total Investments at Value	$669,945,287	$11,045,000	$—	$680,990,287

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $12,002,504 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

41

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Computers	7.9%
Medical-Biomedical/Gene	6.2
E-Commerce/Products	4.9
Retail-Restaurants	4.7
E-Commerce/Services	4.4
Medical-Drugs	4.2
Enterprise Software/Service	4.2
Internet Content-Entertainment	3.7
Medical Instruments	2.5
Industrial Audio & Video Products	2.5
Web Portals/ISP	2.4
Distribution/Wholesale	2.1
Medical-Generic Drugs	2.0
Real Estate Investment Trusts	2.0
Semiconductor Components-Integrated Circuits	2.0
Drug Delivery Systems	1.9
Oil Companies-Exploration & Production	1.8
Repurchase Agreements	1.7
Energy-Alternate Sources	1.7
Retail-Building Products	1.6
Retail-Auto Parts	1.5
Beverages-Non-alcoholic	1.5
Networking Products	1.4
Auto-Cars/Light Trucks	1.3
Medical Information Systems	1.2
Chemicals-Specialty	1.2
Industrial Automated/Robotic	1.2
Applications Software	1.2
Audio/Video Products	1.2
Auto/Truck Parts & Equipment-Original	1.2
X-Ray Equipment	1.2
Computer Software	1.1
Diversified Manufacturing Operations	1.0
Commercial Services	1.0
Lighting Products & Systems	1.0
Oil-Field Services	1.0
Transport-Rail	1.0
Banks-Fiduciary	1.0
Medical Products	1.0
Brewery	1.0
Building & Construction Products-Misc.	1.0
Hotels/Motels	1.0
Diversified Financial Services	1.0
Physicians Practice Management	1.0
Diagnostic Equipment	0.9
Appliances	0.9
Food-Retail	0.9
Investment Management/Advisor Services	0.9
Power Converter/Supply Equipment	0.8
Multimedia	0.8
Hazardous Waste Disposal	0.8
Heart Monitors	0.8
Retail-Apparel/Shoe	0.7
Satellite Telecom	0.6
Data Processing/Management	0.3
B2B/E-Commerce	0.3
Electronic Forms	0.3
Computers-Memory Devices	0.2
Advertising Services	0.1

100.9%

*	Calculated as a percentage of net assets

42

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Appliances — 0.9%
Whirlpool Corp.	77,194	$13,358,422

Applications Software — 1.2%
New Relic, Inc.†	79,014	2,780,503
ServiceNow, Inc.†	185,669	13,797,063

		16,577,566

Audio/Video Products — 1.2%
Harman International Industries, Inc.	139,186	16,554,783

Auto-Cars/Light Trucks — 1.3%
Tesla Motors, Inc.†	69,873	18,744,131

Auto/Truck Parts & Equipment-Original — 1.2%
Mobileye NV†	308,852	16,421,661

Banks-Fiduciary — 1.0%
Northern Trust Corp.	185,128	14,154,887

Beverages-Non-alcoholic — 1.5%
Monster Beverage Corp.†	155,066	20,781,945

Brewery — 1.0%
Anheuser-Busch InBev NV ADR	114,702	13,841,090

Building & Construction Products-Misc. — 1.0%
Fortune Brands Home & Security, Inc.	301,938	13,834,799

Chemicals-Specialty — 1.2%
Platform Specialty Products Corp.†	192,925	8,344,656
Platform Specialty Products Corp.†(2)(3)	343,063	8,775,552

		17,120,208

Commercial Services — 1.0%
CoStar Group, Inc.†	71,481	14,386,266

Computer Software — 0.9%
Akamai Technologies, Inc.†	191,495	13,370,181

Computers — 7.9%
Apple, Inc.	883,583	110,823,398

Diagnostic Equipment — 0.9%
Danaher Corp.	156,830	13,423,080

Distribution/Wholesale — 2.1%
Fastenal Co.	391,112	16,497,104
HD Supply Holdings, Inc.†	369,124	12,985,782

		29,482,886

Diversified Financial Services — 1.0%
Julius Baer Group, Ltd.	245,544	13,774,836

Diversified Manufacturing Operations — 1.0%
Textron, Inc.	324,899	14,500,242

Drug Delivery Systems — 1.9%
DexCom, Inc.†	344,202	27,529,276

E-Commerce/Products — 4.3%
Amazon.com, Inc.†	135,002	58,603,018
Honest Company, Inc.†(1)(2)(3)	41,843	1,814,731

		60,417,749

E-Commerce/Services — 2.7%
Netflix, Inc.†	33,971	22,316,909
Zillow Group, Inc., Class A†	177,103	15,361,914

		37,678,823

Security Description	Shares	Value (Note 2)

Energy-Alternate Sources — 1.7%
First Solar, Inc.†	292,514	$13,742,308
SunEdison, Inc.†	328,351	9,820,978

		23,563,286

Enterprise Software/Service — 4.2%
Tyler Technologies, Inc.†	96,349	12,465,633
Veeva Systems, Inc., Class A†	565,835	15,860,355
Workday, Inc., Class A†	400,230	30,573,570

		58,899,558

Food-Retail — 0.9%
Whole Foods Market, Inc.	328,792	12,967,556

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	208,465	11,202,909

Heart Monitors — 0.8%
HeartWare International, Inc.†	153,337	11,146,067

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.†	500,590	13,791,255

Industrial Audio & Video Products — 2.5%
GoPro, Inc., Class A†	412,484	21,746,156
IMAX Corp.†	321,988	12,966,457

		34,712,613

Industrial Automated/Robotic — 1.2%
Cognex Corp.	347,593	16,719,223

Internet Content-Entertainment — 3.7%
Facebook, Inc., Class A†	602,578	51,680,102

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	36,226	12,533,471

Lighting Products & Systems — 1.0%
Acuity Brands, Inc.	79,339	14,279,433

Medical Information Systems — 1.2%
Cerner Corp.†	249,065	17,200,429

Medical Instruments — 2.5%
Intuitive Surgical, Inc.†	72,663	35,205,223

Medical Labs & Testing Services — 0.0%
Teladoc, Inc.†	9,700	184,300

Medical Products — 1.0%
Becton Dickinson and Co.	97,912	13,869,235

Medical-Biomedical/Gene — 6.2%
Biogen, Inc.†	52,865	21,354,288
Celgene Corp.†	94,993	10,994,015
Gilead Sciences, Inc.	187,456	21,947,348
Incyte Corp.†	71,511	7,452,161
Isis Pharmaceuticals, Inc.†	104,363	6,006,091
Regeneron Pharmaceuticals, Inc.†	37,138	18,945,208

		86,699,111

Medical-Drugs — 4.2%
AstraZeneca PLC	143,956	9,090,610
Bristol-Myers Squibb Co.	621,363	41,345,494
Eisai Co., Ltd.	114,900	7,713,514
Regulus Therapeutics, Inc.†	97,055	1,063,723

		59,213,341

Medical-Generic Drugs — 2.0%
Allergan PLC†	95,095	28,857,529

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	348,083	$11,328,361

Networking Products — 1.4%
Arista Networks, Inc.†	245,789	20,090,793

Oil Companies-Exploration & Production — 1.8%
Energen Corp.	142,666	9,744,088
Pioneer Natural Resources Co.	110,965	15,389,736

		25,133,824

Oil-Field Services — 1.0%
Halliburton Co.	329,879	14,207,889

Physicians Practice Management — 1.0%
Envision Healthcare Holdings, Inc.†	342,476	13,520,952

Power Converter/Supply Equipment — 0.8%
Generac Holdings, Inc.†	292,644	11,632,599

Real Estate Investment Trusts — 2.0%
American Tower Corp.	141,423	13,193,352
Equinix, Inc.	60,151	15,278,354

		28,471,706

Retail-Apparel/Shoe — 0.7%
Kate Spade & Co.†	471,775	10,162,034

Retail-Auto Parts — 1.5%
Advance Auto Parts, Inc.	136,335	21,716,802

Retail-Building Products — 1.6%
Lowe’s Cos., Inc.	336,244	22,518,261

Retail-Restaurants — 4.7%
Chipotle Mexican Grill, Inc.†	39,138	23,678,099
Dunkin’ Brands Group, Inc.	275,114	15,131,270
Panera Bread Co., Class A†	103,216	18,039,060
Starbucks Corp.	186,349	9,991,102

		66,839,531

Satellite Telecom — 0.6%
DigitalGlobe, Inc.†	298,043	8,282,615

Semiconductor Components-Integrated Circuits — 2.0%
NXP Semiconductor NV†	285,864	28,071,845

Transport-Rail — 1.0%
Kansas City Southern	155,512	14,182,694

Web Portals/ISP — 2.2%
Baidu, Inc. ADR†	72,485	14,430,314
Dropbox, Inc.†(1)(2)(3)	313,518	5,925,741
Google, Inc., Class C†	19,450	10,123,919

		30,479,974

X-Ray Equipment — 1.2%
Hologic, Inc.†	429,926	16,362,984

Total Common Stocks (cost $1,113,597,008)		1,342,503,734

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES — 3.9%
Advertising Services — 0.1%
Nanigans, Inc.†(1)(2)(3)	126,818	$1,384,662

B2B/E-Commerce — 0.3%
Airbnb, Inc., Series E.†(1)(2)(3)	46,491	4,197,654

Computer Software — 0.2%
Zuora, Inc., Series F†(1)(2)(3)	732,120	2,781,544

Computers-Memory Devices — 0.2%
Pure Storage, Inc., Series F†(1)(2)(3)	177,438	3,083,872

Data Processing/Management — 0.3%
Cloudera, Inc., Series F†(1)(2)(3)	129,662	4,267,825

E-Commerce/Products — 0.6%
Honest Company, Inc., Series C†(1)(2)(3)	97,634	4,234,387
One Kings Lane, Inc., Series E†(1)(2)(3)	291,563	4,213,085

		8,447,472

E-Commerce/Services — 1.7%
Uber Technologies, Inc., Series D†(1)(2)(3)	599,808	23,775,538

Electronic Forms — 0.3%
Docusign, Inc., Series B†(1)(2)(3)	8,662	165,384
Docusign, Inc., Series B-1†(1)(2)(3)	2,594	49,528
Docusign, Inc., Series D†(1)(2)(3)	6,224	118,835
Docusign, Inc., Series E†(1)(2)(3)	160,967	3,073,359
Docusign, Inc., Series F†(1)(2)(3)	29,200	557,519

		3,964,625

Web Portals/ISP — 0.2%
Pinterest, Inc., Series G†(1)(2)(3)	78,188	2,806,594

Total Convertible Preferred Securities (cost $35,321,649)		54,709,786

Total Long-Term Investment Securities (cost $1,148,918,657)		1,397,213,520

REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$5,075,000	5,075,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	4,485,000	4,485,000
BNP Paribas SA Joint Repurchase Agreement(4)	4,485,000	4,485,000
Deutsche Bank AG Joint Repurchase Agreement(4)	5,090,000	5,090,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	4,485,000	4,485,000

Total Repurchase Agreements (cost $23,620,000)		23,620,000

TOTAL INVESTMENTS (cost $1,172,538,657)(5)	100.9%	$1,420,833,520
Liabilities in excess of other assets	(0.9)	(12,129,442)

NET ASSETS	100.0%	$1,408,704,078

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2015, the Capital Appreciation Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc.	05/01/2012	313,518	$2,837,872	$5,925,741	$18.90	0.4%
Honest Company, Inc.	08/20/2014	41,843	1,132,159	1,814,731	43.37	0.2
Platform Specialty Products Corp.	10/03/2014	343,063	7,845,454	8,775,552	25.58	0.6
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	4,197,654	90.29	0.3
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	4,267,825	32.92	0.3
Docusign, Inc., Series B	02/28/2014	8,662	113,753	165,384	19.09	0.0
Docusign, Inc., Series B-1	02/28/2014	2,594	34,065	49,528	19.09	0.0
Docusign, Inc., Series D	02/28/2014	6,224	81,736	118,835	19.09	0.0
Docusign, Inc., Series E	02/28/2014	160,967	2,113,883	3,073,359	19.09	0.2
Docusign, Inc., Series F	04/30/2015	29,200	557,519	557,519	19.09	0.0
Honest Company, Inc., Series C	08/20/2014	97,634	2,641,712	4,234,387	43.37	0.3
Nanigans, Inc.	03/16/2015	126,818	1,384,662	1,384,662	10.92	0.1
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	4,213,085	14.45	0.3
Pinterest, Inc., Series G	03/19/2015	78,188	2,806,594	2,806,594	35.90	0.2

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Pure Storage, Inc., Series F	04/16/2014	177,438	$2,790,372	$3,083,872	$17.38	0.2%
Uber Technologies, Inc., Series D	06/05/2014	599,808	9,304,851	23,775,538	39.64	1.8
Zoura, Inc., Series F	01/15/2015	732,120	2,781,544	2,781,544	3.80	0.2

				$71,225,810		5.1%

(3)	Illiquid security. At June 30, 2015, the aggregate value of these securities was $71,225,810 representing 5.1% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Products	$58,603,018	$—	$1,814,731	$60,417,749
Web Portals/ISP	24,554,233	—	5,925,741	30,479,974
Other Industries	1,251,606,011	—	—	1,251,606,011
Convertible Preferred Securities	—	—	54,709,786	54,709,786
Repurchase Agreements	—	23,620,000	—	23,620,000

Total Investments at Value	$1,334,763,262	$23,620,000	$62,450,258	$1,420,833,520

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2014	$7,130,884	$36,605,980
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	672,417	6,483,712
Change in unrealized depreciation(1)	(62,829)	(238,276)
Net purchases	—	11,858,370
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/2015	$7,740,472	$54,709,786

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2015 includes:

Common Stocks	Convertible Preferred Securities

$609,588	$6,245,436

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2015.

46

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 6/30/15	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,814,731	Market Approach	2016 Estimate Revenue Multiple*	3.1x
			Discount for Lack of Marketability	10.00%
	$5,925,741	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple*	$19.1012 12.0x

			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
Convertible Preferred Securities	$38,980,788	Market Approach	Market Transaction Price*	$3.7993 -$39.638581 ($21.861234)
	$3,083,872	Market Approach	Next Twelve Months Estimate Revenue Multiple*	5.1x
			Discount for Lack of Marketability	10.00%
	$4,213,085	Market Approach with Option Pricing Method ("OPM")	Last Twelve Months Revenue Mutliple* Discount for Lack of Marketability OPM assumptions:	1.40x 10.0%

			Volatility*	45.0%
			Term to liquidity event in years	1.4
			Risk-free rate	0.6390%
	$4,234,387	Market Approach	2016 Estimate Revenue Multiple*	3.1x
			Discount for Lack of Marketability	10.00%
	$4,197,654	Market Approach and Income Approach	Transaction Price* Enterprise Value/Revenue Multiple*	$93.0944 15.5x

			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	3.5%
			Perpetual Growth Rate*	16.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

47

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	24.8%
Oil Companies-Exploration & Production	18.6
Metal-Diversified	10.4
Oil-Field Services	7.3
Oil Refining & Marketing	4.5
Pipelines	3.8
Gold Mining	3.7
Diversified Minerals	3.7
Machinery-Construction & Mining	3.3
Oil Field Machinery & Equipment	2.5
Metal-Aluminum	2.5
Chemicals-Specialty	2.4
Repurchase Agreements	1.6
Steel-Producers	1.6
Agricultural Chemicals	1.5
Metal Processors & Fabrication	1.3
Chemicals-Diversified	1.1
Energy-Alternate Sources	1.0
Coal	0.9
Metal-Copper	0.8
Non-Ferrous Metals	0.8
Engineering/R&D Services	0.7
Building Products-Cement	0.7
Metal-Iron	0.5

100.0%

*	Calculated as a percentage of net assets

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Agricultural Chemicals — 1.5%
Mosaic Co.	62,888	$2,946,303

Building Products-Cement — 0.7%
Anhui Conch Cement Co., Ltd., Class H	375,000	1,315,866

Chemicals-Diversified — 1.1%
LyondellBasell Industries NV, Class A	21,144	2,188,827

Chemicals-Specialty — 2.4%
Methanex Corp.	37,100	2,070,946
Umicore SA	56,983	2,701,824

		4,772,770

Coal — 0.9%
China Shenhua Energy Co., Ltd., Class H	449,000	1,024,094
Mongolian Mining Corp.†	13,995,800	677,081

		1,701,175

Diversified Minerals — 3.7%
BHP Billiton PLC	369,742	7,256,154

Energy-Alternate Sources — 1.0%
First Solar, Inc.†	41,749	1,961,368

Engineering/R&D Services — 0.7%
JGC Corp.	76,000	1,435,731

Gold Mining — 3.7%
Eldorado Gold Corp.	338,400	1,403,452
Goldcorp, Inc.	203,372	3,294,627
Medusa Mining, Ltd.†	1,183,880	762,708
New Gold, Inc.†	435,941	1,172,681
Zijin Mining Group Co., Ltd., Class H	1,844,000	649,434

		7,282,902

Machinery-Construction & Mining — 3.3%
Caterpillar, Inc.	45,521	3,861,091
Komatsu, Ltd.	125,200	2,513,514

		6,374,605

Metal Processors & Fabrication — 1.3%
Aurubis AG	42,814	2,515,432

Metal-Aluminum — 2.5%
Alcoa, Inc.	202,749	2,260,651
Norsk Hydro ASA	612,516	2,581,951

		4,842,602

Metal-Copper — 0.8%
First Quantum Minerals, Ltd.	119,487	1,562,228

Metal-Diversified — 10.4%
Boliden AB	88,741	1,617,492
Glencore PLC	1,835,897	7,364,519
MMG, Ltd.†	3,552,000	1,255,553
Rio Tinto PLC	242,675	9,967,262

		20,204,826

Metal-Iron — 0.5%
Fortescue Metals Group, Ltd.	669,166	986,124

Non-Ferrous Metals — 0.8%
Cameco Corp.	102,925	1,469,769

Oil Companies-Exploration & Production — 18.6%
Anadarko Petroleum Corp.	22,371	1,746,280
Apache Corp.	44,553	2,567,589

Security Description	Shares/ Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
BG Group PLC	159,066	$2,648,034
Cabot Oil & Gas Corp.	53,593	1,690,323
Canadian Natural Resources, Ltd.	73,500	1,994,916
Cimarex Energy Co.	15,295	1,687,192
Cobalt International Energy, Inc.†	110,090	1,068,974
ConocoPhillips	108,280	6,649,475
Energen Corp.	20,105	1,373,172
EOG Resources, Inc.	33,728	2,952,886
Hess Corp.	31,911	2,134,208
INPEX Corp.	291,300	3,312,040
Pioneer Natural Resources Co.	12,890	1,787,714
Santos, Ltd.	392,675	2,372,243
Tullow Oil PLC	225,254	1,202,301
Whiting Petroleum Corp.†	33,382	1,121,635

		36,308,982

Oil Companies-Integrated — 24.8%
Chevron Corp.	92,662	8,939,103
China Petroleum & Chemical Corp., Class H	1,748,000	1,506,362
Eni SpA	240,851	4,274,721
Exxon Mobil Corp.	191,989	15,973,485
Imperial Oil, Ltd.	57,765	2,230,884
Marathon Oil Corp.	79,852	2,119,272
Royal Dutch Shell PLC, Class A	352,419	9,892,535
Statoil ASA	183,681	3,282,173

		48,218,535

Oil Field Machinery & Equipment — 2.5%
Cameron International Corp.†	26,364	1,380,683
National Oilwell Varco, Inc.	41,821	2,019,118
Schoeller-Bleckmann Oilfield Equipment AG ADR	252,237	1,524,091

		4,923,892

Oil Refining & Marketing — 4.5%
Phillips 66	63,277	5,097,595
Valero Energy Corp.	58,797	3,680,692

		8,778,287

Oil-Field Services — 7.3%
Halliburton Co.	83,032	3,576,188
Schlumberger, Ltd.	94,083	8,109,014
Technip SA	25,872	1,601,385
TGS Nopec Geophysical Co. ASA	43,985	1,027,193

		14,313,780

Pipelines — 3.8%
Kinder Morgan, Inc.	105,024	4,031,871
TransCanada Corp.	81,900	3,328,458

		7,360,329

Steel-Producers — 1.6%
Nucor Corp.	69,027	3,042,020

Total Long-Term Investment Securities (cost $217,611,779)		191,762,507

REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$650,000	650,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	575,000	575,000
BNP Paribas SA Joint Repurchase Agreement(1)	575,000	575,000

49

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(1)	$670,000	$670,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	575,000	575,000

Total Repurchase Agreements (cost $3,045,000)		3,045,000

TOTAL INVESTMENTS (cost $220,656,779)(2)	100.0%	194,807,507
Liabilities in excess of other assets	(0.0)	(7,917)

NET ASSETS	100.0%	$194,799,590

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$191,762,507	$—	$—	$191,762,507
Repurchase Agreements	—	3,045,000	—	3,045,000

Total Investments at Value	$191,762,507	$3,045,000	$—	$194,807,507

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $53,011,103 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

50

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio+

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	95.7%
Time Deposits	4.3

100.0%

*	Calculated as a percentage of net assets
+	See Note 1

51

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio@

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 95.7%
Alerian MLP ETF	26,569	$413,414
iShares 10+ Year Credit Bond ETF	18,722	1,069,962
iShares Barclays 1-3 Year Credit Bond Fund	30,529	3,215,620
iShares CMBS ETF	20,680	1,063,366
iShares Core High Dividend ETF	28,074	2,065,404
iShares Emerging Markets Dividend ETF	14,930	618,251
iShares Europe ETF	11,400	498,522
iShares iBoxx $ High Yield Corporate Bond Fund	61,932	5,499,562
iShares Intermediate Credit Bond ETF	7,839	853,353
iShares International Select Dividend ETF	65,381	2,113,768
iShares Select Dividend Fund	8,236	618,935
iShares US Preferred Stock ETF	54,442	2,132,493

Total Long-Term Investment Securities (cost $20,619,056)		20,162,650

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Time Deposits — 4.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2015 (cost $917,000)	$917,000	917,000

TOTAL INVESTMENTS (cost $21,536,056)(1)	100.0%	21,079,650
Liabilities in excess of other assets	(0.0)	(5,518)

NET ASSETS	100.0%	$21,074,132

@	See Note 1
(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2015	Unrealized Appreciation (Depreciation)
4	Short	S&P 500 E-Mini Index	September 2015	$417,790	$410,880	$6,910
13	Short	U.S. Treasury 10 Year Note	September 2015	1,654,555	1,640,234	14,321
9	Short	U.S. Treasury 5 Year Note	September 2015	1,073,727	1,073,320	407
6	Short	U.S. Treasury 2 Year Note	September 2015	1,311,375	1,313,625	(2,250)

						$19,388

52

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio@

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$20,162,650	$—	$—	$20,162,650
Short-Term Investment Securities	—	917,000	—	917,000

Total Investments at Value	$20,162,650	$917,000	$—	$21,079,650

Other Financial Instruments:+
Futures Contracts	$21,638	$—	$—	$21,638

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,250	$—	$—	$2,250

@	See Note 1
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

53

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2015 — (unaudited)

Industry Allocation*

Sovereign	31.5%
Medical-Drugs	4.6
Banks-Commercial	4.1
Diversified Banking Institutions	3.4
Real Estate Management/Services	2.3
Medical-Biomedical/Gene	2.1
Investment Management/Advisor Services	2.1
Web Portals/ISP	1.9
E-Commerce/Products	1.8
Medical-Generic Drugs	1.8
Repurchase Agreements	1.6
Finance-Credit Card	1.6
United States Treasury Notes	1.5
Auto/Truck Parts & Equipment-Original	1.5
Retail-Apparel/Shoe	1.5
Brewery	1.3
Applications Software	1.2
Oil Companies-Exploration & Production	1.2
Auto-Cars/Light Trucks	1.1
Computer Services	1.1
Aerospace/Defense-Equipment	1.0
Insurance-Property/Casualty	1.0
Building Products-Cement	1.0
Instruments-Controls	0.9
Diversified Financial Services	0.9
Insurance-Life/Health	0.9
Internet Content-Entertainment	0.9
Food-Misc./Diversified	0.8
Cable/Satellite TV	0.8
Cosmetics & Toiletries	0.8
Medical-HMO	0.8
Food-Retail	0.8
Banks-Fiduciary	0.8
Building-Heavy Construction	0.8
Retail-Auto Parts	0.8
Airlines	0.7
Human Resources	0.7
Medical Products	0.7
Computers	0.7
Appliances	0.7
Publishing-Periodicals	0.6
Beverages-Non-alcoholic	0.6
Electronic Components-Semiconductors	0.6
Electric Products-Misc.	0.6
Computers-Memory Devices	0.6
Hotels/Motels	0.6
Networking Products	0.6
Medical-Wholesale Drug Distribution	0.6
Rubber-Tires	0.5
Athletic Footwear	0.5
Medical-Hospitals	0.4
Semiconductor Components-Integrated Circuits	0.4
E-Commerce/Services	0.4
Apparel Manufacturers	0.4
Motorcycle/Motor Scooter	0.4
Finance-Other Services	0.4
Gas-Distribution	0.4
Electric-Integrated	0.4
Medical Instruments	0.4
Retail-Restaurants	0.4
Commercial Services-Finance	0.4

Multimedia	0.4%
Aerospace/Defense	0.4
Telephone-Integrated	0.4
United States Treasury Bonds	0.3
Internet Content-Information/News	0.3
Chemicals-Specialty	0.3
Oil Companies-Integrated	0.3
Building-Residential/Commercial	0.3
Oil-Field Services	0.2
Transactional Software	0.2
Real Estate Operations & Development	0.2
Computer Software	0.2
Auto-Heavy Duty Trucks	0.1
Finance-Investment Banker/Broker	0.1

99.6%

*	Calculated as a percentage of net assets

54

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 64.5%
Aerospace/Defense — 0.4%
Teledyne Technologies, Inc.†	719	$75,862

Aerospace/Defense-Equipment — 1.0%
Airbus Group SE	3,195	207,305

Airlines — 0.7%
American Airlines Group, Inc.	2,610	104,230
United Continental Holdings, Inc.†	883	46,808

		151,038

Apparel Manufacturers — 0.4%
VF Corp.	1,240	86,478

Appliances — 0.7%
Electrolux AB, Series B	4,373	137,048

Applications Software — 1.2%
Microsoft Corp.	5,657	249,757

Athletic Footwear — 0.5%
Asics Corp.	3,500	90,514

Auto-Cars/Light Trucks — 0.9%
Honda Motor Co., Ltd.	5,800	187,741

Auto-Heavy Duty Trucks — 0.1%
Isuzu Motors, Ltd.	1,857	24,391

Auto/Truck Parts & Equipment-Original — 1.5%
Delphi Automotive PLC	1,640	139,547
WABCO Holdings, Inc.†	1,344	166,280

		305,827

Banks-Commercial — 4.1%
Banca Generali SpA	2,340	82,384
China Construction Bank Corp., Class H	141,000	128,966
FinecoBank Banca Fineco SpA	9,484	70,259
HDFC Bank, Ltd. ADR	550	33,292
ICICI Bank, Ltd. ADR	20,855	217,309
ING Groep NV CVA	9,760	161,147
Standard Chartered PLC	1,632	26,130
Sumitomo Mitsui Financial Group, Inc.	2,600	115,973

		835,460

Banks-Fiduciary — 0.8%
Northern Trust Corp.	2,030	155,214

Beverages-Non-alcoholic — 0.6%
Monster Beverage Corp.†	970	129,999

Brewery — 1.3%
Anheuser-Busch InBev NV	2,270	272,051

Building Products-Cement — 1.0%
Cemex SAB de CV ADR†	6,000	54,960
CRH PLC	2,413	67,715
Vulcan Materials Co.	889	74,614

		197,289

Building-Heavy Construction — 0.8%
SBA Communications Corp., Class A†	1,320	151,760

Building-Residential/Commercial — 0.3%
Daiwa House Industry Co., Ltd.	2,445	56,997

Cable/Satellite TV — 0.8%
Sky PLC	10,304	167,892

Chemicals-Specialty — 0.3%
Brenntag AG	1,109	63,586

Security Description	Shares	Value (Note 2)

Commercial Services-Finance — 0.4%
Equifax, Inc.	805	$78,157

Computer Services — 1.1%
Accenture PLC, Class A	2,263	219,013

Computer Software — 0.2%
Envestnet, Inc.†	740	29,918

Computers — 0.7%
Apple, Inc.	1,100	137,968

Computers-Memory Devices — 0.6%
Western Digital Corp.	1,560	122,335

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	1,923	166,647

Diversified Banking Institutions — 3.4%
Bank of America Corp.	18,248	310,581
BNP Paribas SA	3,605	217,630
Goldman Sachs Group, Inc.	810	169,120

		697,331

Diversified Financial Services — 0.9%
Julius Baer Group, Ltd.†	3,290	184,567

E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	1,674	137,720
Amazon.com, Inc.†	533	231,370

		369,090

E-Commerce/Services — 0.4%
Priceline Group, Inc.†	77	88,655

Electric Products-Misc. — 0.6%
Legrand SA	2,282	128,120

Electric-Integrated — 0.4%
Edison International	1,030	57,247
Kyushu Electric Power Co., Inc.†	2,000	23,206

		80,453

Electronic Components-Semiconductors — 0.6%
SK Hynix, Inc.	3,424	129,845

Finance-Credit Card — 1.6%
Alliance Data Systems Corp.†	385	112,397
Visa, Inc., Class A	3,060	205,479

		317,876

Finance-Investment Banker/Broker — 0.1%
Huatai Securities Co., Ltd.†*	6,000	17,029

Finance-Other Services — 0.4%
Hong Kong Exchanges and Clearing, Ltd.	2,426	85,629

Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	4,115	169,291

Food-Retail — 0.8%
Seven & I Holdings Co., Ltd.	3,800	163,321

Gas-Distribution — 0.4%
ENN Energy Holdings, Ltd.	14,000	84,435

Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.†	4,340	119,567

Human Resources — 0.7%
ManpowerGroup, Inc.	710	63,460
Robert Half International, Inc.	1,554	86,247

		149,707

55

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments-Controls — 0.9%
Honeywell International, Inc.	1,820	$185,585

Insurance-Life/Health — 0.9%
China Life Insurance Co., Ltd.	24,000	104,031
Lincoln National Corp.	1,345	79,651

		183,682

Insurance-Property/Casualty — 1.0%
PICC Property & Casualty Co., Ltd.	32,000	72,822
Tokio Marine Holdings, Inc.	3,000	124,868

		197,690

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	2,104	180,450

Internet Content-Information/News — 0.3%
M3, Inc.†	3,200	64,374

Investment Management/Advisor Services — 2.1%
BlackRock, Inc.	602	208,280
Invesco, Ltd.	2,510	94,100
Legg Mason, Inc.	1,430	73,688
WisdomTree Investments, Inc.	2,322	51,002

		427,070

Medical Instruments — 0.4%
Olympus Corp.	2,305	79,668

Medical Products — 0.7%
Becton Dickinson and Co.	1,020	144,483

Medical-Biomedical/Gene — 2.1%
Biogen, Inc.†	310	125,221
Illumina, Inc.†	530	115,731
Regeneron Pharmaceuticals, Inc.†	367	187,218

		428,170

Medical-Drugs — 4.6%
Alkermes PLC†	2,011	129,388
AstraZeneca PLC	2,502	157,998
Bristol-Myers Squibb Co.	5,699	379,211
Eli Lilly & Co.	1,485	123,983
Merck & Co., Inc.	2,566	146,082

		936,662

Medical-Generic Drugs — 1.8%
Allergan PLC†	1,030	312,564
Mylan NV†	810	54,966

		367,530

Medical-HMO — 0.8%
Aetna, Inc.	1,293	164,806

Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	990	89,813

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	494	111,056

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	1,521	85,708

Multimedia — 0.4%
Twenty-First Century Fox, Inc., Class A	2,335	75,993

Networking Products — 0.6%
Cisco Systems, Inc.	4,352	119,506

Security Description		Shares/ Principal Amount(1)	Value (Note 2)

Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.		3,110	$242,767

Oil Companies-Integrated — 0.3%
Imperial Oil, Ltd.		630	24,337
Petroleo Brasileiro SA ADR†		3,790	34,300

			58,637

Oil-Field Services — 0.2%
Halliburton Co.		1,037	44,664

Publishing-Periodicals — 0.6%
Nielsen NV		2,909	130,236

Real Estate Management/Services — 2.3%
CBRE Group, Inc., Class A†		3,640	134,680
Daito Trust Construction Co., Ltd.		1,060	109,824
Deutsche Annington Immobilien SE		8,040	226,774

			471,278

Real Estate Operations & Development — 0.2%
Mitsui Fudosan Co., Ltd.		1,280	35,842

Retail-Apparel/Shoe — 1.5%
Hennes & Mauritz AB, Class B		2,820	108,584
Inditex SA		4,197	136,417
L Brands, Inc.		580	49,723

			294,724

Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.		950	151,325

Retail-Restaurants — 0.4%
Dunkin’ Brands Group, Inc.		1,440	79,200

Rubber-Tires — 0.5%
Continental AG		439	103,879

Semiconductor Components-Integrated Circuits — 0.4%
NXP Semiconductor NV†		909	89,264

Telephone-Integrated — 0.4%
Orange SA		4,687	72,161

Transactional Software — 0.2%
Solera Holdings, Inc.		815	36,316

Web Portals/ISP — 1.9%
Baidu, Inc. ADR†		449	89,387
Google, Inc., Class C†		550	286,280

			375,667

Total Common Stocks (cost $11,904,072)			13,113,369

PREFERRED SECURITIES — 0.2%
Auto-Cars/Light Trucks — 0.2%
Volkswagen AG 4.86% (cost $39,574)		158	36,638

FOREIGN GOVERNMENT OBLIGATIONS — 31.5%
Sovereign — 31.5%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	55,000	41,862
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	70,000	55,066

56

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description		Principal Amount(1)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	$22,991
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	15,000	11,769
Commonwealth of Australia Senior Notes 4.50% due 04/15/2020	AUD	25,000	21,206
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	40,000	35,015
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	22,320
Commonwealth of Australia Bonds 5.25% due 03/15/2019	AUD	55,000	47,145
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	40,000	33,512
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	154,406
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	140,000	114,911
Federal Republic of Germany Bonds 1.50% due 05/15/2024	EUR	65,000	77,625
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	25,316
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	10,000	17,337
Government of Canada Bonds 1.50% due 02/01/2017	CAD	200,000	162,690
Government of Canada Bonds 1.75% due 09/01/2019	CAD	165,000	137,983
Government of Canada Bonds 2.50% due 06/01/2024	CAD	85,000	73,129
Government of Canada Bonds 3.50% due 12/01/2045	CAD	25,000	25,220
Government of Canada Bonds 4.00% due 06/01/2041	CAD	25,000	26,514
Government of Canada Bonds 5.75% due 06/01/2033	CAD	80,000	97,925
Government of France Bonds 0.01% due 05/25/2020	EUR	25,000	27,420

Security Description		Principal Amount(1)	Value (Note 2)

Sovereign (continued)
Government of France Bonds 0.50% due 05/25/2025	EUR	30,000	$31,300
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	56,059
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	10,400,000	88,249
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	6,750,000	60,931
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,600,000	49,828
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	68,688
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	18,989
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	1,000,000	9,803
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	6,594
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	26,244
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,085,000	171,903
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	105,000	18,219
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	320,000	52,566
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	530,000	92,583
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	625,000	146,230
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	12,108
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	1,585,000	207,372
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	480,000	69,330
Kingdom of Norway Bonds 4.25% due 05/19/2017*	NOK	150,000	20,363
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,385,000	200,107

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description		Principal Amount(1)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Spain Bonds 1.60% due 04/30/2025*	EUR	5,000	$5,245
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	12,257
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	13,890
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	14,000
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,410,000	178,728
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	535,000	66,772
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	310,000	49,324
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,730,000	241,130
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	20,133
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	5,881
Republic of France Bonds 0.50% due 11/25/2019	EUR	15,000	16,925
Republic of France Bonds 2.50% due 05/25/2030	EUR	5,000	6,161
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	13,715
Republic of France Bonds 5.00% due 10/25/2016	EUR	20,000	23,814
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	6,342
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	20,000	24,311
Republic of Italy Senior Notes 3.75% due 05/01/2021	EUR	30,000	37,565
Republic of Italy Senior Bonds 3.75% due 09/01/2024	EUR	20,000	24,983
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	7,018

Security Description		Principal Amount(1)	Value (Note 2)

Sovereign (continued)
Republic of Poland Bonds 1.50% due 04/25/2020	PLN	200,000	$50,266
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	53,529
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	72,005
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	140,000	39,423
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	570,000	169,939
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	375,000	116,440
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	118,020
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	55,000	38,570
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	50,000	38,256
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	430,000	333,950
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,075,000	66,589
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,410,000	88,139
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	2,295,000	178,492
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,135,000	91,203
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	905,000	70,189
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	635,000	53,265
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	170,000	16,265
United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	15,000	23,699
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	160,000	255,767
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	55,000	88,461

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Security Description		Principal Amount(1)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	10,000	$15,508
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	30,000	51,992
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	20,000	36,354
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	20,000	39,435
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	61,177
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	74,983
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/2018	GBP	60,000	104,775
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/2025	GBP	10,000	19,810
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,055,300	69,914
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	186,491
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	198,431
United Mexican States Bonds 8.00% due 06/11/2020	MXN	556,700	39,590
United Mexican States Bonds 8.00% due 12/07/2023	MXN	427,600	30,743
United Mexican States FRS Bonds 8.50% due 12/13/2018	MXN	348,000	24,717
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	11,971
United Mexican States Bonds 10.00% due 12/05/2024	MXN	854,100	69,581
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	9,703

Total Foreign Government Obligations (cost $7,080,740)			6,414,664

U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.3%
2.88% due 05/15/2043		10,000	9,530
3.63% due 02/15/2044		35,000	38,481

Security Description	Principal Amount(1)	Value (Note 2)

United States Treasury Bonds (continued)
4.50% due 02/15/2036	$15,000	$18,860

		66,871

United States Treasury Notes — 1.5%
0.88% due 12/31/2016	70,000	70,410
1.00% due 09/30/2019	75,000	73,600
1.63% due 12/31/2019	110,000	110,455
2.00% due 02/15/2025	55,000	53,436

		307,901

Total U.S. Government Treasuries (cost $375,075)		374,772

Total Long-Term Investment Securities (cost $19,399,461)		19,939,443

REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(2)	65,000	65,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	60,000	60,000
BNP Paribas SA Joint Repurchase Agreement(2)	60,000	60,000
Deutsche Bank AG Joint Repurchase Agreement(2)	75,000	75,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	60,000	60,000

Total Repurchase Agreements (cost $320,000)		320,000

TOTAL INVESTMENTS (cost $19,719,461)(3)	99.6%	20,259,443
Other assets less liabilities	0.4	71,595

NET ASSETS	100.0%	$20,331,038

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2015, the aggregate value of these securities was $649,625 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	See Note 2 for details on Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt
FRS	— Floating Rate Security
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2015	Unrealized Appreciation (Depreciation)
3	Long	mini MSCI EAFE Index	September 2015	$280,605	$275,100	$(5,505)
3	Long	S&P 500 E-Mini Index	September 2015	315,158	308,160	(6,998)
3	Short	Euro-Bund	September 2015	504,495	508,371	(3,876)
4	Short	U.S. Treasury 10 Year Note	September 2015	509,096	504,688	4,408

						$(11,971)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	DKK	3,389,000	USD	508,593	07/31/2015	$1,759	$—
	GBP	4,000	USD	6,309	07/31/2015	25	—

						1,784	—

Bank of Montreal	CAD	659,000	USD	532,407	07/31/2015	4,982	—
	USD	381,329	CAD	472,000	07/31/2015	—	(3,568)
	USD	133,649	GBP	85,000	07/31/2015	—	(119)
	USD	174,135	JPY	21,300,000	07/31/2015	—	(35)

						4,982	(3,722)

Barclays Bank PLC	EUR	85,000	USD	94,745	07/31/2015	—	(53)
	USD	27,866	EUR	25,000	07/31/2015	16	—
	USD	10,628	PLN	40,000	07/31/2015	2	—
	USD	106,114	SEK	880,000	07/31/2015	100	—
	USD	11,134	SGD	15,000	07/31/2015	—	(2)

						118	(55)

BNP Paribas SA	USD	10,501	JPY	1,300,000	07/31/2015	125	—

Citibank N.A.	EUR	927,000	USD	1,039,666	07/31/2015	5,813	—
	INR	3,520,000	USD	55,090	07/31/2015	—	(55)
	KRW	15,770,000	USD	14,200	07/31/2015	127	—
	SEK	6,043,000	USD	734,021	07/31/2015	4,640	—
	SGD	740,000	USD	550,311	07/31/2015	1,124	—
	USD	10,583	JPY	1,300,000	07/31/2015	43	—
	USD	67,738	KRW	75,230,000	07/31/2015	—	(606)
	USD	79,451	SEK	654,000	07/31/2015	—	(514)
	USD	148,733	SGD	200,000	07/31/2015	—	(304)

						11,747	(1,479)

Deutsche Bank AG	AUD	15,000	USD	11,564	07/31/2015	9	—
	EUR	12,000	USD	13,311	07/31/2015	—	(72)

						9	(72)

Goldman Sachs International	EUR	9,000	USD	9,920	07/31/2015	—	(118)

HSBC Bank USA	AUD	27,000	USD	20,725	07/31/2015	—	(74)
	CHF	10,000	USD	10,747	07/31/2015	40	—
	GBP	519,000	USD	815,703	07/31/2015	385	—
	USD	156,913	CHF	146,000	07/31/2015	—	(585)
	USD	11,197	EUR	10,000	07/31/2015	—	(44)
	USD	471,504	GBP	300,000	07/31/2015	—	(222)
	USD	84,828	ZAR	1,035,000	07/31/2015	—	(178)
	ZAR	7,077,000	USD	580,030	07/31/2015	1,214	—

						1,639	(1,103)

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	AUD	9,000	USD	6,888	07/31/2015	$—	$(45)
	CHF	12,000	USD	12,887	07/31/2015	38	—
	EUR	52,000	USD	58,075	07/31/2015	82	—
	PLN	1,969,000	USD	527,715	07/31/2015	4,446	—
	NOK	4,011,000	USD	509,673	07/31/2015	—	(1,563)
	SEK	150,000	USD	18,085	07/31/2015	—	(20)
	USD	5,364	CHF	5,000	07/31/2015	—	(10)
	USD	13,455	EUR	12,000	07/31/2015	—	(71)
	USD	7,858	GBP	5,000	07/31/2015	—	(4)
	USD	30,622	ILS	115,000	07/31/2015	—	(148)
	USD	24,506	JPY	3,027,000	07/31/2015	236	—
	USD	67,219	NOK	529,000	07/31/2015	206	—
	USD	26,919	RUB	1,486,000	07/31/2015	—	(283)

						5,008	(2,144)

Morgan Stanley and Co. International PLC	CHF	10,000	USD	10,738	07/31/2015	30	—
	USD	157,844	CHF	147,000	07/31/2015	—	(445)

						30	(445)

National Australia Bank, Ltd.	AUD	833,000	USD	639,519	07/31/2015	—	(2,162)
	JPY	66,686,000	USD	537,695	07/31/2015	—	(7,380)
	USD	336,266	AUD	438,000	07/31/2015	1,137	—
	USD	61,900	JPY	7,677,000	07/31/2015	850	—

						1,987	(9,542)

Royal Bank of Canada	MXN	9,698,000	USD	626,749	07/31/2015	10,997	—
	SEK	275,000	USD	33,133	07/31/2015	—	(59)
	USD	12,269	EUR	11,000	07/31/2015	—	(1)
	USD	27,991	HKD	217,000	07/31/2015	3	—
	USD	3,231	MXN	50,000	07/31/2015	—	(57)

						11,000	(117)

State Street Bank and Trust Co.	USD	131,095	BRL	419,000	07/02/2015	3,670	—

Toronto Dominion Bank	MXN	390,000	USD	24,808	07/31/2015	47	—

UBS AG	AUD	23,000	USD	17,622	07/31/2015	—	(96)
	BRL	419,000	USD	135,529	07/02/2015	763	—
	CNY	1,410,000	USD	230,200	07/31/2015	—	(55)
	JPY	1,206,000	USD	9,857	07/31/2015	—	(1)
	USD	135,048	BRL	419,000	07/02/2015	—	(282)
	USD	52,983	MYR	200,000	07/31/2015	181	—
	USD	183,965	TWD	5,679,000	07/31/2015	—	(67)
	USD	134,014	BRL	419,000	08/04/2015	—	(800)

						944	(1,301)

Net Unrealized Appreciation/(Depreciation)						$43,090	$(20,098)

AUD	—Australian Dollar	ILS	—Israeli Shekel	PLN	—Polish Zloty
BRL	—Brazilian Real	INR	—Indian Rupee	RUB	—Russian Ruble
CAD	—Canadian Dollar	JPY	—Japanese Yen	SEK	—Swedish Krona
CHF	—Swiss Franc	KRW	—South Korean Won	SGD	—Singapore Dollar
DKK	—Danish Krone	MXN	—Mexican Peso	TWD	—Taiwan Dollar
EUR	—Euro	MYR	—Malaysian Ringgit	USD	—United States Dollar
GBP	—British Pound Sterling	NOK	—Norwegian Krone	ZAR	—South African Rand
HKD	—Hong Kong Dollar	NZD	—New Zealand Dollar

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2015 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,113,369	$—	$—	$13,113,369
Preferred Securities	36,638	—	—	36,638
Foreign Government Obligations	—	6,414,664	—	6,414,664
U.S. Government Treasuries	—	374,772	—	374,772
Repurchase Agreements	—	320,000	—	320,000

Total Investments at Value	$13,150,007	$7,109,436	$—	$20,259,443

Other Financial Instruments:+
Open Futures Contracts	$4,408	$—	$—	$4,408
Open Forward Foreign Currency Contracts	—	43,090	—	43,090

Total Other Financial Instruments	$4,408	$43,090	$—	$47,498

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$16,379	$—	$—	$16,379
Open Forward Foreign Currency Contracts	—	20,098	—	20,098

Total Other Financial Instruments	$16,379	$20,098	$—	$36,477

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,706,685 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

62

[THIS PAGE INTENTIONALLY LEFT BLANK]

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2015 — (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,517,237,459	$207,297,929
Repurchase agreements (cost approximates value)	161,910,000	5,996,000

Total investments	1,679,147,459	213,293,929

Cash	1,705	128,223
Foreign cash*	—	—
Due from broker@	—	—
Receivable for:
Fund shares sold	8,372,829	41,793
Dividends and interest	5,694,428	941,264
Investments sold	62,295,047	658,535
Prepaid expenses and other assets	8,010	4,424
Due from investment adviser for expense reimbursements/fee waivers	—	—
Variation margin on futures contracts	—	—
Unrealized appreciation on forward foreign currency contracts	—	—

Total assets	1,755,519,478	215,068,168

LIABILITIES:
Payable for:
Fund shares redeemed	105,349	188,106
Investments purchased	271,735,674	1,822,958
Investment advisory and management fees	621,394	116,624
Service fees — Class 2	4,852	1,917
Service fees — Class 3	155,513	12,018
Transfer agent fees and expenses	371	343
Trustees' fees and expenses	5,551	890
Other accrued expenses	160,910	80,752
Variation margin on futures contracts	—	—
Unrealized depreciation on forward foreign currency contracts	—	—
Forward sales contracts, at value#	56,335,034	—

Total liabilities	329,124,648	2,223,608

Net Assets	$1,426,394,830	$212,844,560

NET ASSETS REPRESENTED BY:
Capital paid-in	1,365,823,768	149,285,578
Accumulated undistributed net investment income (loss)	25,913,807	8,014,835
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	12,323,939	31,161,816
Unrealized appreciation (depreciation) on investments	22,355,631	24,382,999
Unrealized appreciation (depreciation) on futures contracts	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(668)
Unrealized appreciation (depreciation) on forward sales contracts	(22,315)	—

NET ASSETS	$1,426,394,830	$212,844,560

Class 1 (unlimited shares authorized):
Net assets	$624,324,670	$139,308,681
Shares of beneficial interest issued and outstanding	41,215,143	8,256,821
Net asset value, offering and redemption price per share	$15.15	$16.87

Class 2 (unlimited shares authorized):
Net assets	$39,172,593	$15,333,494
Shares of beneficial interest issued and outstanding	2,586,362	910,728
Net asset value, offering and redemption price per share	$15.15	$16.84

Class 3 (unlimited shares authorized):
Net assets	$762,897,567	$58,202,385
Shares of beneficial interest issued and outstanding	50,596,697	3,474,115
Net asset value, offering and redemption price per share	$15.08	$16.75

*Cost
Investments (unaffiliated)	$1,494,881,828	$182,914,930

Foreign cash	$—	$—

# Proceeds from forward sales contracts	$56,312,719	$—

+	See Note 1
@	See Note 2

See Notes to Financial Statements

64

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio+	Strategic Multi-Asset Portfolio

$193,859,033	$669,945,287	$1,397,213,520	$191,762,507	$21,079,650	$19,939,443
3,545,000	11,045,000	23,620,000	3,045,000	—	320,000

197,404,033	680,990,287	1,420,833,520	194,807,507	21,079,650	20,259,443

6,319	1,124	4,328,503	2,857	789	4,741
—	16,610	22	28,364	—	45,663
—	—	—	—	53,031	41,434

193,784	457,216	356,255	169,954	289	—
158,369	688,636	207,080	199,886	517	93,263
393,509	3,329,714	18,685,077	—	—	53,017
4,204	5,096	8,423	5,063	3,477	3,749
—	—	—	—	33,868	8,272
—	—	—	—	1,039	710
—	—	—	—	—	43,090

198,160,218	685,488,683	1,444,418,880	195,213,631	21,172,660	20,553,382

1,451	723,848	8,592,388	207,479	6,971	3,280
392,550	5,929,761	26,020,106	—	—	128,554
110,446	386,865	828,714	124,987	17,576	17,007
—	2,804	6,906	1,114	—	—
—	23,289	136,022	18,864	37	—
78	330	352	291	42	58
628	2,493	5,404	872	89	82
46,555	87,867	124,910	60,434	73,033	51,757
—	—	—	—	780	1,508
—	—	—	—	—	20,098
—	—	—	—	—	—

551,708	7,157,257	35,714,802	414,041	98,528	222,344

$197,608,510	$678,331,426	$1,408,704,078	$194,799,590	$21,074,132	$20,331,038

155,723,790	525,627,893	821,945,201	250,000,455	16,300,601	16,217,820
1,714,608	6,439,835	(1,630,784)	5,200,850	473,507	297,566

11,501,226	109,375,167	340,096,634	(34,550,919)	4,737,042	3,265,432
28,668,886	36,888,585	248,294,863	(25,849,272)	(456,406)	539,982
—	—	—	—	19,388	(11,971)
—	(54)	(1,836)	(1,524)	—	22,209
—	—	—	—	—	—

$197,608,510	$678,331,426	$1,408,704,078	$194,799,590	$21,074,132	$20,331,038

$197,608,510	$545,313,177	$707,782,599	$98,504,598	$20,892,498	$20,331,038
15,087,321	16,771,439	13,742,013	5,294,876	2,575,988	2,272,973
$13.10	$32.51	$51.51	$18.60	$8.11	$8.94

$—	$22,143,115	$55,009,752	$8,615,134	$—	$—
—	681,458	1,094,959	464,975	—	—
$—	$32.49	$50.24	$18.53	$—	$—

$—	$110,875,134	$645,911,727	$87,679,858	$181,634	$—
—	3,420,555	13,068,731	4,758,362	22,488	—
$—	$32.41	$49.42	$18.43	$8.08	$—

$165,190,147	$633,056,702	$1,148,918,657	$217,611,779	$21,536,056	$19,399,461

$—	$16,640	$22	$28,363	$—	$45,689

$—	$—	$—	$—	$—	$—

65

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2015 — (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$1,736,848
Interest (unaffiliated)	13,683,250	1,652,025

Total investment income*	13,683,250	3,388,873

EXPENSES:
Investment advisory and management fees	3,760,578	711,181
Service fee:
Class 2	31,286	11,634
Class 3	961,573	71,626
Transfer agent fees and expenses	2,254	1,315
Custodian and accounting fees	111,969	52,636
Reports to shareholders	74,488	10,882
Audit and tax fees	23,156	21,155
Legal fees	16,124	6,129
Trustees' fees and expenses	35,436	5,580
Interest expense	—	—
Other expenses	17,728	13,879

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	5,034,592	906,017
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—
Fees paid indirectly (Note 4)	—	(173)

Net expenses	5,034,592	905,844

Net investment income (loss)	8,648,658	2,483,029

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	8,840,989	10,420,164
Net realized gain (loss) on futures contracts and written options contracts	(951,918)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(247)

Net realized gain (loss) on investments and foreign currencies	7,889,071	10,419,917

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(21,257,792)	(8,633,252)
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	48,578	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(555)
Change in unrealized appreciation (depreciation) on forward sales contracts	292,335	—

Net unrealized gain (loss) on investments and foreign currencies	(20,916,879)	(8,633,807)

Net realized and unrealized gain (loss) on investments and foreign currencies	(13,027,808)	1,786,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,379,150)	$4,269,139

* Net of foreign withholding taxes on interest and dividends of	$677	$36,224

+	See Note 1

See Notes to Financial Statements

66

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio+	Strategic Multi-Asset Portfolio

$1,472,911	$5,151,786	$4,410,088	$3,754,119	$369,351	$131,683
927	3,488	5,455	1,190	5,907	96,713

1,473,838	5,155,274	4,415,543	3,755,309	375,258	228,396

629,084	2,286,737	4,931,109	759,466	108,062	104,171

—	17,777	42,466	7,393	—	—
—	142,811	814,837	117,320	177	—
439	1,864	2,144	1,645	439	329
13,790	49,012	78,316	29,887	12,500	31,388
10,573	36,481	73,433	9,205	35,657	1,057
18,495	18,494	18,615	18,653	32,499	24,628
5,570	10,057	15,812	5,499	—	5,813
4,327	16,419	35,073	5,241	561	534
—	—	4,114	26	—	32
8,365	12,531	30,945	10,027	8,013	8,092

690,643	2,592,183	6,046,864	964,362	197,908	176,044
—	—	—	—	(131,628)	(51,040)
(1,385)	(6,152)	(3,419)	(1,260)	(29)	(137)

689,258	2,586,031	6,043,445	963,102	66,251	124,867

784,580	2,569,243	(1,627,902)	2,792,207	309,007	103,529

3,443,220	17,524,507	112,015,784	(23,561,300)	2,109,263	918,107
—	—	—	—	(2,846)	30,560
—	4,531	(1,148)	(9,613)	—	511,472

3,443,220	17,529,038	112,014,636	(23,570,913)	2,106,417	1,460,139

4,477,030	3,783,815	6,063,730	15,597,084	(2,594,068)	(522,996)
—	—	—	—	30,215	(3,138)
—	232	(693)	(542)	—	(188,862)
—	—	—	—	—	—

4,477,030	3,784,047	6,063,037	15,596,542	(2,563,853)	(714,996)

7,920,250	21,313,085	118,077,673	(7,974,371)	(457,436)	745,143

$8,704,830	$23,882,328	$116,449,771	$(5,182,164)	$(148,429)	$848,672

$2,627	$78,140	$46,268	$210,650	$—	$7,188

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Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio
	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$8,648,658	$16,671,415
Net realized gain (loss) on investments and foreign currencies	7,889,071	22,171,496
Net unrealized gain (loss) on investments and foreign currencies	(20,916,879)	26,105,781

Net increase (decrease) in net assets resulting from operations	(4,379,150)	64,948,692

Distributions to shareholders from:
Net investment income — Class 1	—	(9,837,045)
Net investment income — Class 2	—	(772,053)
Net investment income — Class 3	—	(13,223,007)
Net realized gain on securities — Class 1	—	—
Net realized gain on securities — Class 2	—	—
Net realized gain on securities — Class 3	—	—

Total distributions to shareholders	—	(23,832,105)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	30,659,790	81,491,734

Total increase (decrease) in net assets	26,280,640	122,608,321

NET ASSETS:
Beginning of period	1,400,114,190	1,277,505,869

End of period†	$1,426,394,830	$1,400,114,190

† Includes accumulated undistributed net investment income (loss)	$25,913,807	$17,265,149

See Notes to Financial Statements

68

Asset Allocation Portfolio		Growth and Income Portfolio		Growth Portfolio
For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014

$2,483,029	$5,215,513	$784,580	$921,836	$2,569,243	$3,721,851
10,419,917	21,565,777	3,443,220	8,145,686	17,529,038	122,518,139
(8,633,807)	(10,606,354)	4,477,030	8,781,677	3,784,047	(83,395,187)

4,269,139	16,174,936	8,704,830	17,849,199	23,882,328	42,844,803

—	(3,615,843)	—	(696,313)	—	(2,633,069)
—	(359,729)	—	—	—	(102,689)
—	(1,244,489)	—	—	—	(366,505)
—	(4,068,814)	—	(3,542,297)	—	—
—	(434,796)	—	—	—	—
—	(1,536,297)	—	—	—	—

—	(11,259,968)	—	(4,238,610)	—	(3,102,263)

(10,066,803)	(18,668,496)	16,968,986	52,877,750	8,220,946	49,704,192

(5,797,664)	(13,753,528)	25,673,816	66,488,339	32,103,274	89,446,732

218,642,224	232,395,752	171,934,694	105,446,355	646,228,152	556,781,420

$212,844,560	$218,642,224	$197,608,510	$171,934,694	$678,331,426	$646,228,152

$8,014,835	$5,531,806	$1,714,608	$930,028	$6,439,835	$3,870,592

69

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Capital Appreciation Portfolio
	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,627,902)	$(3,230,550)
Net realized gain (loss) on investments and foreign currencies	112,014,636	233,826,374
Net unrealized gain (loss) on investments and foreign currencies	6,063,037	(44,171,146)

Net increase (decrease) in net assets resulting from operations	116,449,771	186,424,678

Distributions to shareholders from:
Net investment income — Class 1	—	—
Net investment income — Class 2	—	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	—	(109,880,909)
Net realized gain on securities — Class 2	—	(9,907,113)
Net realized gain on securities — Class 3	—	(113,026,027)

Total distributions to shareholders	—	(232,814,049)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(67,940,886)	115,832,302

Total increase (decrease) in net assets	48,508,885	69,442,931

NET ASSETS:
Beginning of period	1,360,195,193	1,290,752,262

End of period†	$1,408,704,078	$1,360,195,193

† Includes accumulated undistributed net investment income (loss)	$(1,630,784)	$(2,882)

*	See Note 1

See Notes to Financial Statements

70

Natural Resources Portfolio		SA BlackRock Multi-Asset Income Portfolio*		Strategic Multi-Asset Portfolio
For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the six months ended June 30, 2015 (unaudited)	For the year ended December 31, 2014

$2,792,207	$2,701,219	$309,007	$150,323	$103,529	$116,200
(23,570,913)	9,636,610	2,106,417	3,143,952	1,460,139	2,230,636
15,596,542	(55,954,133)	(2,563,853)	(1,244,277)	(714,996)	(1,300,078)

(5,182,164)	(43,616,304)	(148,429)	2,049,998	848,672	1,046,758

—	(1,215,552)	—	(210,188)	—	(83,172)
—	(115,003)	—	—	—	—
—	(866,736)	—	(907)	—	—
—	—	—	—	—	(2,938,927)
—	—	—	—	—	—
—	—	—	—	—	—

—	(2,197,291)	—	(211,095)	—	(3,022,099)

(4,339,993)	15,268,130	(1,070,960)	(2,312,355)	(1,584,415)	687,924

(9,522,157)	(30,545,465)	(1,219,389)	(473,452)	(735,743)	(1,287,417)

204,321,747	234,867,212	22,293,521	22,766,973	21,066,781	22,354,198

$194,799,590	$204,321,747	$21,074,132	$22,293,521	$20,331,038	$21,066,781

$5,200,850	$2,408,643	$473,507	$164,500	$297,566	$194,037

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ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2015

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

Effective January 12, 2015, the Multi-Asset Portfolio’s name changed to the “SA BlackRock Multi-Asset Income Portfolio” along with certain changes to the Portfolio’s principal investment strategy and techniques. These changes are reflected below.

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and current income by investing at least 65% of total assets in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Growth Portfolio seeks capital appreciation primarily through investments in a portfolio of common stocks of companies that is widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation by actively allocating the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

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Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2015, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets

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that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended June 30, 2015, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return. As of June 30, 2015, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and

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related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the six months ended June 30, 2015, Government and Quality Bond, SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning. As of June 30, 2015, the following Portfolios had open futures contracts: SA BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At June 30, 2015, the amount shown in the Statements of Assets and Liabilities as due from broker for the SA BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended June 30, 2015, the Capital Appreciation Portfolio used purchased options contracts to seek protection against a decline in value of the Portfolio’s securities. As of June 30, 2015, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statements of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close

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out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the six months ended June 30, 2015, none of the Portfolios had transactions in options written.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended June 30, 2015. For a detailed presentation of derivatives held as of June 30, 2015, please refer to each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Total
SA BlackRock Multi-Asset Income	$1,039	$—	$—	$1,039
Strategic Multi-Asset	710	—	43,090	43,800

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Total
SA BlackRock Multi-Asset Income	$—	$780	$—	$780
Strategic Multi-Asset	743	765	20,098	21,606

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA BlackRock Multi-Asset Income	$19,388
Strategic Multi-Asset	(11,971)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Options Purchased(2)	Forward Foreign Currency Contracts(3)	Total
Government and Quality Bond	$(951,918)	$—	$—	$—	$(951,918)
Capital Appreciation	—	—	(53,713)	—	(53,713)
SA BlackRock Multi-Asset Income	(4,076)	1,230	—	—	(2,846)
Strategic Multi-Asset	(2,061)	32,621	—	517,259	547,819

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	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Futures Contracts(4)	Options Purchased(6)	Forward Foreign Currency Contracts(5)	Total
Government and Quality Bond	$48,578	$—	$—	$—	$48,578
SA BlackRock Multi-Asset Income	12,545	17,670	—	—	30,215
Strategic Multi-Asset	9,365	(12,503)	—	(192,695)	(195,833)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts and written options contracts
(2)	Net realized gain (loss) on investments (unaffiliated)
(3)	Net realized foreign exchange gain (loss) on other assets and liabilities
(4)	Change in unrealized appreciation (depreciation) on futures contracts and written options contracts
(5)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities
(6)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the period ended June 30, 2015.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)
Government and Quality Bond	$24,216,904	$—	$—
Capital Appreciation	—	—	122,253
SA BlackRock Multi-Asset Income	3,319,644	—	—
Strategic Multi-Asset	1,501,862	11,336,264	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of June 30, 2015. The repurchase agreements held by the Portfolios as of June 30, 2015, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Strategic Multi-Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$1,784	$—	$—	$1,784	$—	$—	$—	$—	$1,784	$—	$1,784
Bank of Montreal	4,982	—	—	4,982	3,722	—	—	3,722	1,260	—	1,260
Barclays Bank PLC	118	—	—	118	55	—	—	55	63	—	63
BNP Paribas SA	125	—	—	125	—	—	—	—	125	—	125
Citibank N.A.	11,747	—	—	11,747	1,479	—	—	1,479	10,268	—	10,268
Deutsche Bank AG	9	—	—	9	72	—	—	72	(63)	—	(63)
Goldman Sachs International	—	—	—	—	118	—	—	118	(118)	—	(118)
HSBC Bank USA	1,639	—	—	1,639	1,103	—	—	1,103	536	—	536
JPMorgan Chase Bank N.A	5,008	—	—	5,008	2,144	—	—	2,144	2,864	—	2,864
Morgan Stanley and Co. International PLC	30	—	—	30	445	—	—	445	(415)	—	(415)
National Australia Bank, Ltd.	1,987	—	—	1,987	9,542	—	—	9,542	(7,555)	—	(7,555)
Royal Bank of Canada	11,000	—	—	11,000	117	—	—	117	10,883	—	10,883
State Street Bank and Trust Co.	3,670	—	—	3,670	—	—	—	—	3,670	—	3,670
Toronto Dominion Bank	47	—	—	47	—	—	—	—	47	—	47
UBS AG	944	—	—	944	1,301	—	—	1,301	(357)	—	(357)

	$43,090	$—	$—	$43,090	$20,098	$—	$—	$20,098	$22,992	$—	$22,992

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013 or expected to be taken in each Portfolio’s 2014 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

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Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of June 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	41.02%	$34,790,000
Growth and Income	0.90	760,000
Growth	2.79	2,370,000
Capital Appreciation	5.98	5,075,000
Natural Resources	0.77	650,000
Strategic Multi-Asset	0.08	65,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $84,805,000, a repurchase price of $84,805,236, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	01/31/2022	$57,561,500	$56,091,379
U.S. Treasury Notes	2.00	08/31/2021	30,317,000	30,628,659

As of June 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	41.02%	$30,750,000
Growth and Income	0.89	670,000
Growth	2.79	2,095,000
Capital Appreciation	5.98	4,485,000
Natural Resources	0.77	575,000
Strategic Multi-Asset	0.08	60,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,208, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.63%	06/30/2020	$76,596,000	$76,593,702

As of June 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	41.02%	$30,750,000
Growth and Income	0.89	670,000
Growth	2.79	2,095,000
Capital Appreciation	5.98	4,485,000
Natural Resources	0.77	575,000
Strategic Multi-Asset	0.08	60,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2015, bearing interest at a rate of 0.08% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,167, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.25%	04/30/2021	$74,725,300	$76,596,422

As of June 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	40.94%	$34,870,000
Growth and Income	0.91	775,000
Growth	2.81	2,390,000
Capital Appreciation	5.98	5,090,000
Natural Resources	0.79	670,000
Strategic Multi-Asset	0.09	75,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2015, bearing interest at a rate of 0.11% per annum, with a principal amount of $85,165,000, a repurchase price of $85,165,260, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	02/29/2020	$87,898,000	$87,587,720

As of June 30, 2015, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	41.02%	$30,750,000
Growth and Income	0.89	670,000
Growth	2.79	2,095,000
Capital Appreciation	5.98	4,485,000
Natural Resources	0.77	575,000
Strategic Multi-Asset	0.08	60,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2015, bearing interest at a rate of 0.08% per annum, with a principal amount of $74,960,000, a repurchase price of $74,960,167, and a maturity date of July 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.38%	12/31/2020	$74,212,000	$76,524,446

Mortgage-Backed Dollar Rolls: During the six months ended June 30, 2015, the Government and Quality Bond Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio had TBA Rolls outstanding at the period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA roll transaction may not exceed the transaction costs. For the six months ended June 30, 2015, the Government and Quality Bond Portfolio and SA BlackRock Multi-Asset Income Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $1,030,488 and $6,375, respectively.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The

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purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended June 30, 2015, the Government and Quality Bond Portfolio purchased and/or sold when-issued securities and/or sold forward commitments.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Note 3. Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and
Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
	>	$50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Portfolio	Average Daily Net Assets		Management Fee
Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

SA BlackRock Multi-Asset Income(1)(2)		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%
Strategic Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% of the next $500 million and 0.72% thereafter. This Fee Waiver Agreement became effective on January 12, 2015 and will continue in effect until April 30, 2016. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement. SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

For the period ended June 30, 2015, the amount of investment advisory fees waived was $53,347 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

Wellington Management Company, LLP (“Wellington Management”) EDGE Asset Management, Inc. (“EDGE”) and BlackRock Investment Management, LLC (“BlackRock”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management, EDGE and BlackRock manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management, EDGE and BlackRock are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management, EDGE and BlackRock fees out of advisory fees it receives from the Portfolios.

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The subadvisory fees paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE and SA BlackRock Multi-Asset Income which is paid to BlackRock, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and
Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%
Growth and Income		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Growth		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%
SA BlackRock Multi-Asset Income(1)		$0-$100 million	.425%
	>	$100 million	.400%
	>	$500 million	.375%
	>	$1 billion	.350%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

(1)	BlackRock has agreed to a contractual fee waiver arrangement pursuant to which it will waive all or a portion of its subadvisory fee in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. Notwithstanding the foregoing, the subadvisory fee waiver will not exceed 100% of the subadvisory fee.

For the six months ended June 30, 2015, SAAMCo accrued fees of $13,290,388 from the Trust, of which SAAMCo retained $9,211,833 and $4,078,555 was paid to Wellington Management, EDGE and BlackRock, collectively.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, SunAmerica Series Trust and Seasons Series Trust pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the six months ended June 30, 2015, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Effective January 12, 2015 through April 30, 2016, SAAMCo has contractually agreed to waive its fees and/or reimburse expenses to the extent the annual operating expenses of the SA BlackRock Multi-Asset Income Portfolio exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. SAAMCo had previously contractually agreed to waive its fees and/or reimburse expenses to the extent the annual operating expenses exceeded 1.10% for Class 1 shares and 1.35% for Class 3 shares, respectively. Further, SAAMCo is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 1.20% for Class 1 shares. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under GAAP, litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any voluntary or contractual waivers or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and Strategic Multi-Asset Portfolios are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2016, only with the approval of the Board. For the six months ended June 30, 2015, pursuant to the contractual and voluntary expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$77,720
SA BlackRock Multi-Asset Income — Class 3	561
Strategic Multi Asset	51,040

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For the six months ended June 30, 2015, expenses previously waived and/or reimbursed by SAAMCo that are subject to recoupment and expire during the time period indicated are as follows:

	Balance Subject to Recoupment
Portfolio	December 31, 2015	December 31, 2016	December 31, 2017
SA BlackRock Multi-Asset Income — Class 1	$97,003	$249,376	$77,720
SA BlackRock Multi-Asset Income — Class 3	470	1,395	561
Strategic Multi Asset	—	61,301	51,040

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended June 30, 2015, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Asset Allocation	$173
Growth and Income	1,385
Growth	6,152
Capital Appreciation	3,419
Natural Resources	1,260
SA BlackRock Multi-Asset Income	29
Strategic Multi-Asset	137

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2015 were as follows:

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	SA Blackrock Multi-Asset Income Portfolio	Strategic Multi-Asset Portfolio
Purchases (excluding U.S. government securities)	$84,834,113	$32,746,663	$51,548,079	$279,265,280	$430,195,517	$115,794,370	$24,911,824	$8,618,436
Sales (excluding U.S. government securities)	59,122,481	39,101,613	35,606,198	266,914,272	496,836,048	101,146,212	19,146,211	9,554,961
Purchases of U.S. government securities	504,322,806	7,168,000	—	—	—	—	1,682,521	780,565
Sales of U.S. government securities	621,781,962	7,289,900	—	—	—	—	7,044,604	833,242

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, contingent payment debt instruments, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2014
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$24,873,809	$331,560	$40,493,059	$23,832,105	$—
Asset Allocation	5,952,897	20,555,508	32,781,881	5,220,061	6,039,907
Growth and Income	4,007,691	5,037,890	24,134,395	3,728,579	510,031
Growth	3,872,040	93,501,275	31,449,344	3,102,263	—
Capital Appreciation	73,679,791	156,202,428	240,636,171	103,154,500	129,659,549
Natural Resources	2,410,081	(7,077,357)	(45,351,004)	2,197,291	—
SA BlackRock Multi-Asset Income	377,745	2,476,551	2,134,275	211,095	—
Strategic Multi-Asset	1,038,832	1,426,979	949,592	1,774,675	1,247,424

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

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As of December 31, 2014, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward†		Unlimited†
	2017	2018	ST	LT
Government and Quality Bond	$—	$—	$—	$—
Asset Allocation	—	—	—	—
Growth and Income	—	—	—	—
Growth	—	—	—	—
Capital Appreciation	—	—	—	—
Natural Resources	—	—	528,608	6,548,749
SA BlackRock Multi-Asset Income	—	—	—	—
Strategic MultiAsset	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

As of June 30, 2015, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$26,839,741	$(7,178,584)	$19,661,157	$1,659,486,302
Asset Allocation	27,311,281	(3,162,539)	24,148,742	189,145,187
Growth and Income	32,063,471	(3,452,046)	28,611,425	168,792,608
Growth	64,357,059	(29,123,618)	35,233,441	645,756,846
Capital Appreciation	294,299,044	(47,598,000)	246,701,044	1,174,132,476
Natural Resources	3,962,290	(33,715,228)	(29,752,938)	224,560,445
SA BlackRock Multi-Asset Income	—	(463,817)	(463,817)	21,543,467
Strategic Multi-Asset	1,519,496	(1,119,184)	400,312	19,859,131

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,539,010	$69,419,037	10,900,124	$164,126,032	26,025	$398,373	151,740	$2,288,034
Reinvested dividends	—	—	659,934	9,837,045	—	—	51,741	772,053
Shares redeemed	(1,054,535)	(16,124,482)	(2,451,317)	(36,873,514)	(335,199)	(5,127,636)	(670,054)	(10,084,840)

Net increase (decrease)	3,484,475	$53,294,555	9,108,741	$137,089,563	(309,174)	$(4,729,263)	(466,573)	$(7,024,753)

	Class 3
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	2,337,284	$35,544,308	5,180,331	$77,767,589
Reinvested dividends	—	—	889,449	13,223,007
Shares redeemed	(3,510,399)	(53,449,810)	(9,316,131)	(139,563,672)

Net increase (decrease)	(1,173,115)	$(17,905,502)	(3,246,351)	$(48,573,076)

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	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63,264	$1,061,413	183,678	$3,035,169	10,990	$186,807	66,358	$1,081,948
Reinvested dividends	—	—	468,744	7,684,657	—	—	48,508	794,525
Shares redeemed	(666,982)	(11,275,360)	(1,641,929)	(27,158,439)	(53,509)	(900,527)	(278,434)	(4,588,405)

Net increase (decrease)	(603,718)	$(10,213,947)	(989,507)	$(16,438,613)	(42,519)	$(713,720)	(163,568)	$(2,711,932)

	Class 3
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	351,287	$5,898,277	453,253	$7,450,792
Reinvested dividends	—	—	170,482	2,780,786
Shares redeemed	(299,889)	(5,037,413)	(592,624)	(9,749,529)

Net increase (decrease)	51,398	$860,864	31,111	$482,049

	Growth and Income Portfolio
	Class 1
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,453,817	$18,789,516	4,232,742	$50,086,901
Reinvested dividends	—	—	352,457	4,238,610
Shares redeemed	(142,134)	(1,820,530)	(125,120)	(1,447,761)

Net increase (decrease)	1,311,683	$16,968,986	4,460,079	$52,877,750

	Growth Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,134,031	$36,656,169	3,363,875	$101,714,509	4,433	$142,612	36,774	$1,080,725
Reinvested dividends	—	—	84,705	2,633,069	—	—	3,302	102,689
Shares redeemed	(486,375)	(15,824,089)	(1,073,149)	(32,207,809)	(110,589)	(3,578,831)	(178,103)	(5,392,421)

Net increase (decrease)	647,656	$20,832,080	2,375,431	$72,139,769	(106,156)	$(3,436,219)	(138,027)	$(4,209,007)

	Class 3
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	64,026	$2,075,789	197,492	$5,935,403
Reinvested dividends	—	—	11,803	366,505
Shares redeemed .	(347,471)	(11,250,704)	(813,411)	(24,528,478)

Net increase (decrease)	(283,445)	$(9,174,915)	(604,116)	$(18,226,570)

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	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold .	430,256	$21,608,484	1,102,507	$54,545,127	14,358	$708,885	25,516	$1,229,412
Reinvested dividends	—	—	2,360,865	109,880,909	—	—	217,965	9,907,113
Shares redeemed .	(800,209)	(40,213,538)	(1,656,060)	(81,843,561)	(143,501)	(7,042,708)	(249,916)	(12,176,123)

Net increase (decrease)	(369,953)	$(18,605,054)	1,807,312	$82,582,475	(129,143)	$(6,333,823)	(6,435)	$(1,039,598)

	Class 3
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold .	447,088	$21,440,326	894,550	$42,771,849
Reinvested dividends	—	—	2,525,647	113,026,027
Shares redeemed .	(1,329,269)	(64,442,335)	(2,568,781)	(121,508,451)

Net increase (decrease)	(882,181)	$(43,002,009)	851,416	$34,289,425

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold .	567,715	$10,878,378	1,127,382	$26,501,260	12,389	$231,847	46,067	$943,877
Reinvested dividends	—	—	49,265	1,215,552	—	—	4,674	115,003
Shares redeemed .	(286,560)	(5,497,735)	(408,447)	(9,642,106)	(85,289)	(1,652,897)	(96,053)	(2,274,212)

Net increase (decrease)	281,155	$5,380,643	768,200	$18,074,706	(72,900)	$(1,421,050)	(45,312)	$(1,215,332)

	Class 3
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold .	302,484	$5,641,452	1,113,869	$23,253,681
Reinvested dividends	—	—	35,396	866,736
Shares redeemed .	(736,132)	(13,941,038)	(1,088,892)	(25,711,661)

Net increase (decrease)	(433,648)	$(8,299,586)	60,373	$(1,591,244)

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold .	17,774	$146,768	10,318	$82,314	6,910	$57,257	—	$—
Reinvested dividends	—	—	26,499	210,188	—	—	114	907
Shares redeemed .	(155,164)	(1,274,859)	(334,347)	(2,605,764)	(15)	(126)	—	—

Net increase (decrease)	(137,390)	$(1,128,091)	(297,530)	$(2,313,262)	6,895	$57,131	114	$907

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	Strategic Multi-Asset Portfolio
	Class 1
	For the six months ended June 30, 2015 (unaudited)		For the year ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	8,979	$81,983	31,717	$297,584
Reinvested dividends	—	—	356,477	3,022,099
Shares redeemed	(187,038)	(1,666,398)	(286,366)	(2,631,759)

Net increase (decrease)	(178,059)	$(1,584,415)	101,828	$687,924

Note 8.  Trustees’ Retirement Plan

The Board has adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statements of Operations.

	As of June 30, 2015
Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Government and Quality Bond	$—	$—	$2,066
Asset Allocation	—	—	445
Growth and Income	—	—	86
Growth	—	—	1,452
Capital Appreciation	—	—	2,880
Natural Resources	—	—	420
SA BlackRock Multi-Asset Income	—	—	256
Strategic Multi-Asset	—	—	178

Note 9.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of

87

which are included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2015, the following Portfolios had borrowings:

Portfolio	Days outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	20	$4,114	$5,364,675	1.38%
Natural Resources	5	$26	$136,363	1.38%
Strategic Multi-Asset	7	$32	$83,176	1.39%

At June 30, 2015, there were no borrowings outstanding.

Note 10.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2015, none of the Portfolios participated in this program.

Note 11.  Investment Concentration

Certain of the Portfolios may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Strategic Multi-Asset Portfolio. At June 30, 2015, the Strategic Multi-Asset Portfolio had 6.9% of its net assets invested in securities domiciled in Japan.

The Government and Quality Bond Portfolio and Asset Allocation Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At June 30, 2015, the Government and Quality Bond Portfolio and Asset Allocation Portfolio had 44.6%, and 10.2%, respectively, of their net assets invested in such securities.

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ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/10	$14.95	$0.42	$0.33	$0.75	$(0.63)	$—	$(0.63)	$15.07	4.98%	$297,126	0.59%		2.75%		66%
12/31/11	15.07	0.35	0.71	1.06	(0.49)	(0.07)	(0.56)	15.57	7.09	260,025	0.62		2.24		44
12/31/12	15.57	0.29	0.31	0.60	(0.37)	(0.22)	(0.59)	15.58	3.83	326,992	0.59		1.88		81
12/31/13	15.58	0.21	(0.55)	(0.34)	(0.38)	(0.15)	(0.53)	14.71	(2.15)	421,167	0.59		1.40		184
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58		1.40		128
06/30/15(3)	15.18	0.10	(0.13)	(0.03)	—	—	—	15.15	(0.20)	624,325	0.57	(4)	1.36	(4)	44

Government and Quality Bond Portfolio Class 2
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	(0.61)	15.06	4.83	80,584	0.74		2.60		66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	(0.07)	(0.53)	15.56	6.89	68,974	0.77		2.09		44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	(0.22)	(0.56)	15.57	3.65	60,472	0.74		1.72		81
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74		1.26		184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73		1.25		128
06/30/15(3)	15.19	0.09	(0.13)	(0.04)	—	—	—	15.15	(0.26)	39,173	0.72	(4)	1.22	(4)	44

Government and Quality Bond Portfolio Class 3
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	(0.59)	15.03	4.74	737,455	0.84		2.50		66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	(0.07)	(0.53)	15.52	6.78	735,004	0.87		1.99		44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	(0.22)	(0.55)	15.52	3.53	797,475	0.84		1.63		81
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84		1.16		184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83		1.15		128
06/30/15(3)	15.13	0.08	(0.13)	(0.05)	—	—	—	15.08	(0.33)	762,898	0.82	(4)	1.12	(4)	44

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited
(4)	Annualized

See Notes to Financial Statements

89

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/10	$12.00	$0.33	$1.30	$1.63	$(0.34)	$—	$(0.34)	$13.29	13.89%	$195,082	0.76%		2.64%		65%
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	(0.37)	13.03	0.93	167,345	0.80		2.82		44
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	(0.43)	14.15	11.95	159,351	0.80		2.65		30
12/31/13	14.15	0.35	2.15	2.50	(0.44)	—	(0.44)	16.21	17.87	159,638	0.79		2.29		27
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75		2.37		29
06/30/15(4)	16.54	0.20	0.13	0.33	—	—	—	16.87	2.00	139,309	0.76	(5)	2.37	(5)	19

Asset Allocation Portfolio Class 2
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	(0.33)	13.26	13.69	20,513	0.91		2.49		65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	(0.35)	13.00	0.76	18,303	0.95		2.67		44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	(0.41)	14.12	11.78	17,151	0.95		2.50		30
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94		2.14		27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90		2.22		29
06/30/15(4)	16.52	0.19	0.13	0.32	—	—	—	16.84	1.94	15,333	0.91	(5)	2.22	(5)	19

Asset Allocation Portfolio Class 3
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	(0.32)	13.24	13.61	34,612	1.01		2.40		65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	(0.34)	12.97	0.64	39,025	1.06		2.58		44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	(0.40)	14.08	11.68	43,328	1.05		2.41		30
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04		2.04		27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00		2.12		29
06/30/15(4)	16.45	0.18	0.12	0.30	—	—	—	16.75	1.82	58,202	1.01	(5)	2.13	(5)	19

Growth and Income Portfolio Class 1
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	(0.00)	8.01	11.93	9,669	1.56		0.03		67
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	(0.00)	7.55	(5.71)	7,449	1.82		(0.18)		69
12/31/12	7.55	0.08	0.94	1.02	—	—	—	8.57	13.51	39,271	1.28		0.97		73
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	(0.03)	11.32	32.43	105,446	0.86		1.03		109
12/31/14	11.32	0.08	1.43	1.51	(0.06)	(0.29)	(0.35)	12.48	13.45	171,935	0.77		0.68		64
06/30/15(4)	12.48	0.05	0.57	0.62	—	—	—	13.10	4.97	197,609	0.74	(5)	0.84	(5)	19

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14	06/30/15(4)(5)
Asset Allocation Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

90

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Growth Portfolio Class 1
12/31/10	$18.33	$0.13	$2.43	$2.56	$(0.13)	$—	$(0.13)	$20.76	14.10%	$244,740	0.78%		0.66%		82%
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	(0.15)	19.31	(6.21)	190,613	0.83		0.55		84
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	(0.12)	21.88	13.95	244,122	0.79		1.05		92
12/31/13	21.88	0.19	7.48	7.67	(0.21)	—	(0.21)	29.34	35.14	403,439	0.77		0.74		78
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48	505,595	0.74		0.68		118
06/30/15(5)	31.36	0.13	1.02	1.15	—	—	—	32.51	3.67	545,313	0.73	(6)	0.81	(6)	41

Growth Portfolio Class 2
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	(0.11)	20.75	13.96	37,148	0.93		0.51		82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	(0.12)	19.30	(6.40)	27,851	0.98		0.39		84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	(0.08)	21.88	13.81	25,506	0.94		0.85		92
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97	27,163	0.92		0.60		78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28	24,700	0.89		0.54		118
06/30/15(5)	31.36	0.11	1.02	1.13	—	—	—	32.49	3.60	22,143	0.88	(6)	0.66	(6)	41

Growth Portfolio Class 3
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	(0.09)	20.71	13.89	151,712	1.03		0.41		82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	(0.10)	19.26	(6.52)	122,324	1.08		0.30		84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	(0.06)	21.84	13.72	118,352	1.04		0.76		92
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82	126,179	1.02		0.50		78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18	115,933	0.99		0.44		118
06/30/15(5)	31.30	0.09	1.02	1.11	—	—	—	32.41	3.55	110,875	0.98	(6)	0.56	(6)	41

Capital Appreciation Portfolio Class 1
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	(0.04)	36.73	22.72	556,674	0.75		(0.14)		96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	34.14	(7.05)	435,001	0.79		(0.19)		91
12/31/12	34.14	(0.07)	8.23	8.16	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74		(0.17)		103
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80	605,894	0.75		(0.22)		105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26	668,565	0.74		(0.12)		91
06/30/15(5)	47.38	(0.03)	4.16	4.13	—	—	—	51.51	8.72	707,783	0.74	(6)	(0.11	)(6)	31

Capital Appreciation Portfolio Class 2
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	(0.01)	36.30	22.53	72,088	0.90		(0.29)		96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	33.69	(7.19)	54,499	0.94		(0.34)		91
12/31/12	33.69	(0.13)	8.12	7.99	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89		(0.33)		103
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62	59,470	0.90		(0.37)		105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08	56,610	0.89		(0.27)		91
06/30/15(5)	46.25	(0.06)	4.05	3.99	—	—	—	50.24	8.63	55,010	0.89	(6)	(0.26	)(6)	31

Capital Appreciation Portfolio Class 3
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	36.03	22.43	546,714	1.00		(0.38)		96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	33.41	(7.27)	499,914	1.04		(0.45)		91
12/31/12	33.41	(0.16)	8.04	7.88	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99		(0.42)		103
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46	625,388	1.00		(0.47)		105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96	635,020	0.99		(0.37)		91
06/30/15(5)	45.52	(0.09)	3.99	3.90	—	—	—	49.42	8.57	645,912	0.99	(6)	(0.36	)(6)	31

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/10	12/31/11	12/31/12	12/31/13	12/31/14	06/30/14(5)(6)
Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.01	0.01	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 2	0.01	0.01	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 3	0.01	0.01	0.00	0.00	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(5)	Unaudited
(6)	Annualized

See Notes to Financial Statements

91

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate
Natural Resources Portfolio Class 1
12/31/10	$39.96	$0.27	$5.53	$5.80	$(0.36)	$(2.57)	$(2.93)	$42.83	16.20	(4)%	$123,891	0.82%		0.70%		82%
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	(10.11)	(10.39)	24.38	(20.27)		81,957	0.87		0.87		89
12/31/12	24.38	0.28	0.55	0.83	(0.27)	(2.33)	(2.60)	22.61	3.54		84,409	0.83		1.18		55
12/31/13	22.61	0.18	1.12	1.30	(0.22)	—	(0.22)	23.69	5.80		100,572	0.84		0.80		77
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)		95,751	0.82		1.28		91
06/30/15(7)	19.10	0.28	(0.78)	(0.50)	—	—	—	18.60	(2.62)		98,505	0.83	(8)	2.89	(8)	51
Natural Resources Portfolio Class 2
12/31/10	39.85	0.21	5.51	5.72	(0.31)	(2.57)	(2.88)	42.69	16.01	(4)	24,994	0.97		0.55		82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	(10.11)	(10.33)	24.29	(20.38)		17,284	1.02		0.72		89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	(2.33)	(2.55)	22.53	3.37		15,018	0.98		1.01		55
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64		13,767	0.99		0.66		77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)		10,238	0.97		1.15		91
06/30/15(7)	19.03	0.26	(0.76)	(0.50)	—	—	—	18.53	(2.63)		8,615	0.98	(8)	2.73	(8)	51
Natural Resources Portfolio Class 3
12/31/10	39.73	0.17	5.50	5.67	(0.27)	(2.57)	(2.84)	42.56	15.93	(4)	175,152	1.07		0.45		82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	(10.11)	(10.29)	24.18	(20.47)		140,166	1.12		0.62		89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	(2.33)	(2.53)	22.41	3.25		131,121	1.08		0.92		55
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56		120,528	1.09		0.56		77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)		98,333	1.07		1.04		91
06/30/15(7)	18.94	0.25	(0.76)	(0.51)	—	—	—	18.43	(2.69)		87,680	1.08	(8)	2.61	(8)	51
SA BlackRock Multi-Asset Income Portfolio Class 1+
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	(0.08)	6.10	9.00		26,790	1.34		1.09		53
12/31/11	6.10	0.04	(0.11)	(0.07)	(0.08)	—	(0.08)	5.95	(1.17)		23,405	1.46		0.69		53
12/31/12	5.95	0.06	0.51	0.57	(0.06)	—	(0.06)	6.46	9.50		22,114	1.42	(5)	0.90	(5)	75
12/31/13	6.46	0.06	1.08	1.14	(0.08)	—	(0.08)	7.52	17.67		22,651	1.10	(5)	0.86	(5)	71
12/31/14	7.52	0.05	0.68	0.73	(0.08)	—	(0.08)	8.17	9.68		22,167	1.10	(5)	0.67	(5)	88
06/30/15(7)	8.17	0.12	(0.18)	(0.06)	—	—	—	8.11	(0.73)		20,892	0.61	(5)(8)	2.86	(5)(8)	126
SA BlackRock Multi-Asset Income Portfolio Class 3+
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	6.46	(1.07)		99	1.35	(5)(8)	0.92	(5)(8)	75
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	(0.07)	7.50	17.30		116	1.35	(5)	0.60	(5)	71
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	(0.06)	8.15	9.47		127	1.35	(5)	0.42	(5)	88
06/30/15(7)	8.15	0.11	(0.18)	(0.07)	—	—	—	8.08	(0.86)		182	0.86	(5)(8)	2.81	(5)(8)	126
Strategic Multi-Asset Portfolio Class 1
12/31/10	6.79	0.02	0.86	0.88	—	—	—	7.67	12.96		25,272	1.55		0.34		99
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	(0.08)	7.30	(3.81)		21,089	1.71		0.51		120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	(0.20)	8.20	15.10		21,316	1.71		0.54		105
12/31/13	8.20	0.04	1.55	1.59	(0.21)	(0.06)	(0.27)	9.52	19.65		22,354	1.80		0.50		99
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	(1.38)	8.60	5.04		21,067	1.42	(5)	0.54	(5)	96
06/30/15(7)	8.60	0.04	0.30	0.34	—	—	—	8.94	3.95		20,331	1.20	(5)(8)	0.99	(5)(8)	46

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/10	12/31/11	12/31/12		12/31/13	12/31/14	06/30/15(7)(8)
Natural Resources Portfolio Class 1	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%
Natural Resources Portfolio Class 2	0.00	0.00	0.00		0.00	0.00	0.00
Natural Resources Portfolio Class 3	0.00	0.00	0.00		0.00	0.00	0.00
SA BlackRock Multi-Asset Income Portfolio Class 1	0.00	0.00	0.00		0.00	0.00	0.00
SA BlackRock Multi-Asset Income Portfolio Class 3	—	—	0.00	(8)	0.00	0.00	0.00
Strategic Multi-Asset Portfolio Class 1	0.00	0.00	0.00		0.00	0.00	0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12		12/31/13	12/31/14	06/30/15(7)(8)
SA BlackRock Multi-Asset Income Portfolio Class 1	0.17%		0.44%	1.12%	1.21%
SA BlackRock Multi-Asset Income Portfolio Class 3	0.76	(8)	0.43	1.16	1.32
Strategic Multi-Asset Portfolio Class 1	—		—	0.28	0.49
(6)	Commencement of operations.
(7)	Unaudited
(8)	Annualized
+	See Note 1

See Notes to Financial Statements

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ANCHOR SERIES TRUST

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS – (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management, LLC (“SunAmerica”), Edge Asset Management, Inc. (“Edge”) or Wellington Management Company LLP (“Wellington,” and together with Edge, the “Subadvisers”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2016 at an in-person meeting held on June 2, 2015 (the “Meeting”). The Trust currently consists of the following eight separate Portfolios: Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, SA BlackRock Multi-Asset Income Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Strategic Multi-Asset Portfolio and Government and Quality Bond Portfolio and the Subadvisory Agreement between SunAmerica and Edge with respect to the Asset Allocation Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2016.1

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Portfolios by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. (“Lipper”), an independent third-party provider of mutual fund data, on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and the Subadvisers’ risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers.    The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Portfolios pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SunAmerica had implemented with respect to its investment department, and concluded, based on their experience and interaction with SunAmerica, that: (i) SunAmerica has been able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities

[1]	At an in-person meeting of the Board of Trustees held on September 30, 2014, the Board approved the Subadvisory Agreement between SunAmerica, on behalf of the SA BlackRock Multi-Asset Income Portfolio, and BlackRock Investment Management, LLC (“BlackRock”) for an initial term ending on June 30, 2016. Therefore, the Board did not consider the Subadvisory Agreement with respect to the SA BlackRock Multi-Asset Income Portfolio at the Meeting.

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under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2015, SunAmerica managed, advised and/or administered approximately $74.7 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SunAmerica’s risk management processes. The Board further observed that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed SunAmerica’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Portfolios.

The Board also considered the nature, extent and quality of subadvisory services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day portfolio management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser’s code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.    The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Lipper and to an appropriate index or combination of indices, including the Portfolios’ benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended March 31, 2015. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one- and five-year periods and above the median of its Peer Group for the three-year period. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one-year period, equal to the median of its Peer Universe for the three-year period and below the median of its Peer Universe for the five-year period. The Board further considered that the Portfolio outperformed its Lipper Index for the one-, three- and five year periods. The Board concluded that the Portfolio’s overall performance was satisfactory.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Performance Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Growth and Income Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one-year period and below the median of its Peer Group for the three- and five-year periods. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one- and three-year periods and below the median of its Peer Universe for the five-year period. The Board also considered that the Portfolio outperformed its Lipper Index for the one- and three-year periods and underperformed its Lipper Index for the five-year period. The Board noted management’s discussion of the Portfolio’s performance, including the continued monitoring of the Portfolio as well as the fact that a new portfolio management team within Wellington had assumed responsibility for the day-to-day management of the Portfolio in May 2013. The Board noted that since the

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new management team assumed responsibility for management of the Portfolio, performance had improved and concluded that the Portfolio’s performance was being addressed.

Growth Portfolio.    The Board considered that the Portfolio’s performance was below the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one- and three-year periods and underperformed its Lipper Index for the five-year period. The Board noted management’s discussion of the Portfolio’s performance, including the continued monitoring of the Portfolio as well as the fact that a new portfolio management team within Wellington had assumed responsibility for the day-to-day management of the Portfolio in June 2014. The Board concluded that the Portfolio’s performance was being addressed.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one- and three-year periods and underperformed its Lipper Index for the five-year period. The Board concluded that the Portfolio’s performance was satisfactory.

SA BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s performance was equal to the median of its Peer Group for the one-year period and below the median of its Peer Group for the three- and five-year periods. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one-year period and below the median of its Peer Universe for the three- and five-year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one-year period and underperformed its Lipper Index for the three and five-year periods. The Board noted management’s discussion of the Fund’s performance and that effective January 12, 2015, the Portfolio changed its name and certain of the Fund’s principal investment strategies and techniques, and BlackRock was appointed as the subadviser to the Portfolio. The Board concluded that the Portfolio’s performance was being addressed.

Natural Resources Portfolio.     The Board considered that the Portfolio’s performance was below the medians of its Peer Group and Peer Universe for the one-, three-, and five-year periods. The Board further considered that the Portfolio underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management’s discussions of the Portfolio’s performance, as well as management’s continued monitoring of the Portfolio. The Board concluded that the Portfolio’s performance was being addressed.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one- and three-year periods and below the medians of its Peer Group and Peer Universe for the five- year period. The Board also considered that the Portfolio outperformed its Lipper Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the mutual funds identified as similar to the Portfolios are sold only in the variable annuity market and, accordingly, are in different Lipper classifications, with peer groups consisting of funds underlying variable insurance products. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information

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as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board also recognized that, with respect to the Asset Allocation Portfolio, the similar account identified by Edge utilizes a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which it serves as adviser or subadviser.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Growth and Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were equal to the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses, including the impact of the Portfolio’s small size on its expenses.

Growth Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and equal to the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussions regarding the Portfolio’s expenses.

SA BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints.

Natural Resources Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted management’s discussion regarding the Portfolio’s expenses.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussions regarding the Portfolio’s expenses, including the impact of the Portfolio’s small size on its expenses.

Profitability.    The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expenses incurred by SunAmerica, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans.

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Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, SunAmerica and affiliated insurance companies have entered into arrangements, including arrangements relating to services provided by the insurance companies with respect to certain funds that are available as investment options in annuity products (including the Portfolios). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SunAmerica or Subadvisers.

The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.    The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SunAmerica fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements (other than with respect to the Natural Resources Portfolio) included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2016. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

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ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.12 (8/15)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 4, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: September 4, 2015